PROSPECTUS
MAY 1, 2004

Merrill Lynch Life Variable Annuity Separate Account D (the "Separate Account")

FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: Little Rock, Arkansas 72201

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East
                          Jacksonville, Florida 32246
                             PHONE: (800) 535-5549

                                offered through
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here must be issued as an IRA Contract or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. If this Contract is not issued or purchased as such, the taxes on gains will not be deferred. The Contract provides a variety of investment features and options for income protection later in life.

THE CONTRACT ITSELF DOES NOT PROVIDE THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY. THE TAX ADVANTAGES AVAILABLE WITH THIS CONTRACT EXIST SOLELY THROUGH THE IRA, IRA ACCOUNT, OR ROTH IRA ACCOUNT. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount's assets in one of the following mutual funds or portfolios ("Funds"):

-  MERRILL LYNCH BASIC VALUE FUND, INC.
-  MERRILL LYNCH BOND FUND, INC.
      -  Merrill Lynch Core Bond Portfolio
-  MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.
-  MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.
-  MERRILL LYNCH READY ASSETS TRUST
-  MERRILL LYNCH INDEX FUNDS, INC.
      -  Merrill Lynch S&P 500 Index Fund
-  MERRILL LYNCH SMALL CAP VALUE FUND, INC.
-  MERRILL LYNCH U.S. GOVERNMENT MORTGAGE FUND
-  AIM EQUITY FUNDS
      -  AIM Constellation Fund
-  AIM FUNDS GROUP
      -  AIM Premier Equity Fund
-  ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
-  ALLIANCEBERNSTEIN PREMIER GROWTH FUND, INC.
-  AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
      -  Equity Income Fund
-  AMERICAN FUNDS
      -  The Bond Fund of America, Inc.
      -  The Growth Fund of America, Inc.
      -  The Income Fund of America, Inc.
      -  The Investment Company of America
-  DAVIS NEW YORK VENTURE FUND, INC.
-  DELAWARE GROUP EQUITY FUNDS III
      -  Delaware Trend Fund
-  FIDELITY ADVISOR SERIES I
      -  Advisor Equity Growth Fund
      -  Advisor Mid Cap Fund
-  FIDELITY ADVISOR SERIES VIII
      -  Advisor Overseas Fund
-  LORD ABBETT BOND-DEBENTURE FUND, INC.
-  LORD ABBETT MID-CAP VALUE FUND, INC.
-  MFS SERIES TRUST I
      -  MFS(R) Core Growth Fund
      -  MFS(R) Research International Fund
-  MFS SERIES TRUST IV
      -  MFS(R) Mid Cap Growth Fund
-  OPPENHEIMER GLOBAL FUND
-  OPPENHEIMER MAIN STREET FUNDS
      -  Main Street Fund
-  OPPENHEIMER QUEST FOR VALUE FUNDS
      -  Oppenheimer Quest Opportunity Value Fund
-  PIMCO FUNDS: MULTI-MANAGER SERIES
      -  PIMCO PEA Renaissance Fund
      -  PIMCO NFJ Small Cap Value Fund
-  PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES
      -  PIMCO Total Return Fund
-  THE PUTNAM FUND FOR GROWTH AND INCOME
-  PUTNAM INTERNATIONAL EQUITY FUND
-  PUTNAM VOYAGER FUND
-  SELIGMAN VALUE FUND SERIES, INC.
      -  Seligman Small-Cap Value Fund
-  TEMPLETON FUNDS, INC.
      -  Foreign Fund
-  TEMPLETON GROWTH FUND, INC.
-  VAN KAMPEN COMSTOCK FUND
-  VAN KAMPEN EQUITY AND INCOME FUND
-  VAN KAMPEN EQUITY TRUST
      -  Van Kampen Aggressive Growth Fund

The Funds available under this Contract are also available for direct purchase by the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you won't pay Contract or separate account charges, but you also won't have annuity options or death benefit features. Because of these additional Contract and separate account charges, which affect contract values and subaccount returns, you should refer only to information regarding the Funds available through the Company, rather than to information that may be available through alternate sources.

The value of your Contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.

We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the Contract to the extent of gain is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% Federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                          WHAT DOES THIS ANNUITY COST?

We impose a number of charges, including a surrender (sales) charge and an asset-based insurance charge. We provide more details on these charges, as well as a description of all other charges, later in the Prospectus.

                            ------------------------

This Prospectus contains information about the Contract and the Separate Account that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Separate Account. We have filed the Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The Table of Contents for this Statement of Additional Information is found on page 61 of this Prospectus.

The Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

CURRENT PROSPECTUSES FOR THE FUNDS MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
DEFINITIONS.................................................    8
CAPSULE SUMMARY OF THE CONTRACT.............................    8
  Premiums..................................................    9
  The Separate Account......................................    9
  The Funds Available For Investment........................    9
  Fees and Charges..........................................   10
     Asset-Based Insurance Charge...........................   10
     Surrender Charge.......................................   10
     Contract Fee...........................................   10
     Guaranteed Minimum Income Benefit Fee ("GMIB Fee").....   10
     Premium Taxes..........................................   11
     Fund Expenses..........................................   11
  Transfers Among Subaccounts...............................   11
  Withdrawals...............................................   11
  Death Benefit.............................................   12
  Annuity Payments..........................................   12
  Guaranteed Minimum Income Benefit.........................   12
  Ten Day Right to Review...................................   12
  Replacement of Contracts..................................   13
FEE TABLE...................................................   13
YIELDS AND TOTAL RETURNS....................................   18
MERRILL LYNCH LIFE INSURANCE COMPANY........................   19
THE SEPARATE ACCOUNT........................................   19
  Segregation of Separate Account Assets....................   19
  Number of Subaccounts; Subaccount Investments.............   20
INVESTMENTS OF THE SEPARATE ACCOUNT.........................   20
  General Information and Investment Risks..................   20
  Merrill Lynch Basic Value Fund, Inc.......................   21
  Merrill Lynch Bond Fund, Inc..............................   21
     Merrill Lynch Core Bond Portfolio......................   21
  Merrill Lynch Fundamental Growth Fund, Inc. ..............   21
  Merrill Lynch Global Allocation Fund, Inc. ...............   21
  Merrill Lynch Ready Assets Trust .........................   22
  Merrill Lynch Index Funds, Inc. ..........................   22
     Merrill Lynch S&P 500 Index Fund.......................   22
  Merrill Lynch Small Cap Value Fund, Inc. .................   22
  Merrill Lynch U.S. Government Mortgage Fund...............   22
  AIM Equity Funds..........................................   23
     AIM Constellation Fund.................................   23
  AIM Funds Group...........................................   23
     AIM Premier Equity Fund................................   23
  AllianceBernstein Growth and Income Fund, Inc. ...........   23
  AllianceBernstein Premier Growth Fund, Inc. ..............   24
  American Century Capital Portfolios, Inc. ................   24
     Equity Income Fund.....................................   24
  American Funds............................................   24
     The Bond Fund of America, Inc. ........................   24
     The Growth Fund of America, Inc. ......................   24
     The Income Fund of America, Inc. ......................   24
     The Investment Company of America......................   25

                                                              PAGE
                                                              ----
  Davis New York Venture Fund, Inc. ........................   25
  Delaware Group Equity Funds III...........................   25
     Delaware Trend Fund....................................   25
  Fidelity Advisor Series I.................................   25
     Advisor Equity Growth Fund.............................   26
     Advisor Mid Cap Fund...................................   26
  Fidelity Advisor Series VIII..............................   26
     Advisor Overseas Fund..................................   26
  Lord Abbett Bond-Debenture Fund, Inc. ....................   26
  Lord Abbett Mid-Cap Value Fund, Inc. .....................   26
  MFS Series Trust I........................................   27
     MFS(R) Core Growth Fund................................   27
     MFS(R) Research International Fund.....................   27
  MFS Series Trust IV.......................................   27
     MFS(R) Mid Cap Growth Fund.............................   27
  Oppenheimer Global Fund...................................   27
  Oppenheimer Main Street Funds.............................   28
     Oppenheimer Main Street Fund...........................   28
  Oppenheimer Quest for Value Funds.........................   28
     Oppenheimer Quest Opportunity Value Fund...............   28
  PIMCO Funds: Multi-Manager Series.........................   28
     PIMCO PEA Renaissance Fund.............................   28
     PIMCO NFJ Small Cap Value Fund.........................   28
  PIMCO Funds: Pacific Investment Management Series.........   29
     PIMCO Total Return Fund................................   29
  The Putnam Fund for Growth and Income.....................   29
  Putnam International Equity Fund..........................   29
  Putnam Voyager Fund.......................................   29
  Seligman Value Fund Series, Inc. .........................   30
     Seligman Small-Cap Value Fund..........................   30
  Templeton Funds, Inc. ....................................   30
     Templeton Foreign Fund.................................   30
  Templeton Growth Fund, Inc. ..............................   30
  Van Kampen Comstock Fund..................................   30
  Van Kampen Equity and Income Fund.........................   31
  Van Kampen Equity Trust...................................   31
     Van Kampen Aggressive Growth Fund......................   31
  Other Share Classes and Portfolios........................   31
  Purchases and Redemptions of Fund Shares; Reinvestment....   31
  Substitution of Investments and Changes to the Separate
     Account................................................   31
CHARGES AND DEDUCTIONS......................................   32
  Asset-Based Insurance Charge..............................   32
  Surrender Charge..........................................   32
     When Imposed...........................................   32
     Amount of Charge.......................................   33
     How The Surrender Charge Works.........................   33
     How Deducted...........................................   34
     Pro Rata Deductions....................................   34
  Contract Fee..............................................   34

                                                              PAGE
                                                              ----
  Guaranteed Minimum Income Benefit Fee.....................   34
  Other Charges.............................................   35
     Transfer Charges.......................................   35
     Tax Charges............................................   35
     Fund Expenses..........................................   35
     Premium Taxes..........................................   35
FEATURES AND BENEFITS OF THE CONTRACT.......................   35
  Ownership of the Contract.................................   35
  Issuing the Contract......................................   36
     Issue Age..............................................   36
     Information We Need To Issue The Contract..............   36
     Ten Day Right to Review................................   36
  Premiums..................................................   36
     Minimum and Maximum Premiums...........................   36
     How to Make Payments...................................   37
     Automatic Investment Feature...........................   37
     Premium Investments....................................   37
  Accumulation Units........................................   37
     How Are My Contract Transactions Priced?...............   37
     How Do We Determine The Number of Units?...............   38
  Death of Annuitant Prior to Annuity Date..................   38
  Transfers Among Subaccounts...............................   38
     General................................................   38
     Disruptive Trading.....................................   39
  Dollar Cost Averaging Program.............................   40
     What Is It?............................................   40
     Participating in the DCA Program.......................   40
     Minimum Amounts........................................   40
     When Do We Make DCA Transfers?.........................   40
  Asset Allocation Program..................................   41
  Rebalancing Program.......................................   41
  Withdrawals and Surrenders................................   42
     When and How Withdrawals are Made......................   42
     Minimum Amounts........................................   43
     Systematic Withdrawal Program..........................   43
     Surrenders.............................................   44
  Payments to Contract Owners...............................   44
  Contract Changes..........................................   44
  Death Benefit.............................................   44
     General................................................   44
     Calculation of Death Benefit...........................   45
     Maximum Anniversary Value GMDB.........................   45
     Return of Premium GMDB.................................   46
     Spousal Continuation...................................   46
  Annuity Payments..........................................   46
  Annuity Options...........................................   47
     How We Determine Present Value of Future Guaranteed
      Annuity Payments......................................   47
     Payments of a Fixed Amount.............................   47
     Payments for a Fixed Period............................   48
     Life Annuity...........................................   48
     Life Annuity With Payments Guaranteed for 5, 10, 15, or
      20 Years..............................................   48

                                                              PAGE
                                                              ----
     Life Annuity With Guaranteed Return of Contract
      Value.................................................   48
     Joint and Survivor Life Annuity........................   48
     Joint and Survivor Life Annuity with Payments
      Guaranteed for 5, 10, 15, or 20 Years.................   48
     Individual Retirement Account Annuity..................   48
  Guaranteed Minimum Income Benefit.........................   49
     General................................................   49
     How We Determine the Amount of Your Minimum Guaranteed
      Income................................................   49
     Electing to Receive Income Payments....................   50
     Change of Annuitant....................................   51
     GMIB Fee...............................................   51
     Termination of the GMIB Rider..........................   51
  Gender-Based Payout Rates.................................   51
FEDERAL INCOME TAXES........................................   52
  Federal Income Taxes......................................   52
  Tax Status of the Contract................................   52
     Owner Control..........................................   52
  Taxation of Annuities.....................................   52
     Annuity Payments.......................................   52
     Taxation of Death Benefit Proceeds.....................   52
  Individual Retirement Annuities...........................   53
     Traditional IRAs.......................................   53
     Roth IRAs..............................................   53
     Other Tax Issues For IRAs and Roth IRAs................   53
  Why Must the Contracts Only Be Purchased as IRAs or
     Through IRA Accounts or Roth IRA Accounts?.............   53
  Transfers or Exchanges of a Contract......................   54
  Withholding...............................................   54
  Possible Changes In Taxation..............................   54
  Possible Charge For Our Taxes.............................   54
  Foreign Tax Credits.......................................   55
OTHER INFORMATION...........................................   55
  Notices and Elections.....................................   55
  Voting Rights.............................................   55
  Reports to Contract Owners................................   56
  Selling the Contract......................................   56
  State Regulation..........................................   57
  Legal Proceedings.........................................   57
  Experts...................................................   57
  Legal Matters.............................................   57
  Registration Statements...................................   57
ACCUMULATION UNIT VALUES....................................   58
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................   61
APPENDIX A..................................................  A-1

                                  DEFINITIONS

accumulation unit: A unit of measure used to compute the value of your interest in a subaccount prior to the annuity date.

annuitant: Annuity payments may depend upon the continuation of a person's life. That person is called the annuitant.

annuity date: The date on which annuity payments begin.

attained age: The age of a person on the contract date plus the number of full contract years since the contract date.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The yearly anniversary of the contract date.

contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

contract value: The value of your interest in the Separate Account.

contract year: The period from the contract date to the first contract anniversary, and thereafter, the period from one contract anniversary to the next contract anniversary.

Individual Retirement Annuity ("IRA"): A retirement arrangement meeting the requirements of Section 408(b) of the Internal Revenue Code ("IRC").

Individual Retirement Account ("IRA Account"): A custodial account meeting the requirements of Section 408(a) of the IRC.

Roth Individual Retirement Account ("Roth IRA Account"): A custodial account meeting the requirements of Section 408A of the IRC.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

surrender value: The amount payable upon surrender of the Contract, equal to the contract value less any applicable surrender charge and any other charges which are collected upon a full withdrawal.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of trading on each day the New York Stock Exchange is open.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

Contracts issued in your state may provide different features and benefits from those described in this Prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract or any endorsements, contact our Service Center.

The Contract must be issued as an IRA Contract or purchased through an established IRA Account or Roth IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). (See "Issuing the Contract".) Federal law limits maximum annual contributions to IRAs, IRA Accounts, and Roth IRA Accounts.

THE CONTRACT ITSELF DOES NOT PROVIDE THE TAX ADVANTAGES TYPICALLY PROVIDED BY A VARIABLE ANNUITY. THE TAX ADVANTAGES AVAILABLE WITH THIS CONTRACT EXIST SOLELY THROUGH THE IRA, IRA ACCOUNT, OR ROTH IRA ACCOUNT. YOU SHOULD CAREFULLY CONSIDER THE ADVANTAGES AND DISADVANTAGES OF OWNING A VARIABLE ANNUITY IN

A TAX-QUALIFIED PLAN, AS WELL AS THE COSTS AND BENEFITS OF THE CONTRACT (INCLUDING THE ANNUITY INCOME AND DEATH BENEFITS), BEFORE YOU PURCHASE THE CONTRACT IN A TAX-QUALIFIED PLAN.

We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see "Other Information -- Selling the Contract."

PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. Because the minimum initial premium is $25,000, the Contract can only be purchased through an existing IRA Account or Roth IRA Account or by rollover from an existing IRA or Roth IRA contract, a qualified pension or profit sharing plan, a 403(b) plan, or a governmental 457(b) plan. Subsequent premiums generally must be $50 or more. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. Under the automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature".

Under Federal law for 2004, you may contribute up to $3,000 to all IRA Contracts, IRA Accounts, and Roth IRA Accounts. The maximum contribution limit is increased to $3,500 if you will be age 50 or older by December 31, 2004. Excess premiums will be assessed with a 6% Federal penalty each year until the excess money is withdrawn from the account. Maximum contributions may rise each year. Please contact a tax advisor for further information.

THE SEPARATE ACCOUNT

As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your contract value. For the first 14 days following the contract date, we put all premiums into the Ready Assets Subaccount. After the 14 days, we'll put the money into the subaccounts you've selected. In Pennsylvania, however, we won't wait 14 days. Instead, we'll invest your premium immediately in the subaccounts you've selected. Currently, you may allocate premiums or contract value among 18 of the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.

THE FUNDS AVAILABLE FOR INVESTMENT

- MERRILL LYNCH BASIC VALUE FUND, INC.
- MERRILL LYNCH BOND FUND, INC.
     - Merrill Lynch Core Bond Portfolio
- MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.
- MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.
- MERRILL LYNCH READY ASSETS TRUST
- MERRILL LYNCH INDEX FUNDS, INC.
     - Merrill Lynch S&P 500 Index Fund
- MERRILL LYNCH SMALL CAP VALUE FUND, INC.
- MERRILL LYNCH U.S. GOVERNMENT MORTGAGE FUND
- AIM EQUITY FUNDS
     - AIM Constellation Fund
- AIM FUNDS GROUP
     - AIM Premier Equity Fund
- ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.
- ALLIANCEBERNSTEIN PREMIER GROWTH FUND, INC.
- AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
     - Equity Income Fund
- AMERICAN FUNDS
     - The Bond Fund of America, Inc.
     - The Growth Fund of America, Inc.
     - The Income Fund of America, Inc.
     - The Investment Company of America
- DAVIS NEW YORK VENTURE FUND, INC.
- DELAWARE GROUP EQUITY FUNDS III
     - Delaware Trend Fund
- FIDELITY ADVISOR SERIES I
     - Advisor Equity Growth Fund
     - Advisor Mid Cap Growth Fund
- FIDELITY ADVISOR SERIES VIII
     - Advisor Overseas Fund
- LORD ABBETT BOND-DEBENTURE FUND, INC.
- LORD ABBETT MID-CAP VALUE FUND, INC.

- MFS SERIES TRUST I
     - MFS(R) Core Growth Fund
     - MFS(R) Research International Fund
- MFS SERIES TRUST IV
     - MFS(R) Mid Cap Growth Fund
- OPPENHEIMER GLOBAL FUND
- OPPENHEIMER MAIN STREET FUNDS
     - Main Street Fund
- OPPENHEIMER QUEST FOR VALUE FUNDS
     - Oppenheimer Quest Opportunity Value Fund
- PIMCO FUNDS: MULTI-MANAGER SERIES
     - PIMCO PEA Renaissance Fund
     - PIMCO NFJ Small Cap Value Fund
- PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES
     - PIMCO Total Return Fund
- THE PUTNAM FUND FOR GROWTH AND INCOME
- PUTNAM INTERNATIONAL EQUITY FUND
- PUTNAM VOYAGER FUND
- SELIGMAN VALUE FUND SERIES, INC.
     - Seligman Small-Cap Value Fund
- TEMPLETON FUNDS, INC.
     - Foreign Fund
- TEMPLETON GROWTH FUND, INC.
- VAN KAMPEN COMSTOCK FUND
- VAN KAMPEN EQUITY AND INCOME FUND
- VAN KAMPEN EQUITY TRUST
     - Van Kampen Aggressive Growth Fund

If you want detailed information about the investment objectives of the Funds, see "Investments of the Separate Account" and the prospectuses for the Funds.

FEES AND CHARGES

  ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge of 1.30% annually to cover certain risks. It will never exceed 1.30% annually.

The asset-based insurance charge compensates us for:

     - costs associated with the establishment and administration of the Contract;

     - mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract; and

     - expense risks we assume to cover Contract maintenance expenses.

We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. This charge ends on the annuity date.

  SURRENDER CHARGE

We may impose a surrender charge if you withdraw money from the Contract. The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% each year. After the seventh year, the surrender charge is 0%.

  CONTRACT FEE

We impose a $40 contract fee at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract if the greater of contract value, or premiums less withdrawals, is less than $50,000. We may also waive this fee in certain circumstances where you own more than three Contracts. This fee ends after the annuity date.

  GUARANTEED MINIMUM INCOME BENEFIT FEE ("GMIB FEE")

On the last business day of each month and upon termination of the Guaranteed Minimum Income Benefit Rider, we determine the amount of the GMIB Fee. We will deduct the GMIB Fee determined for each month within a calendar quarter (and upon termination of the Rider) from your contract value on the last business day of each calendar quarter (and upon termination of the Rider). The amount of the GMIB Fee, how it is determined, and the circumstances under which it may be deducted are described under "Guaranteed Minimum Income Benefit." We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract. This fee ends on the annuity date.

  PREMIUM TAXES

On the annuity date, we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 2% for qualified plans. In some jurisdictions, we deduct a charge for premium taxes from any withdrawal, surrender, or death benefit payment.

  FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES AND DEDUCTIONS".

TRANSFERS AMONG SUBACCOUNTS

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts, but we may charge $25 per extra transfer. (See "Transfers Among Subaccounts".) We may impose additional restrictions on transfers. (See "Transfers Among
Subaccounts -- Disruptive Trading.")

Several specialized transfer programs are available under the Contract. You cannot use more than one such program at a time.

     - First, we offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in fund share prices over time. (See "Dollar Cost Averaging Program".) (There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss.)

     - Second, through participation in the Asset Allocation Program, you may select one of five asset allocation models. Your contract value is rebalanced quarterly based on the asset allocation model selected. (See "Asset Allocation Program".)

     - Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your contract value quarterly, semi-annually, or annually in each contract year in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program".)

WITHDRAWALS

Withdrawals are generally subject to a surrender charge (see "Surrender Charge"). However, we won't impose a surrender charge to the extent that withdrawals in a contract year do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b), where:

     (a) = 10% of total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, less any prior withdrawals during that contract year; and

     (b) = the gain in the Contract plus premiums remaining in the Contract that are not subject to a surrender charge.

The gain in the Contract equals the excess, if any, of the contract value at the time of withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums.

Additionally, under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. For more information, see "Withdrawals and Surrenders".

A withdrawal may have adverse tax consequences, including the imposition of a 10% penalty tax on withdrawals prior to age 59 1/2 (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment performance, this Contract provides a guaranteed minimum death benefit ("GMDB") if you die before the annuity date. The death benefit equals the greater of the GMDB or the contract value.

If you are age 80 or over when the Contract is issued, the GMDB equals premiums less adjusted withdrawals.

If you are under age 80 when the Contract is issued, the GMDB equals the Maximum Anniversary Value GMDB. The Maximum Anniversary Value GMDB equals the greater of premiums less "adjusted" withdrawals or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract, increased by premiums and decreased by "adjusted" withdrawals. An anniversary value is calculated through the earlier of the owner's attained age 80 or date of death.

You can find more detailed information about the death benefit, and how it is calculated, including age limitations that apply, under "Death Benefit".

The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

ANNUITY PAYMENTS

Annuity payments begin on the annuity date and are made under the annuity option you select. For Contracts purchased through an established IRA Account or Roth IRA Account with MLPF&S, you may select an annuity date that cannot be later than the annuitant's 95th birthday. If you do not select an annuity date, the annuity date for such Contracts is the first day of the month following the annuitant's 95th birthday. For Contracts purchased through an IRA Account, keep in mind that you may need to take distributions or annuitize prior to the annuitant's 95th birthday to meet Federal minimum distribution requirements. The annuity date for IRA Contracts is generally when the owner/annuitant reaches age 70 1/2.

Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").

GUARANTEED MINIMUM INCOME BENEFIT

For an additional annual fee, you may elect the Guaranteed Minimum Income Benefit ("GMIB"). The GMIB is an optional rider that provides the option to receive payment of guaranteed minimum monthly fixed income during the lifetime of the annuitant subject to certain conditions. See "Guaranteed Minimum Income Benefit".

TEN DAY RIGHT TO REVIEW

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For Contracts issued in Pennsylvania, we'll refund the contract value as of the date you return the Contract.

REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender (sales) charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract's features, benefits, and charges. Because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums..............................    None
Contingent Deferred Sales Charge (as a % of premium
  withdrawn)(1).............................................      7%
Transfer Fee(2).............................................     $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

PERIODIC CHARGES OTHER THAN FUND EXPENSES
Annual Contract Fee(3)......................................     $40
Separate Account Annual Expenses (as a % of average Separate
  Account value)
  Current and Maximum Asset-Based Insurance Charge..........   1.30%
Annual Charge for Optional Rider:
  Guaranteed Minimum Income Benefit (as an annualized
     percentage of GMIB Benefit Base)(4)....................   0.40%

---------------
(1) The contingent deferred sales charge decreases by 1% annually to 0% after seven years, as follows:

COMPLETE YEARS ELAPSED SINCE                      CHARGE AS A PERCENTAGE
     PAYMENT OF PREMIUM                            OF PREMIUM WITHDRAWN
----------------------------                      ----------------------
          0 years                                            7%
           1 year                                            6%
          2 years                                            5%
          3 years                                            4%
          4 years                                            3%
          5 years                                            2%
          6 years                                            1%
      7 or more years                                        0%

(2) There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

(3) The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal if the greater of contract value, or premiums less withdrawals, is less than $50,000.

(4) The GMIB charge will be deducted at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. We won't deduct this fee after the annuity date.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

RANGE OF EXPENSES FOR THE FUNDS(5)                            MINIMUM        MAXIMUM
----------------------------------                            -------        -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, and other expenses).....................    .59%     -    1.89%

---------------

(5) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown.

The following table lists the annual expenses for each Fund after contractual waivers and reimbursements for the most recently ended fiscal year, as a percentage of each Fund's average net assets.

                                                MERRILL                                           MERRILL
                                    MERRILL      LYNCH       MERRILL                               LYNCH       MERRILL
                                     LYNCH        BOND        LYNCH       MERRILL                  INDEX        LYNCH      MERRILL
                                     BASIC     FUND, INC.     FUNDA-       LYNCH                FUNDS, INC.   SMALL CAP    LYNCH US
                                     VALUE     ----------     MENTAL       GLOBAL     MERRILL   -----------     VALUE     GOVERNMENT
                                     FUND,     CORE BOND      GROWTH     ALLOCATION    LYNCH      S&P 500       FUND,      MORTGAGE
                                      INC.     PORTFOLIO    FUND, INC.   FUND, INC.    READY    INDEX FUND      INC.         FUND
                                    (CLASS A    (CLASS A     (CLASS A     (CLASS A    ASSETS     (CLASS A     (CLASS A     (CLASS A
         ANNUAL EXPENSES            SHARES)     SHARES)      SHARES)     SHARES)(1)    TRUST    SHARES)(2)     SHARES)     SHARES)
         ---------------            --------   ----------   ----------   ----------   -------   -----------   ---------   ----------
Investment Advisory Fees..........    0.41%       0.36%        0.61%        0.75%       0.36%      0.005%       0.48%        0.45%
12b-1 Fees........................    0.25%       0.25%        0.25%        0.25%      0.125%       0.25%       0.25%        0.25%
Other Expenses....................    0.19%       0.24%        0.32%        0.22%      0.145%      0.355%       0.60%        0.25%
                                      ----        ----         ----         ----       -----       -----        ----         ----
Total Annual Operating Expenses...    0.85%       0.85%        1.18%        1.22%       0.63%       0.61%       1.33%        0.95%
Expense Reimbursements............      --          --           --           --          --          --          --           --
                                      ----        ----         ----         ----       -----       -----        ----         ----
Net Expenses......................    0.85%       0.85%        1.18%        1.22%       0.63%       0.61%       1.33%        0.95%

                                                                                                              AMERICAN
                                         AIM            AIM                                               CENTURY CAPITAL
                                    EQUITY FUNDS    FUNDS GROUP                                           PORTFOLIOS, INC.
                                    -------------   -----------   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN   ----------------
                                    CONSTELLATION     PREMIER      PREMIER GROWTH        GROWTH AND
                                        FUND        EQUITY FUND      FUND, INC.       INCOME FUND, INC.    EQUITY INCOME
                                      (CLASS A       (CLASS A         (CLASS A            (CLASS A         FUND (ADVISOR
         ANNUAL EXPENSES             SHARES)(3)     SHARES)(4)       SHARES)(5)          SHARES)(6)        CLASS SHARES)
         ---------------            -------------   -----------   -----------------   -----------------   ----------------
Investment Advisory Fees..........      0.63%          0.63%            0.99%               0.62%               0.75%
12b-1 Fees........................      0.30%          0.25%            0.30%               0.28%               0.50%
Other Expenses....................      0.37%          0.31%            0.60%               0.32%                 --
                                        ----           ----             ----                ----                ----
Total Annual Operating Expenses...      1.30%          1.19%            1.89%               1.22%               1.25%
Expense Reimbursements............        --             --               --                  --                  --
                                        ----           ----             ----                ----                ----
Net Expenses......................      1.30%          1.19%            1.89%               1.22%               1.25%

                                                                                                                DELAWARE
                                                                                                              GROUP EQUITY
                                                                                                               FUNDS III
                                                   AMERICAN FUNDS                                             ------------
                                    ---------------------------------------------      THE         DAVIS
                                      THE BOND       THE GROWTH      THE INCOME     INVESTMENT    NEW YORK
                                       FUND OF         FUND OF         FUND OF       COMPANY      VENTURE
                                    AMERICA, INC.   AMERICA, INC.   AMERICA, INC.   OF AMERICA   FUND, INC.    TREND FUND
                                      (CLASS A        (CLASS A        (CLASS A       (CLASS A     (CLASS A      (CLASS A
         ANNUAL EXPENSES               SHARES)         SHARES)         SHARES)       SHARES)      SHARES)       SHARES)
         ---------------            -------------   -------------   -------------   ----------   ----------   ------------
Investment Advisory Fees..........      0.27%           0.31%           0.28%          0.25%        0.52%         0.71%
12b-1 Fees........................      0.25%           0.25%           0.23%          0.23%        0.24%         0.30%
Other Expenses....................      0.15%           0.20%           0.10%          0.11%        0.19%         0.49%
                                        ----            ----            ----           ----         ----         -----
Total Annual Operating Expenses...      0.67%           0.76%           0.61%          0.59%        0.95%         1.50%
Expense Reimbursements............        --              --              --             --           --            --
                                        ----            ----            ----           ----         ----         -----
Net Expenses......................      0.67%           0.76%           0.61%          0.59%        0.95%         1.50%

                                                                     FIDELITY
                                                                      ADVISOR
                                     FIDELITY ADVISOR SERIES I      SERIES VIII
                                    ----------------------------   -------------
                                       ADVISOR        ADVISOR         ADVISOR       LORD ABBETT      LORD ABBETT
                                    EQUITY GROWTH     MID CAP        OVERSEAS      BOND-DEBENTURE   MID-CAP VALUE
                                        FUND            FUND           FUND          FUND, INC.      FUND, INC.
                                      (CLASS A        (CLASS A       (CLASS A         (CLASS A        (CLASS A
         ANNUAL EXPENSES             SHARES)(7)      SHARES)(8)     SHARES)(9)        SHARES)          SHARES)
         ---------------            -------------   ------------   -------------   --------------   -------------
Investment Advisory Fees..........      0.58%           0.58%          0.59%            0.45%           0.52%
12b-1 Fees........................      0.25%           0.25%          0.25%            0.36%           0.37%
Other Expenses....................      0.33%           0.35%          0.50%            0.19%           0.30%
                                        ----            ----           ----             ----            ----
Total Annual Operating Expenses...      1.16%           1.18%          1.34%            1.00%           1.19%
Expense Reimbursements............        --              --             --               --              --
                                        ----            ----           ----             ----            ----
Net Expenses......................      1.16%           1.18%          1.34%            1.00%           1.19%

                                                                                              OPPENHEIMER   OPPENHEIMER
                                                                  MFS SERIES                  MAIN STREET    QUEST FOR
                                        MFS SERIES TRUST I         TRUST IV                      FUNDS      VALUE FUNDS
                                    ---------------------------   -----------                 -----------   -----------
                                                     MFS(R)                                                 OPPENHEIMER
                                      MFS(R)        RESEARCH        MFS(R)                                     QUEST
                                    CORE GROWTH   INTERNATIONAL     MID CAP     OPPENHEIMER   MAIN STREET   OPPORTUNITY
                                       FUND           FUND        GROWTH FUND   GLOBAL FUND      FUND       VALUE FUND
                                     (CLASS A       (CLASS A       (CLASS A      (CLASS A      (CLASS A      (CLASS A
         ANNUAL EXPENSES            SHARES)(10)    SHARES)(11)    SHARES)(12)     SHARES)       SHARES)     SHARES)(13)
         ---------------            -----------   -------------   -----------   -----------   -----------   -----------
Investment Advisory Fees..........     0.75%           0.90%         0.75%         0.67%         0.46%         0.87%
12b-1 Fees........................     0.35%           0.35%         0.25%         0.24%         0.24%         0.26%
Other Expenses....................     0.32%           0.45%         0.34%         0.32%         0.26%         0.31%
                                       ----           -----          ----          ----          ----          ----
Total Annual Operating Expenses...     1.42%           1.70%         1.34%         1.23%         0.97%         1.44%
Expense Reimbursements............       --           (0.05)%          --            --            --            --
                                       ----           -----          ----          ----          ----          ----
Net Expenses......................     1.42%           1.65%         1.34%         1.23%         0.97%         1.44%

                                                               PIMCO FUNDS:
                                                                 PACIFIC
                                                                INVESTMENT
                                          PIMCO FUNDS:          MANAGEMENT
                                      MULTI-MANAGER SERIES        SERIES         THE
                                    ------------------------   ------------     PUTNAM
                                     PIMCO PEA    PIMCO NFJ       PIMCO        FUND FOR       PUTNAM        PUTNAM
                                    RENAISSANCE   SMALL CAP    TOTAL RETURN   GROWTH AND   INTERNATIONAL   VOYAGER
                                       FUND       VALUE FUND       FUND         INCOME        EQUITY         FUND
                                     (CLASS A      (CLASS A      (CLASS A      (CLASS A      (CLASS A      (CLASS A
         ANNUAL EXPENSES              SHARES)      SHARES)       SHARES)       SHARES)      SHARES)(14)    SHARES)
         ---------------            -----------   ----------   ------------   ----------   -------------   --------
Investment Advisory Fees..........      0.60%        0.60%         0.25%         0.43%          0.61%        0.49%
12b-1 Fees........................      0.25%        0.25%         0.25%         0.25%          0.25%        0.25%
Other Expenses....................      0.40%        0.40%         0.40%         0.22%          0.36%        0.28%
                                        ----         ----          ----          ----          -----         ----
Total Annual Operating Expenses...      1.25%        1.25%         0.90%         0.90%          1.22%        1.02%
Expense Reimbursements............        --           --            --            --          (0.01)%         --
                                        ----         ----          ----          ----          -----         ----
Net Expenses......................      1.25%        1.25%         0.90%         0.90%          1.21%        1.02%

                                      SELIGMAN                                                               VAN
                                     VALUE FUND     TEMPLETON                                               KAMPEN
                                    SERIES, INC.   FUNDS, INC.                                           EQUITY TRUST
                                    ------------   ------------                                          ------------
                                                                                            VAN KAMPEN    VAN KAMPEN
                                                                  TEMPLETON    VAN KAMPEN   EQUITY AND    AGGRESSIVE
                                     SMALL-CAP                      GROWTH      COMSTOCK      INCOME        GROWTH
                                     VALUE FUND    FOREIGN FUND   FUND, INC.      FUND         FUND          FUND
                                      (CLASS A       (CLASS A      (CLASS A     (CLASS A     (CLASS A      (CLASS A
         ANNUAL EXPENSES              SHARES)        SHARES)       SHARES)      SHARES)      SHARES)       SHARES)
         ---------------            ------------   ------------   ----------   ----------   ----------   ------------
Investment Advisory Fees..........      1.00%          0.61%         0.61%        0.39%        0.36%         0.71%
12b-1 Fees........................      0.25%          0.25%         0.25%        0.25%        0.25%         0.25%
Other Expenses....................      0.56%          0.36%         0.27%        0.26%        0.22%         0.66%
                                        ----           ----          ----         ----         ----          ----
Total Annual Operating Expenses...      1.81%          1.22%         1.13%        0.90%        0.83%         1.62%
Expense Reimbursements............        --             --            --           --           --            --
Net Expenses......................      1.81%          1.22%         1.13%        0.90%        0.83%         1.62%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Fee, Separate Account Annual Expenses, the GMIB Fee, and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

     Assuming the maximum fees and expenses of any Fund, your costs would be:

1 YEAR         3 YEARS         5 YEARS         10 YEARS
------         -------         -------         --------
$1,012         $1,607          $2,218           $4,025

     Assuming the minimum fees and expenses of any Fund, your costs would be:

1 YEAR         3 YEARS         5 YEARS         10 YEARS
------         -------         -------         --------
$  888         $1,232          $1,575           $2,755

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

     Assuming the maximum fees and expenses of any Fund, your costs would be:

1 YEAR         3 YEARS         5 YEARS         10 YEARS
------         -------         -------         --------
$  373         $1,138          $1,929           $4,025

     Assuming the minimum fees and expenses of any Fund, your costs would be:

1 YEAR         3 YEARS         5 YEARS         10 YEARS
------         -------         -------         --------
$  240         $  742          $1,275           $2,755

Based on average Contract size, the Examples reflect the $40 contract fee as 0.02% of average assets. They assume the GMIB Rider is elected. They reflect the fee for the GMIB Rider at an annual rate of .40% of the GMIB Benefit Base collected at the end of each calendar quarter. See the "Charges and Discussions"
section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

NOTES TO FEE TABLE

 (1) Merrill Lynch Investment Managers, L.P., the investment adviser of the Merrill Lynch Global Allocation Fund, Inc., has agreed to waive management fees based on the average daily net assets of the Fund. For the year ended October 31, 2003, taking this waiver into account, Total Annual Operating Expenses of the Fund were 1.22%. This waiver may be reduced or discontinued at any time without notice.

 (2) Fees and expenses shown include the expenses of both the Fund and the Fund's pro rata share of the expenses of the series of Quantitative Master Series Trust in which it invests. Fund Asset Management, L.P. ("FAM"), the investment adviser for the underlying series, has entered into a contractual arrangement that provides that the management fee for the series, when combined with the administrative fees of certain funds that invest in the series, will not exceed specified amounts. This contractual arrangement has a one-year term ending on December 31, 2003 and is renewable. Absent these contractual arrangements, FAM would receive management fees as a percentage of average daily net assets of the underlying series of 0.05%.

 (3) A I M Advisors, Inc., the investment adviser for AIM Constellation Fund, has agreed to waive a portion of the management fee on assets in excess of $5 billion. Total Annual Operating Expenses net of this agreement were 1.29% for Class A. This agreement may be modified or discontinued at any time.

 (4) A I M Advisors, Inc., the investment adviser for AIM Premier Equity Fund, has agreed to waive a portion of the management fee on assets in excess of $5 billion. Total Annual Operating Expenses net of this agreement were 1.17% for Class A. This agreement may be modified or discontinued at any time.

 (5) Alliance Capital Management, L.P. has agreed to waive a portion of its advisory fee. This waiver is effective as of January 1, 2004, and the resulting fee reduction is expected to continue for a period of at least five years. The advisory fee waiver reduces advisory fees to 0.68%. After giving effect to the advisory fee waiver, net expenses for the AllianceBernstein Premier Growth Fund would have been 1.58%.

 (6) Alliance Capital Management, L.P. has agreed to waive a portion of its advisory fee. This waiver is effective as of January 1, 2004, and the resulting fee reduction is expected to continue for a period of at least five years. The advisory fee waiver reduces advisory fees to .46%. After giving effect to the advisory fee waiver, net expenses for the AllianceBernstein Growth and Income Fund would have been 1.06%.

 (7) FMR, the Advisor Equity Growth Fund's investment adviser, has voluntarily agreed to reimburse the Fund to the extent that total operating expenses, as a percentage of its respective average net assets, exceed 1.20%. This arrangement may be discontinued by FMR at any time. Also, a portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, total operating expenses for the year ended November 30, 2003 were 1.12%.

 (8) FMR, the Advisor Mid Cap Fund's investment adviser, has voluntarily agreed to reimburse the Fund to the extent that total operating expenses, as a percentage of its respective average net assets, exceed 1.30%. This arrangement may be discontinued by FMR at any time. Also, a portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, total operating expenses for the year ended November 30, 2003 were 1.04%.

 (9) FMR, the Advisor Overseas Fund's investment adviser, has voluntarily agreed to reimburse the Fund to the extent that total operating expenses, as a percentage of its respective average net assets, exceed 1.55%. This arrangement may be discontinued by FMR at any time. Also, a portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, total operating expenses for the year ended November 30, 2003 were 1.30%.

(10) The MFS Core Growth Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Total Annual Operating Expenses" would be 1.39%.

(11) The MFS Research International Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the Fund's expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Fund.

(12) The MFS Mid Cap Growth Fund has an expense offset arrangement that reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the Fund's expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Fund. Had these expense reductions been taken into account, "Total Annual Operating Expenses" would be 1.33%.

(13) As of January 1, 2004, the 12b-1 fees for the Class A shares of the Oppenheimer Quest Opportunity Value Fund were reduced to 0.25%.

(14) Putnam Management has agreed to waive fees and reimburse expenses of the Fund through December 31, 2004, to the extent necessary to limit total Fund operating expenses as a percentage of average net assets to 1.21%, which represents expenses on September 30, 2003 as a percentage of net assets on that date.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the Merrill Lynch Ready Assets Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (besides the Merrill Lynch Ready Assets Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return performance information that doesn't reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                              THE SEPARATE ACCOUNT

The Merrill Lynch Life Variable Annuity Separate Account D (the "Separate Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on June 21, 2002. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the Federal securities laws. The Separate Account's assets are segregated from all of our other assets.

SEGREGATION OF SEPARATE ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Separate Account. The Separate Account's income, gains, and losses, whether or not realized, derived from Separate Account assets are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the Separate Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate Account be charged with any liabilities of other separate accounts.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS

There are 42 subaccounts currently available through the Separate Account. All subaccounts invest in one of the following mutual funds or a corresponding portfolio thereof: Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Index Funds, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, AIM Equity Funds, AIM Funds Group, AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein Premier Growth Fund, Inc., American Century Capital Portfolios, Inc., The Bond Fund of America, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Davis New York Venture Fund, Inc., Delaware Group Equity Funds III, Fidelity Advisor Series I, Fidelity Advisor Series VIII, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid-Cap Value Fund, Inc., MFS Series Trust I, MFS Series Trust IV, Oppenheimer Global Fund, Oppenheimer Main Street Funds, Oppenheimer Quest for Value Funds, PIMCO Funds: Multi-Manager Series, PIMCO Funds: Pacific Investment Management Series, The Putnam Fund for Growth and Income, Putnam International Equity Fund, Putnam Voyager Fund, Seligman Value Fund Series, Inc., Templeton Funds, Inc., Templeton Growth Fund, Inc., Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, or Van Kampen Equity Trust. Additional subaccounts may be added or closed in the future.

Although the investment objectives and policies of certain Funds may be similar to the investment objectives and policies of other funds or portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other fund or portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available through the Contract may have names similar to funds or portfolios not available through the Contract. All of the underlying mutual funds offered through this Separate Account are available to the general public.

                      INVESTMENTS OF THE SEPARATE ACCOUNT

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to the Separate Account as well as members of the general public. Shares of these Funds may be offered to separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.).

The Funds, the Funds' investment advisers, and/or the Funds' principal underwriters may pay compensation to us or our affiliates, which may be significant, in connection with the shareholder services, administration, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Funds attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some Funds, their advisers, and/or their principal underwriters may pay more than others. More specifically, with regard to each Fund, we or our affiliates may receive some or all of the following types of compensation: 12b-1 fees from Fund assets (currently ranging from 0.125% to 0.25%); sub-transfer agency fees from Fund assets (currently ranging from 0.00% to 0.10%); and/or administrative service payments from the investment adviser of a Fund (currently ranging from 0.025% to 0.30%). In total, for each Fund, these percentages currently range from 0.325% to 0.525%.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

MERRILL LYNCH BASIC VALUE FUND, INC.

The Merrill Lynch Basic Value Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.

Fund Asset Management, L.P. ("FAM"), located at 800 Scudders Mill Road, Plainsboro, NJ 08536, serves as the investment adviser to the Fund. FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. FAM and its affiliates had approximately $513 billion in investment company and other portfolio assets under management as of March 31, 2004. FAM receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.

MERRILL LYNCH BOND FUND, INC.

The Merrill Lynch Bond Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account. FAM serves as the investment adviser to the Fund. FAM receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

MERRILL LYNCH CORE BOND PORTFOLIO. The Fund seeks as high a level of current income as is consistent with the investment policies of the Portfolio and with prudent investment management. The Fund also seeks growth of capital when consistent with its primary goal. The Fund seeks to achieve this objective by investing primarily in investment grade fixed-income securities of any maturity. The Fund also may invest up to 25% of its net assets in fixed-income securities of issuers outside the United States. The Fund may invest in mortgage-backed securities, and may invest up to 10% of its net assets in fixed-income securities that are rated below investment grade, by an established rating agency or that are unrated but of equivalent quality.

MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.

The Merrill Lynch Fundamental Growth Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.

Merrill Lynch Investment Managers, L.P. ("MLIM"), located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, serves as the investment adviser to the Fund. MLIM, together with its affiliates, FAM, Merrill Lynch Asset Management U.K., Ltd., and Merrill Lynch Investment Managers International Ltd. (all of which may operate under the name "Mercury Advisors"), is a worldwide mutual fund leader, and had a total of $513 billion in investment company and other portfolio assets under management as of March 31, 2004. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. Merrill Lynch Asset Management U.K., Limited is the subadviser. MLIM receives an advisory fee from the Fund for its services. MLIM pays the subadvisory fees, not the Fund. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks long-term growth of capital. The Fund invests in a portfolio of equity securities, placing particular emphasis on companies that have exhibited above-average earnings growth.

MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.

The Merrill Lynch Global Allocation Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the

Separate Account. MLIM serves as the investment manager to the Fund. MLIM receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

MERRILL LYNCH READY ASSETS TRUST

The Merrill Lynch Ready Assets Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its shares to the Separate Account. MLIM serves as the investment manager to the Fund. MLIM receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks preservation of capital, liquidity and the highest possible current income consistent with this objective available from investing in a diversified portfolio of short-term money-market securities. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. During extended periods of low interest rates, the yields of the Fund also may become extremely low and possibly negative.

MERRILL LYNCH INDEX FUNDS, INC.

The Merrill Lynch Index Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

The Fund does not have an investment adviser and invests all of its assets in a series of Quantitative Master Series Trust that has the same goals as the Fund. All investments will be made at the level of the series of Quantitative Master Series Trust. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the underlying series of Quantitative Master Series Trust in which it invests. FAM serves as the investment adviser to the underlying series. FAM receives an advisory fee from the underlying series for its services. A summary of the investment objective and strategy for the Fund is set forth below.

MERRILL LYNCH S&P 500 INDEX FUND. The Fund seeks to match the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") as closely as possible before the deduction of Fund expenses. The S&P 500 is a market-weighted index composed of 500 common stocks issued by large-capitalization U.S. companies in a wide range of businesses. The stocks included in the index collectively represent a substantial portion of all common stocks publicly traded in the U.S.

MERRILL LYNCH SMALL CAP VALUE FUND, INC.

The Merrill Lynch Small Cap Value Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. FAM serves as the investment adviser for the Fund. FAM receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies that management of the Fund believes have special investment value and emerging growth companies regardless of size.

MERRILL LYNCH U.S. GOVERNMENT MORTGAGE FUND

The Merrill Lynch U.S. Government Mortgage Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. FAM serves as the investment adviser to the Fund. FAM receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks high current return through investments in U.S. Government securities and U.S. Government Agency securities, including Government National Mortgage Association ("Ginnie Mae") mortgage backed certificates and other mortgage backed government securities.

AIM EQUITY FUNDS

AIM Equity Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

A I M Advisors, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as investment adviser to the Fund. A I M Capital Management, Inc. is the Fund's subadviser. AIM receives an advisory fee from the Fund for its services. AIM pays the subadvisory fees, not the Fund. A summary of the investment objective and strategy for the Fund is set forth below.

AIM CONSTELLATION FUND. The Fund's investment objective is growth of capital. The Fund seeks to meet this objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The Fund will invest without regard to market capitalization. The Fund may also invest up to 20% of its total assets in foreign securities.

AIM FUNDS GROUP

AIM Funds Group is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

AIM serves as investment adviser to the Fund. AIM receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

AIM PREMIER EQUITY FUND. The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective. The Fund seeks to meet its objectives by investing normally at least 80% of its assets in equity securities, including convertible securities. The Fund's portfolio managers focus on undervalued equity securities of 1) out-of-favor cyclical growth companies, 2) established growth companies that are undervalued compared to historical relative valuation parameters, 3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities, and 4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. The Fund may also invest up to 25% of its total assets in foreign securities.

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

The AllianceBernstein Growth and Income Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.

Alliance Capital Management L.P. ("Alliance"), located at 1345 Avenue of the Americas, New York, NY 10105, serves as investment adviser to the Fund. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of AXA Financial, Inc. Alliance receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks appreciation through investments primarily in dividend-paying common stocks of good quality, although the Fund also may invest in fixed-income and convertible securities.

ALLIANCEBERNSTEIN PREMIER GROWTH FUND, INC.

The AllianceBernstein Premier Growth Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Alliance serves as investment adviser to the Fund. Alliance receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

American Century Capital Portfolios, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Advisor Class shares of one of its separate investment portfolios to the Separate Account.

American Century Investment Management, Inc., located at 4500 Main Street, Kansas City, Missouri 64111, serves as investment adviser to the Fund. American Century Investment Management, Inc. receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy of the Fund is set forth below.

EQUITY INCOME FUND. The Fund seeks to provide current income. Capital appreciation is a secondary objective. The Fund invests primarily in income-producing equity securities. The Fund seeks to exceed the yield of securities comprising the S&P 500 Composite Index. The investment adviser screens companies for favorable dividend-paying history, dividend-paying ability and capital appreciation potential. The Fund invests at least 80% of assets in equity securities at all times and at least 85% in income-paying securities under normal conditions.

AMERICAN FUNDS

Capital Research and Management Company ("Capital Research"), located at 333 South Hope Street, Los Angeles, CA 90071, serves as investment adviser to the American Funds. Capital Research is a wholly owned subsidiary of The Capital Group Companies, Inc.

THE BOND FUND OF AMERICA, INC. The Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Capital Research receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Fund invests the majority of its assets in bonds rated A and above. The Fund may also invest in lower-rated bonds.

THE GROWTH FUND OF AMERICA, INC. The Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Capital Research receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund's investment objective is to provide growth of capital. The Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

THE INCOME FUND OF AMERICA, INC. The Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Capital Research receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund's investment objective is to provide current income while secondarily striving for capital growth. The Fund invests primarily in a broad range of income-producing securities, including stocks and bonds. Generally, the Fund will invest a substantial portion of its assets in equity-type securities.

THE INVESTMENT COMPANY OF AMERICA. The Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Capital Research receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund's investment objective is to achieve long-term growth of capital and income. The Fund strives to accomplish these objectives through extensive U.S. and global research, careful selection, and broad diversification. In the selection of securities for investment, potential for capital appreciation and future dividends are given more weight than current yield. The Fund invests primarily in common stocks. The Fund's equity investments are limited to securities of companies on its eligible list.

DAVIS NEW YORK VENTURE FUND, INC.

The Davis New York Venture Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.

Davis Selected Advisers, L.P. ("Davis Advisers"), located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706, serves as investment adviser for the Fund. Davis Selected Advisers-NY, Inc. ("Davis Advisers-NY") serves as a subadviser for the Fund. Davis Advisers-NY is a wholly owned subsidiary of Davis Advisers. Davis Advisers receives an advisory fee from the Fund for its services. Davis Advisers pays for Davis Advisers-NY's subadvisory services; the Fund does not. A summary of the investment objective and strategy for the Fund is set forth below.

Davis New York Venture Fund's investment objective is long-term growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $10 billion. The portfolio managers select common stock of quality overlooked growth companies at value prices to hold them for the long term. The portfolio managers also look for companies with sustainable growth rates selling at modest price-earnings multiples that they hope will expand as other investors recognize the company's true worth.

DELAWARE GROUP EQUITY FUNDS III

The Delaware Group Equity Funds III is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

Delaware Management Company, located at 2005 Market Street, Philadelphia, PA 19103, serves as investment adviser to the Fund. Delaware Management Company is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

DELAWARE TREND FUND. The Fund seeks to provide long-term capital appreciation by investing primarily in securities of small, growth-oriented or emerging companies. The Fund invests in companies that the portfolio manager believes are to be responsive to changes in the marketplace and have the fundamental characteristics to support continued growth. Stock selection strategy focuses on market leaders, strong product cycles, innovative concepts and industry trends.

FIDELITY ADVISOR SERIES I

The Fidelity Advisor Series I is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of two of its separate investment portfolios to the Separate Account.

Fidelity Management & Research Company ("FMR"), located at One Federal Street, Boston, MA 02110, serves as the investment manager to the Funds. The following affiliates assist with foreign investments and serve as subadvisers to the
Funds: Fidelity Management & Research (U.K.) Inc. ("FMR U.K."), Fidelity Management & Research (Far East) Inc. ("FMR Far East"), and Fidelity Investments Japan Limited ("FIJ"). FMR Co., Inc. ("FMRC") also serves as subadviser to the Funds. FMR receives an advisory fee from the Funds for its services. FMR pays FMRC, FMR U.K. and FMR Far East for providing subadvisory services; the Funds do not. FMR Far East in turn pays FIJ for providing subadvisory services. A summary of the investment objective and strategy for each Fund is set forth below.

ADVISOR EQUITY GROWTH FUND. The Fund seeks capital appreciation. The Fund normally invests at least 80% of its assets in equity securities, primarily in common stocks of companies the investment manager believes have above-average growth potential. The Fund also invests in domestic and foreign issuers. The investment manager uses a fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

ADVISOR MID CAP FUND. The Fund seeks long-term growth of capital. The Fund normally invests primarily in common stocks. The Fund normally invests at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index (S&P(R) MidCap 400)). The Fund could invest in companies with smaller or larger market capitalizations. The Fund invests in domestic and foreign issuers, and in either "growth" stocks or "value" stocks or both. The investment manager uses a fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FIDELITY ADVISOR SERIES VIII

The Fidelity Advisor Series VIII is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

FMR serves as the Fund's investment manager. The following affiliates assist FMR with foreign investments and serve as subadvisers: FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA), Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), and Fidelity Investments Japan Limited ("FIJ"). FMRC also serves as a subadviser to the Fund. FMR receives an advisory fee from the Fund for its services. FMR pays the subadvisory fees; the Fund does not. A summary of the investment objective and strategy of the Fund is set forth below.

ADVISOR OVERSEAS FUND. The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of assets in non-U.S. securities, primarily in common stocks. The Fund allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. The investment adviser uses a fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

LORD ABBETT BOND-DEBENTURE FUND, INC.

The Lord Abbett Bond-Debenture Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.

Lord, Abbett & Co. LLC, located at 90 Hudson Street, Jersey City, NJ 07302-3973, serves as investment adviser to the Fund. Lord, Abbett & Co. LLC receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks high current income and the opportunity for capital appreciation to produce a high total return. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings, in fixed income securities. At least 20% of the Fund's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Fund may invest up to 20% of its net assets in equity securities, including common stocks, preferred stocks, convertible preferred stocks, warrants, and similar instruments. The Fund may invest up to 20% of its net assets in foreign securities.

LORD ABBETT MID-CAP VALUE FUND, INC.

The Lord Abbett Mid-Cap Value Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate

Account. Lord, Abbett & Co. LLC serves as investment adviser to the Fund. Lord, Abbett & Co., LLC receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with market capitalization of roughly $500 million to $10 billion, at the time of purchase.

MFS SERIES TRUST I

The MFS Series Trust I is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of two of its separate investment portfolios to the Separate Account.

MFS(R) Investment Management ("MFS"), located at 500 Boylston Street, Boston, Massachusetts 02116 serves as investment adviser to the Fund. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS receives an advisory fee from each Fund for its services. A summary of the investment objective and strategy for each Fund is set forth below.

MFS(R) CORE GROWTH FUND. The Fund's investment objective is capital appreciation. The Fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of well-known and established companies which the Fund's investment adviser believes have above-average growth potential. The Fund may also invest in emerging growth companies and foreign securities.

MFS(R) RESEARCH INTERNATIONAL FUND. The Fund's investment objective is capital appreciation. The Fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of foreign companies. The Fund focuses on foreign companies (including emerging market issuers) that the Fund's investment adviser, believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Fund does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

MFS SERIES TRUST IV

The MFS Series Trust IV is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account. MFS serves as the investment adviser to the Fund. MFS receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

MFS(R) MID CAP GROWTH FUND. The Fund's investment objective is long-term growth of capital. The Fund invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalizations which the Fund's investment adviser believes have reasonable valuations and above-average growth potential. The Fund may also invest in foreign securities.

OPPENHEIMER GLOBAL FUND

The Oppenheimer Global Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. OppenheimerFunds, Inc., located at 225 Liberty Street, 11th Floor, New York, New York 10080, serves as investment manager to the Fund. OppenheimerFunds, Inc. receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks capital appreciation. It invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-cap and large-cap companies.

OPPENHEIMER MAIN STREET FUNDS

Oppenheimer Main Street Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account. OppenheimerFunds, Inc. serves as investment manager to the Fund. OppenheimerFunds, Inc. receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy of the Fund is set forth below.

OPPENHEIMER MAIN STREET FUND (FORMERLY, OPPENHEIMER MAIN ST. GROWTH & INCOME
FUND). The Fund seeks a high total return. The Fund currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Fund also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

OPPENHEIMER QUEST FOR VALUE FUNDS

The Oppenheimer Quest for Value Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account. OppenheimerFunds, Inc. serves as investment manager to the Fund. OpCap Advisors is the subadviser. OppenheimerFunds, Inc. receives an advisory fee from the Fund for its services. OppenheimerFunds, Inc. pays the subadvisory fees, not the Fund. A summary of the investment objective and strategy for the Fund is set forth below.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND. The Fund seeks growth of capital. The Fund can invest in a variety of equity and debt securities. The Fund normally invests mainly in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace. The Fund can invest in common stocks and other equity securities, including debt securities convertible into common stock, without limit. Under normal market conditions, the Fund invests at least 50% of its total assets in common stock and debt securities convertible into common stock.

PIMCO FUNDS: MULTI-MANAGER SERIES

The PIMCO Funds: Multi-Manager Series is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of two of its separate investment portfolios to the Separate Account.

PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management"), located at 1345 Avenue of the Americas, New York, NY 10105, serves as the investment adviser and administrator to the Funds. PIMCO Advisors Fund Management has retained its investment management affiliates PEA Capital LLC ("PEA") and NFJ Investment Group LP ("NFJ") to manage the Funds' investments. PIMCO Advisors Fund Management receives an advisory fee from the Funds for its services. PIMCO Advisors Fund Management pays PEA and NFJ, not the Funds. A summary of the investment objective and strategy for each Fund is set forth below.

PIMCO PEA RENAISSANCE FUND. The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

PIMCO NFJ SMALL CAP VALUE FUND. The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.8 billion at the time of investment. The Fund invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

The PIMCO Funds: Pacific Investment Management Series is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Newport Beach, CA 92660, serves as the investment adviser and administrator to the Fund. PIMCO receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

PIMCO TOTAL RETURN FUND. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest up to 20% in foreign securities, which may entail greater risk due to foreign economic and political developments; 10% in high-yield securities which generally involves greater risk to principal than investment in higher-related securities; and may invest in derivative instruments. A fund investing in derivatives could lose more than the principal amount invested.

THE PUTNAM FUND FOR GROWTH AND INCOME

The Putnam Fund for Growth and Income is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.

Putnam Investment Management, LLC ("Putnam Management"), located at One Post Office Square, Boston, MA 02109, serves as investment manager to the Fund. Putnam Management receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks capital growth and current income. The Fund invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Putnam Management looks for companies undergoing positive change. The Fund invests mainly in large companies.

PUTNAM INTERNATIONAL EQUITY FUND

The Putnam International Equity Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Putnam Management serves as investment adviser to the Fund. Putnam Management receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks capital appreciation. The Fund invests mainly in common stocks of companies outside the United States. Putnam Management first selects countries and industries that it believes are attractive, then looks for companies that the investment manager believes have favorable investment potential. The investment manager also considers other factors that it believes will cause the stock price to rise. The Fund invests mainly in midsized and large companies, although it can invest in companies of any size. Although the Fund emphasizes investments in developed countries, it may also invest in companies located in developing (also known as emerging) markets.

PUTNAM VOYAGER FUND

The Putnam Voyager Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Putnam Management serves as investment adviser to the Fund. Putnam Management receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks capital appreciation. The Fund invests mainly in common stocks of U.S. companies, with a focus on growth stocks. The Fund invests mainly in midsized and large companies, although it can invest in companies of any size.

SELIGMAN VALUE FUND SERIES, INC.

The Seligman Value Fund Series, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

J. & W. Seligman & Co. Incorporated ("Seligman"), located at 100 Park Avenue, New York, New York 10017, serves as the investment adviser to the Fund. Seligman receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

SELIGMAN SMALL-CAP VALUE FUND. The Fund seeks long term capital appreciation. The Fund generally invests at least 80% of its net assets in the common stocks of "value" companies with small market capitalization (up to $2 billion) at the time of purchase by the Fund. The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following: (i) a low price-to-earnings and/or low price-to-book ratio, (ii) positive change in senior management, (iii) positive corporate restructuring, and (iv) temporary setback in price due to factors that no longer exist.

TEMPLETON FUNDS, INC.

Templeton Funds, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

Templeton Global Advisors Limited (Global Advisors), located at Lyford Cay, Nassau, Bahamas, serves as investment manager to the Fund. Global Advisors receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

TEMPLETON FOREIGN FUND. The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund invests mainly in the equity securities of companies located outside the U.S. The Fund will invest, under normal circumstances, at least 80% of its net assets in foreign securities, which may include emerging markets.

TEMPLETON GROWTH FUND, INC.

The Templeton Growth Fund, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account. Global Advisors serves as investment adviser to the Fund. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund invests mainly in the equity securities of companies located anywhere in the world, including emerging markets. In addition to the Fund's main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. The Fund may invest up to 5% of its total assets in swap agreements.

VAN KAMPEN COMSTOCK FUND

The Van Kampen Comstock Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.

Van Kampen Asset Management, located at 1221 Avenue of the Americas, New York, New York 10020, serves as investment adviser to the Fund, and is a wholly owned subsidiary of Van Kampen Investments

Inc. Van Kampen Investments, Inc. is an indirect wholly owned subsidiary of Morgan Stanley. Van Kampen Asset Management receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy for the Fund is set forth below.

The Fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Fund emphasizes a value style of investing, seeking well-established, undervalued companies.

VAN KAMPEN EQUITY AND INCOME FUND

The Van Kampen Equity and Income Fund is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers its Class A shares to the Separate Account.

Van Kampen Asset Management serves as investment adviser to the Fund. Van Kampen Asset Management receives an advisory fee from the Funds for its services. A summary of the investment objective and strategy is set forth below.

The Fund seeks the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective. The Fund's investment adviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity instruments and investment grade quality debt securities.

VAN KAMPEN EQUITY TRUST

The Van Kampen Equity Trust is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class A shares of one of its separate investment portfolios to the Separate Account.

Van Kampen Asset Management serves as investment adviser to the Fund. Van Kampen Asset Management receives an advisory fee from the Fund for its services. A summary of the investment objective and strategy is set forth below.

VAN KAMPEN AGGRESSIVE GROWTH FUND. The Fund's investment objective is to seek capital growth. The Fund focuses primarily on equity securities of small- and medium-sized growth companies, although the Fund may invest in larger-sized companies.

OTHER SHARE CLASSES AND PORTFOLIOS

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, attached prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the attached prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

SUBSTITUTION OF INVESTMENTS AND CHANGES TO THE SEPARATE ACCOUNT

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

ASSET-BASED INSURANCE CHARGE

We currently impose an asset-based insurance charge on the Separate Account that equals 1.30% annually. It will never exceed 1.30%.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. Finally, this charge compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers, Asset Allocation, Rebalancing, and Dollar Cost Averaging.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

SURRENDER CHARGE

     WHEN IMPOSED

We may impose a surrender charge on withdrawals from the Contract. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from the Contract held for less than seven years. However, the Contract permits withdrawal of the "free withdrawal amount" annually without a surrender charge through lump-sum or systematic withdrawals. (See "Withdrawals and Surrenders".)

     AMOUNT OF CHARGE

We may impose a surrender charge if you withdraw money from the Contract. The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% each year. After the seventh year, the surrender charge is 0%.

NUMBER OF COMPLETE YEARS ELAPSED
     SINCE PREMIUM WAS PAID       SURRENDER CHARGE
--------------------------------  ----------------
            0 years                      7%
             1 year                      6%
            2 years                      5%
            3 years                      4%
            4 years                      3%
            5 years                      2%
            6 years                      1%
        7 or more years                  0%

The charge is calculated on total premiums withdrawn from the Contract. If, however, your contract value at the time of withdrawal is less than your premiums paid in, the charge is based on your contract value. Gain in contract value is never subject to this sales charge. We make withdrawals of any "free withdrawal amount" in any contract year as if gain is withdrawn first, followed by premiums. Withdrawals in excess of the "free withdrawal amount" will be effected as if premiums are withdrawn first. Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis. The example below explains this charge.

                         HOW THE SURRENDER CHARGE WORKS

If you made a $5,000 premium payment and withdrew the entire $5,000 two years later, we would impose a 5% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment and due to negative investment experience only $4,500 remained in the Contract when you withdrew it two years later, we would impose a 5% charge only on $4,500 of the original premium. If instead the $5,000 premium payment grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in contract value through withdrawals two years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 5% surrender charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).

     HOW DEDUCTED

We deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your contract value. Amounts deducted to cover this charge do not incur any separate surrender charges. The example below shows how this works.

                              PRO RATA DEDUCTIONS

Kim Investor's Contract has a current contract value of $100,000. $60,000 is in the Merrill Lynch Basic Value Subaccount, and $40,000 is in the Merrill Lynch Fundamental Growth Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 5% surrender charge ($1,000). Accordingly, $600--60% of $1,000--is deducted from the Merrill Lynch Basic Value Subaccount and $400--40% of $1,000--is deducted from the Merrill Lynch Fundamental Growth Subaccount.

(See "Withdrawals and Surrenders" and "Accumulation Units" for a discussion of the effect of the deduction this charge will have on the number of accumulation units credited to a Contract.)

CONTRACT FEE

We may charge a $40 contract fee at the end of each contract year. We will impose this fee if the greater of contract value, or premiums less withdrawals, is less than $50,000.

The contract fee reimburses us for additional expenses related to maintenance of certain Contracts with lower contract values. We do not deduct the contract fee after the annuity date. The contract fee will never increase.

If the contract fee applies, we will deduct it as follows:

     - We deduct this fee from your contract value at the end of each contract year before the annuity date.

     - We deduct this fee from your contract value if you surrender the contract on any date other than a contract anniversary.

     - We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.

Currently, a contract owner of more than three of these Contracts will be assessed no more than $120 in contract fees annually. We reserve the right to change this limit on contract fees at any time.

GUARANTEED MINIMUM INCOME BENEFIT FEE

If you elect the GMIB, we will deduct a fee at the end of each calendar quarter and upon termination of the Rider. We will determine the fee for that period by multiplying 0.40% by the GMIB Benefit Base and dividing by 12 on the last business day of each month or upon termination of the Rider. The sum of the fees for each month during a calendar quarter and for any termination during a calendar quarter will be deducted from the contract value on the last business day of that calendar quarter or on the termination date, if earlier. The GMIB Fee will be reduced proportionally for any month in which the GMIB Rider terminates prior to the last business day of that month or was not in effect as of the last business day of the prior month. We won't deduct this fee after the annuity date. We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

OTHER CHARGES

     TRANSFER CHARGES

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we may, but currently do not, charge you $25 for each extra transfer. We deduct this charge pro rata from the subaccounts from which you are transferring contract value. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Asset Allocation Program", "Rebalancing Program", and "Transfers Among Subaccounts".)

     TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account's investment earnings. (See "Tax Status of the Contract".)

     FUND EXPENSES

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table".) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract.

     PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 2% for qualified plans. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. For IRA Contracts, the contract owner and annuitant must be the same person. For Contracts purchased through an IRA Account or Roth IRA Account, the contract owner will be the Account and the annuitant must generally be the IRA Account or Roth IRA Account owner.

You may designate a beneficiary. If you die, the beneficiary will receive a death benefit.

ISSUING THE CONTRACT

     ISSUE AGE

For IRA Contracts, the contract owner and annuitant generally must be under 70 1/2 years old when we issue the Contract, unless certain exceptions are met. For Contracts purchased through an established IRA Account or Roth IRA Account with MLPF&S, the owner of the IRA Account or Roth IRA Account and any annuitant must be under 90 years old when we issue the Contract. If you elect the GMIB, any annuitant must be 75 years old or younger.

     INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, we need certain information from you. We may require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the application or the information provided, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.

     TEN DAY RIGHT TO REVIEW

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For Contracts issued in Pennsylvania, we'll refund the contract value as of the date you return the Contract.

PREMIUMS

     MINIMUM AND MAXIMUM PREMIUMS

Because the initial premium payment must be $25,000 or more, the Contract can only be purchased through an existing IRA Account or Roth IRA Account with MLPF&S or by rollover from an existing IRA or Roth IRA contract, a 403(b) plan, a qualified pension or profit sharing plan, or a governmental 457(b) plan. Subsequent premium payments generally must each be $50 or more. You can make subsequent premium payments at any time before the annuity date. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any older co-owner) exceed $1,000,000. We also reserve the right to reject premium payments for any other reason.

The Contract must be issued as an IRA Contract or purchased through an established IRA Account or Roth IRA Account with MLPF&S. Federal law limits maximum annual contributions to the Contract.

For IRA Contracts, we accept the following as initial premiums:

     - rollover contributions from certain qualified plans, 403(b) plans, governmental 457(b) plans, and IRAs;

     - amounts transferred from another IRA; and

     - contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

     HOW TO MAKE PAYMENTS

You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.

     AUTOMATIC INVESTMENT FEATURE

You may make systematic premium payments on a monthly, quarterly, semi-annual or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. You may change the specified premium amount, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.

     PREMIUM INVESTMENTS

For the first 14 days following the contract date, we'll hold all premiums in the Merrill Lynch Ready Assets Subaccount. After the 14 days, we'll reallocate the contract value to the subaccounts you selected. (In Pennsylvania, we'll invest all premiums as of the contract date in the subaccounts you selected.)

Currently, you may allocate your premium among 18 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the Merrill Lynch Basic Value Subaccount, 58% allocated to the Merrill Lynch U.S. Government Mortgage Subaccount and 30% allocated to the Merrill Lynch S&P 500 Index Subaccount. However, you may not allocate 33 1/3% to the Merrill Lynch Basic Value Subaccount and 66 2/3% to the Merrill Lynch U.S. Government Mortgage Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any GMIB fee, any transfer charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of accumulation units purchased by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any GMIB fee, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, no new annuitant may be named on IRA Contracts or Contracts purchased through an IRA Account or Roth IRA Account established with MLPF&S, and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she may instead elect to continue the Contract. (See "Spousal Continuation".)

TRANSFERS AMONG SUBACCOUNTS

     GENERAL

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program", "Asset Allocation Program", and "Rebalancing Program".)

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less.

You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     DISRUPTIVE TRADING

Frequent or short-term transfers among subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.

Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. We will notify any such contract owner in writing (by mail to the address of record on file with us) of the restrictions that will apply to future transfers under a Contract. Such contract owners will receive one warning prior to imposition of any restrictions on transfers. Potential transfer restrictions may include refusing to execute future transfer requests that violate our Disruptive Trading Procedures or requiring all future transfer requests to be submitted through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, or other electronic means). Because we have adopted our Disruptive Trading Procedures as a prophylactic measure to protect contract owners from the potential adverse effects of harmful trading activity, please keep in mind that we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.

Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential market timer, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or Federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).

In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds. To the extent permitted by applicable law, we also reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.

DOLLAR COST AVERAGING PROGRAM

     WHAT IS IT?

The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program allows you to reallocate money at monthly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select.

If you choose the Asset Allocation Program or the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

     PARTICIPATING IN THE DCA PROGRAM

You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

     MINIMUM AMOUNTS

To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount. We determine the amount required by multiplying the specified length of your DCA Program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your selected subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue the program.

     WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 14 days after the contract date or the date we receive notice of your DCA election at our Service Center. We'll make subsequent DCA transfers on the same day of each succeeding month. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract.

ASSET ALLOCATION PROGRAM

Under the Asset Allocation Program, we will allocate your premiums and rebalance your contract value quarterly according to an asset allocation model you select based on your investment goals and risk tolerance. There are currently five asset allocation models to choose from:

     - Capital Preservation

     - Current Income

     - Income and Growth

     - Long-Term Growth

     - Aggressive Growth

Each model identifies specific subaccounts and the percentage of premium or contract value which should be allocated to each of those subaccounts. We may periodically adjust the composition of each model. Any adjustments become effective at the end of the calendar quarter.

The asset allocation models are not recommendations, have not been designed with your specific financial circumstances in mind, and may not be appropriate for any particular individual. There may be other allocations that would be more appropriate to satisfy your needs and goals.

After you elect the Asset Allocation Program, we allocate your premium in accordance with your selected model. On the last business day of each calendar quarter, we automatically reallocate your contract value to maintain the subaccounts and percentages for your selected model.

We perform this periodic rebalancing to take account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance,

     - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premium payments, and

     - any adjustments we make to your selected model.

The Asset Allocation Program can be elected at issue or at any time after issue. You may elect the Asset Allocation Program in writing or by telephone, once we receive proper telephone authorization. If you elect the Asset Allocation Program, you must include all contract value in the program. We allocate all premiums paid under the automatic investment feature and, unless you instruct us otherwise, all other premiums in accordance with your selected model. The asset allocation model that you select under the program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your selected model at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.

We reserve the right to terminate or make changes to this program at any time. If you choose the Rebalancing Program or the DCA Program, you cannot use the Asset Allocation Program.

REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly, semi-annually, or annually according to the frequency, subaccounts, and percentages you select based on your investment goals and risk tolerance. After you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. Depending on the frequency you select (on the last business day of each calendar quarter for quarterly rebalancing, on the last business day of June and December for semi-annual rebalancing, or on the last business day of December for annual rebalancing), we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected. You may change the frequency of your Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

     - increases and decreases in contract value in each subaccount due to subaccount performance, and

     - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or by telephone, once we receive proper telephone authorization. If you elect the Rebalancing Program, you must include all contract value in the program. We allocate all systematic investment premiums and, unless you instruct us otherwise, all other premiums in accordance with the subaccount allocations that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot use the Rebalancing Program.

WITHDRAWALS AND SURRENDERS

     WHEN AND HOW WITHDRAWALS ARE MADE

Before the annuity date, you may make lump-sum withdrawals from the Contract. In addition, you may make systematic withdrawals, discussed below. We don't impose a surrender charge on withdrawals to the extent that they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b), where:

     (a) = 10% of total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, less any prior withdrawals during that contract year; and

     (b) = the gain in the Contract plus premiums remaining in the Contract that are not subject to a surrender charge.

The gain in the Contract equals the excess, if any, of the contract value at the time of withdrawal over total premiums paid into the contract less prior withdrawals of these premiums.

Any amount previously withdrawn from the Contract during that contract year will be taken in account in determining the "free withdrawal amount" available as of the date of the withdrawal request. We make withdrawals of any "free withdrawal amount" in any contract year as if gain is withdrawn first, followed by premiums. Withdrawals in excess of the "free withdrawal amount" will be effected as if premiums are withdrawn first. Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis. The contract value remaining after any withdrawal must be at least $5,000. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. (See "Federal Income Taxes".)

EXAMPLE. Assume that you pay an initial premium of $100,000 and a Contract is issued on November 1, 2004. Assume that your contract value equals $105,000 on April 1, 2005 due to positive investment performance. On that date, you withdraw $20,000.

The "free withdrawal amount" equals $10,000 determined as the greater of (a) 10% of remaining premiums that are subject to a surrender charge, less any prior withdrawals during that contract year (10% of $100,000 = $10,000), and (b) gain ($105,000 - $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a 7% surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center or by telephone, once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information -- Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

     MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $5,000 must remain in the Contract after you make a withdrawal. If you request a withdrawal that would reduce your contract value below $5,000, we reserve the right to seek additional instructions from you to either reduce the amount requested or request a full withdrawal. In such cases, if we do not receive additional instructions from you within seven days from the date we received your original request, we will process a withdrawal for the amount you originally requested and you will have 30 days from the date we process the withdrawal to bring your contract value up to at least $5,000. If your contract value has not reached $5,000 within 30 days, we will treat that as a request for a full withdrawal of your Contract, subject to any applicable surrender charges. We reserve the right to change these minimums.

     SYSTEMATIC WITHDRAWAL PROGRAM

You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually or annually. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, plus 100% of total premiums paid into the Contract that have not been withdrawn and are no longer subject to a surrender charge, less any prior amount withdrawn from the Contract during that contract year. Each withdrawal must be for at least $100 and the remaining contract value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time.

The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the Contract in the same contract year, exceed the "free withdrawal amount" described under "When and How Withdrawals are Made" above.

     SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable surrender charge, minus any applicable contract fee, minus any applicable GMIB fee, and minus any applicable charge for premium taxes. (See "Charges and Deductions".) Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% Federal penalty tax. (See "Federal Income Taxes".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

     (a) the New York Stock Exchange is closed;

     (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

     (c) the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account's assets;

     (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or

     (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. We are not responsible for the validity of such a request.

If you change the owner or annuitant on a Contract purchased through an IRA Account or Roth IRA Account with MLPF&S, the new owner must be less than 90 years old, and the new annuitant must be under 90 years old.

DEATH BENEFIT

     GENERAL

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit ("GMDB") to the beneficiary if you die before the annuity date. (If an owner is an IRA Account or Roth IRA Account, then the death of the annuitant will be treated as the death of the owner.)

Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, Federal tax law may require us to distribute the entire contract value within five years of your date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following our receipt of a certified death certificate, whichever is sooner.

If the age of an owner (or annuitant, if the owner is an IRA Account or Roth IRA Account) is misstated, any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.

Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes -- Taxation of Death Benefit Proceeds".)

     CALCULATION OF DEATH BENEFIT

The death benefit is equal to the greater of:

     (i)  the contract value; or

     (ii) GMDB.

If you are under age 80 on the contract date, the GMDB equals the Maximum Anniversary Value GMDB. If you are age 80 or over on the contract date, the GMDB equals the Return of Premium GMDB.

     MAXIMUM ANNIVERSARY VALUE GMDB

The Maximum Anniversary Value GMDB is equal to the greater of:

     (i) the premiums paid into the Contract less "adjusted" withdrawals from the Contract; or

     (ii) the Maximum Anniversary Value.

For the Maximum Anniversary Value GMDB formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by the greater of [(a) or (b)] / (c) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals;

b = the Maximum Anniversary Value; and

c = the contract value.

Values for (a), (b), and (c) are calculated immediately prior to the withdrawal.

The Maximum Anniversary Value is equal to the greatest anniversary value for the Contract. An anniversary value is equal to the contract value on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since that anniversary. "Adjusted" withdrawals are calculated according to the formula that appears immediately above this section.

To determine the Maximum Anniversary Value, we will calculate an anniversary value for each contract anniversary through the earlier of your attained age 80 or the anniversary on or prior to your date of death. If an owner is a non-natural person, then the annuitant's age, rather than the owner's, will be used.

We will calculate the Maximum Anniversary Value based on your age (or the age of the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Maximum

Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by "adjusted" withdrawals since that anniversary.

FOR AN EXAMPLE OF THE CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE GMDB, SEE APPENDIX A.

     RETURN OF PREMIUM GMDB

The Return of Premium GMDB is equal to:

     (i)  premiums paid into the Contract less

     (ii)  "adjusted" withdrawals from the Contract.
For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) / (b) where:

a = premiums paid into the Contract less previous "adjusted" withdrawals; and

b = the contract value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

     SPOUSAL CONTINUATION

If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract if you die before the annuity date. If the Contract has a GMIB Rider at the time of spousal continuation, the Rider will also continue unless your spouse is ineligible for continuation under the terms of the Rider. Your spouse becomes the annuitant and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we determine the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. Your interest in each subaccount available at that time for allocations of premiums and transfers of contract value will be increased by the ratio of your contract value in each subaccount to your contract value prior to the increase.

ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for Contracts purchased through an IRA Account or Roth IRA Account with MLPF&S is the first day of the month following the annuitant's 95th birthday. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Keep in mind that you may need to take distributions or annuitize at age 70 1/2 to meet Federal minimum distribution requirements under a Contract purchased through an IRA Account. Until the annuity date, the contract value will fluctuate.

Generally, the annuity date for IRA Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA Contracts to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements. For all Contracts, the annuity date must be at least twelve months after the contract date.

You may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to IRA contract owners to comply with the IRC or regulations under it.

We calculate your annuity payments as of the annuity date, not the date when annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date, less any applicable charges and any applicable premium taxes, to our then current annuity purchase rates. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex (where permitted) at the time payments begin, and will assume interest of not less than 3% per year. The rates will never be less than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with interest at an annual rate not to exceed the maximum permitted in your state. Likewise, if we underpaid any amount as the result of a misstatement, we will correct it with the next payment.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $50 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $50 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS

We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Separate Account. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. If you or the annuitant dies while guaranteed payments remain unpaid, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant dies before the guaranteed period ends, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies while guaranteed amounts remain unpaid, you may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed amount in a lump sum.

     *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     JOINT AND SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 10, 15, OR 20 YEARS

We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. If the annuitant and the designated second person die before the end of the period, you may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA Contract owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service

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* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

GUARANTEED MINIMUM INCOME BENEFIT

     GENERAL

The Guaranteed Minimum Income Benefit ("GMIB") is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under the terms and conditions of the Rider. If you elect the GMIB, you can know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premium payments, regardless of fluctuating market conditions. You must annuitize under the terms and conditions of the GMIB Rider to obtain any benefit from the GMIB. If you do not annuitize under the terms and conditions of the GMIB Rider, the fees collected for this benefit will not be refunded.

There is a waiting period of 10 years that must elapse before you can exercise the GMIB. BECAUSE OF THIS RESTRICTION, YOU SHOULD NOT PURCHASE THE GMIB RIDER IF YOU ARE OVER AGE 60 AT ISSUE AND MAY NEED TO ANNUITIZE THE CONTRACT AT AGE
70 1/2 TO MEET FEDERAL MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS.

If you decide that you want the protection offered by the GMIB, you must elect the feature at issue. The effective date of the GMIB Rider is the contract date. For payment of any GMIB benefit under a joint and survivor life annuity, you will be asked to designate a second person, referred to as the joint annuitant, at issue. You cannot elect GMIB if the older of the annuitant or joint annuitant is older than age 75 on the contract date. Once elected, you may not cancel the GMIB Rider. The GMIB Rider will be terminated upon full surrender, annuitization, or death. The GMIB Rider will also terminate if the annuitant or joint annuitant is changed and, on the contract date, the new annuitant was older than age 75.

We may refuse to accept any additional premium payments if such payments would cause the sum of all premiums paid to us under all annuity contracts with a GMIB Rider having the same older of the annuitant or joint annuitant to exceed $2,000,000.

This feature is not available in Minnesota.

     HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect the GMIB, we base the amount of minimum income available to you upon the application to the GMIB Benefit Base (less applicable premium taxes) of the GMIB payout rates shown in the Annuity Option Tables attached to the GMIB Rider ("GMIB payout rates"). THE GMIB BENEFIT BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT OR A MINIMUM RETURN FOR ANY SUBACCOUNT. Because the GMIB payout rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB Rider guarantees may be less than the amount of income that would be provided by applying the contract value (less applicable premium taxes) on your annuity date to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB Rider as a payment "floor". Your amount of lifetime income, however, will not be less than it would be if we applied your contract value (less applicable premium taxes) on the exercise date to then-current annuity payout rates for the same annuity option. Annuity payout rates depend on the sex (when permissible) and attained age of the annuitant(s).

Your GMIB Benefit Base increases if you make subsequent premiums and decreases if you withdraw money from your Contract. The GMIB Benefit Base is equal to the greater of:

     (1) the GMIB Maximum Anniversary Value; and

     (2) GMIB Premiums Compounded at 5%.

GMIB Maximum Anniversary Value. To determine the GMIB Maximum Anniversary Value, we will calculate an anniversary value for the contract date and for each contract anniversary through the earlier of the contract anniversary on or following the 80th birthday of the older of the annuitant or joint annuitant and the date you exercise the GMIB. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premiums and decreased by "adjusted" withdrawals since the contract date or that anniversary. The GMIB Maximum Anniversary Value is equal to the greatest of these anniversary values.

Each "adjusted" withdrawal equals the amount withdrawn multiplied by the GMIB Maximum Anniversary Value divided by the contract value, both of which are determined immediately prior to the withdrawal.

GMIB Premiums Compounded at 5%.  GMIB Premiums Compounded at 5% equals (i) minus
(ii) where:

     (i) equals premiums paid with interest compounded daily from the date received; and

     (ii) equals "adjusted" withdrawals from the Contract with interest compounded daily from the date of each withdrawal.

Interest in (i) and (ii) above accrues at the annual rate of 5% until the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or joint annuitant or the date you exercise the GMIB.

You may withdraw up to 5% of the value of the GMIB Premiums Compounded at 5% at the beginning of each contract year and withdrawals will be "adjusted" so that they reduce the GMIB Premiums Compounded at 5% dollar-for-dollar for that contract year.

Any withdrawal that causes the total of all withdrawals since the beginning of the contract year, including the currently requested withdrawal, to exceed 5% of the GMIB Premiums Compounded at 5% at the beginning of that contract year will be "adjusted" so that it reduces the GMIB Premiums Compounded at 5% proportionally. The adjustment is determined by multiplying the withdrawal by the ratio of the GMIB Premiums Compounded at 5% to the contract value, where both values are calculated immediately prior to the withdrawal. The adjustment may cause the GMIB Premiums Compounded at 5% to be reduced by more than the amount of the withdrawal.

     ELECTING TO RECEIVE INCOME PAYMENTS

You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. AFTER THE WAITING PERIOD, YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING THAT CONTRACT ANNIVERSARY. THE LAST TIMEFRAME WITHIN WHICH YOU CAN EXERCISE THE GMIB BEGINS ON THE CONTRACT ANNIVERSARY ON OR FOLLOWING THE 85TH BIRTHDAY OF THE OLDEST ANNUITANT OR JOINT ANNUITANT NAMED AT ANY TIME UNDER THE GMIB RIDER AND EXPIRES 30 DAYS LATER. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the Rider if the older of the annuitant or joint annuitant is older than age 75 on the contract date. If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet Federal minimum distribution requirements for IRAs), the GMIB is not available. For example, you cannot exercise the Rider if you annuitize your Contract twelve and one-half years after you purchase the Contract or seven years after you purchase the Contract.

You are not required to use the GMIB to receive annuity payments. However, we will not refund fees paid for the GMIB if you annuitize outside of the terms and conditions of the GMIB Rider. YOU MAY NEVER NEED TO RELY UPON THE GMIB, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR".

THE ANNUITY OPTIONS AVAILABLE WHEN USING THE GMIB TO RECEIVE YOUR FIXED INCOME ARE LIMITED TO THE FOLLOWING:

     - Life Annuity

     - Joint and Survivor Life Annuity

     - Life Annuity with Payments Guaranteed for 10 Years

     - Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payment Guaranteed for 10 years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB Rider.

     CHANGE OF ANNUITANT

If an annuitant is changed and, on the contract date, the new annuitant was older than age 75, the GMIB Rider will terminate. Otherwise, if the new annuitant's age on the contract date was older than the current age of the oldest annuitant or joint annuitant, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's age. If the last day of that timeframe is earlier than the effective date of the change of annuitant, the GMIB Rider will terminate.

If an annuitant is changed and, on the contract date, the new annuitant was older than the previous oldest annuitant or joint annuitant, and if the current date to which the GMIB Benefit Base accrues is later than the effective date of the change of annuitant, we will use the new annuitant's age to recalculate the date to which the GMIB Benefit Base accrues. The new date to which the GMIB Benefit Base accrues will be the later of the recalculated date and the effective date of the change of annuitant.

     GMIB FEE

We charge a fee for the GMIB Rider that compensates us for the risks we assume in providing this benefit. (See "Guaranteed Minimum Income Benefit Fee".)

     TERMINATION OF THE GMIB RIDER

The GMIB Rider will terminate on the earliest of:(1) the 31st day following the contract anniversary on or following age 85 of the oldest annuitant or joint annuitant named at any time under the GMIB Rider; (2) exercise of the GMIB Rider; (3) termination of the Contract due to full surrender, annuitization, or death; or (4) a change of annuitant that causes the GMIB Rider to terminate as described above under "Change of Annuitant." The GMIB Rider will not terminate at death if your beneficiary is your surviving spouse and elects to continue the Contract as long as the surviving spouse would be eligible to continue the GMIB as described under "Change of Annuitant" above.

GENDER-BASED PAYOUT RATES

Generally, the Contract provides for gender-based payout rates when life annuity options are chosen. However, in Montana, which has regulations prohibiting gender-based rates, blended unisex payout rates will be applied to both male and female annuitants. Unisex payout rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based payout rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex payout rates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service ("IRS") now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as an IRA Contract, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

You may purchase the Contract as a traditional IRA Contract or through an established IRA Account or Roth IRA Account with MLPF&S. You should be aware that if you purchase the Contract as an investment vehicle for an IRA Account or Roth IRA Account, you may pay fees in excess of those that you would otherwise pay if the publicly available mutual funds available under the Contract are purchased by the IRA Account or Roth IRA Account directly from the mutual fund provider. If you purchase the Contract for use as an investment vehicle for an IRA Account or Roth IRA Account, the Contract is unlikely to satisfy diversification and owner control requirements under Federal tax law to be treated as an annuity contract for Federal tax purposes. Tax-deferral will be dependent upon continued qualification of your IRA Account or Roth IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the Contract is uncertain when the Contract is held by an IRA Account or Roth IRA Account. For further information, please consult a tax advisor.

     OWNER CONTROL

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets.

TAXATION OF ANNUITIES

     ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be paid from a Contract because the owner or annuitant (if the owner is an IRA Account or Roth IRA Account) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

INDIVIDUAL RETIREMENT ANNUITIES

     TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "IRA." This Contract is available for purchase either as an IRA Contract or through an established IRA Account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The contributions may be deductible in whole or in part, depending on the individual's income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual's filing status and income. Distributions from certain eligible employer plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA Account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual's gross income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual's filing status and income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Total annual contributions to all of an individual's IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of the compensation includible in the individual's gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's Federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether death benefit provisions in the Contract comport with IRA and Roth IRA qualification requirements.

WHY MUST THE CONTRACTS ONLY BE PURCHASED AS IRAS OR THROUGH IRA ACCOUNTS OR ROTH IRA ACCOUNTS?

You may only purchase this Contract as an IRA Contract or through an established IRA Account or Roth IRA Account with MLPF&S. If we issued this Contract other than as IRA Contracts or through IRA

Accounts or Roth IRA Accounts, the Contracts would not be treated as annuity contracts for Federal income tax purposes and would therefore be taxed currently.

Variable annuity contracts (other than certain qualified contracts, including those that qualify as IRAs) are generally not treated as annuities for Federal income tax purposes and thus lose their tax-deferred character if they do not satisfy certain diversification requirements set forth in section 817(h) of the IRC or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are "publicly available," i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. The mutual funds available through the Contracts are publicly available.

Accordingly, standing alone, the Contracts would not be treated as annuity contracts for Federal income tax purposes. However, this does not mean that an individual purchasing a Contract either as an IRA Contract or through an IRA Account or Roth IRA Account will be taxed currently on the Contract's earnings.

     - If a Contract is purchased through an IRA Account or Roth IRA Account, that Account should itself be exempt from current taxation until distributions occur, in accordance with the rules governing IRA Accounts and Roth IRA Accounts discussed above, as long as the Account continues to qualify as an IRA or Roth IRA. As a result, tax deferral of a Contract that is purchased through such an Account will be dependent solely upon the continued qualification of the Account as an IRA or Roth IRA.

     - Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available mutual funds or to the requirements of section 72(s). However, they must satisfy other requirements in order to qualify as IRAs. We believe that Contracts purchased as IRAs will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described above governing the Federal income tax treatment of IRAs.

TRANSFERS OR EXCHANGES OF A CONTRACT

Transferring ownership of the Contract, designating a payee or beneficiary who is not also the owner, designating an annuitant, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, recipients can usually choose not to have tax withheld from distributions.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the

Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

                               OTHER INFORMATION

NOTICES AND ELECTIONS

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed unless you have submitted a telephone authorization form. If you have submitted an authorization form, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

  (1) the election of a Fund's Board of Directors;

  (2) ratification of a Fund's independent accountant;

  (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

  (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

  (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents. The Merrill Lynch Life Agencies are wholly owned subsidiaries of Distributor.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. The Merrill Lynch Life Agencies also pay the District Annuity Specialists a portion of the commissions they receive for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.

The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.10% of each premium and up to 0.85% of contract value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 2.40% of contract value. The maximum commission payable to Financial Advisors for Contract sales is 2.30% of each premium and up to 0.51% of contract value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of contract value not subject to a sales charge. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.18% of each premium.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Separate Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

EXPERTS

The financial statements of the Separate Account as of December 31, 2003, and for the period ended December 31, 2003, and our financial statements as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, included in the Statement of Additional Information and incorporated by reference in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are included in the Statement of Additional Information and incorporated by reference herein, and have been so included and incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1414.

LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                            ACCUMULATION UNIT VALUES
                       (CONDENSED FINANCIAL INFORMATION)*

                                  BASIC VALUE FUND                CORE BOND                FUNDAMENTAL GROWTH
                              ------------------------   ---------------------------   ---------------------------
                              1/1/03 TO    10/11/02 TO     1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO
                               12/31/03     12/31/02       12/31/03       12/31/02       12/31/03       12/31/02
                              ----------   -----------   -------------   -----------   -------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $    11.01    $   10.00    $      10.19    $    10.00     $     9.92      $   10.00
(2) Accumulation unit value
    at end of period........  $    14.39    $   11.01    $      10.52    $    10.19     $    12.53      $    9.92
(3) Number of accumulation
    units outstanding at end
    of period...............   771,867.1     78,068.6     1,529,013.7     112,099.5      603,188.7       79,464.6

                                   GLOBAL ALLOCATION             READY ASSETS TRUST               S&P 500 INDEX
                              ---------------------------   ----------------------------   ---------------------------
                                1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO      1/1/03 TO     10/11/02 TO
                                12/31/03       12/31/02       12/31/03        12/31/02       12/31/03       12/31/02
                              -------------   -----------   -------------   ------------   -------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $      11.00     $   10.00    $      10.00    $      10.00   $      10.53    $    10.00
(2) Accumulation unit value
    at end of period........  $      14.76     $   11.00    $       9.93    $      10.00   $      13.31    $    10.53
(3) Number of accumulation
    units outstanding at end
    of period...............   3,197,836.6      62,822.3     4,361,764.9     1,481,100.9    4,439,511.2     323,297.1

                                                                    U.S.
                                                             GOVERNMENT MORTGAGE
                                  SMALL CAP VALUE                   FUND                    AIM CONSTELLATION
                              ------------------------   ---------------------------   ---------------------------
                              1/1/03 TO    10/11/02 TO     1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO
                               12/31/03     12/31/02       12/31/03       12/31/02       12/31/03       12/31/02
                              ----------   -----------   -------------   -----------   -------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $    11.18    $   10.00    $      10.09    $    10.00      $   10.25      $   10.00
(2) Accumulation unit value
    at end of period........  $    15.63    $   11.18    $      10.19    $    10.09      $   13.09      $   10.25
(3) Number of accumulation
    units outstanding at end
    of period...............   723,625.0     86,822.7     4,738,718.3     815,372.4       77,334.7       11,030.7

                                                                 ALLIANCEBERNSTEIN
                                                                    GROWTH AND                 ALLIANCEBERNSTEIN
                                  AIM PREMIER EQUITY                  INCOME                    PREMIER GROWTH
                              ---------------------------   ---------------------------   ---------------------------
                                1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO
                                12/31/03       12/31/02       12/31/03       12/31/02       12/31/03       12/31/02
                              -------------   -----------   -------------   -----------   -------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................    $   10.44      $  10.00      $    10.80      $   10.00     $     9.98      $  10.00
(2) Accumulation unit value
    at end of period........    $   12.88      $  10.44      $    14.04      $   10.80     $    12.09      $   9.98
(3) Number of accumulation
    units outstanding at end
    of period...............     28,853.8       1,289.1       139,230.5       19,909.3      187,530.9       4,893.8


                                    EQUITY INCOME             BOND FUND OF AMERICA         GROWTH FUND OF AMERICA
                              --------------------------   ---------------------------   ---------------------------
                               1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO
                                12/31/03      12/31/02       12/31/03       12/31/02       12/31/03       12/31/02
                              ------------   -----------   -------------   -----------   -------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $      10.66    $   10.00    $      10.63     $   10.00    $      10.58    $    10.00
(2) Accumulation unit value
    at end of period........  $      13.04    $   10.66    $      11.77     $   10.63    $      13.88    $    10.58
(3) Number of accumulation
    units outstanding at end
    of period...............   2,341,043.9     41,399.1     1,932,638.1      61,675.3     4,784,708.3     454,315.3

                                                                INVESTMENT COMPANY
                                INCOME FUND OF AMERICA              OF AMERICA              DAVIS NEW YORK VENTURE
                              ---------------------------   ---------------------------   ---------------------------
                                1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO
                                12/31/03       12/31/02       12/31/03       12/31/02       12/31/03       12/31/02
                              -------------   -----------   -------------   -----------   -------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $      10.78    $    10.00    $      10.70    $    10.00    $      10.66    $    10.00
(2) Accumulation unit value
    at end of period........  $      13.33    $    10.78    $      13.35    $    10.70    $      13.93    $    10.66
(3) Number of accumulation
    units outstanding at end
    of period...............   2,006,955.5     100,198.6     4,035,518.7     392,374.2     1,085,209.0     111,120.6

---------------

* Merrill Lynch Life commenced sales of the IRA Annuity on October 11, 2002. Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.

                                                                                                                        ADVISOR
                                   DELAWARE TREND           ADVISOR EQUITY GROWTH            ADVISOR MID CAP           OVERSEAS
                              ------------------------   ---------------------------   ---------------------------   -------------
                              1/1/03 TO    10/11/02 TO     1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO     1/1/03 TO
                               12/31/03     12/31/02       12/31/03       12/31/02       12/31/03       12/31/02       12/31/03
                              ----------   -----------   -------------   -----------   -------------   -----------   -------------
(1) Accumulation unit value
    at beginning of
    period..................  $    11.08    $   10.00      $   10.39      $  10.00      $    10.81      $   10.00      $   10.34
(2) Accumulation unit value
    at end of period........  $    14.58    $   11.08      $   13.54      $  10.39      $    15.37      $   10.81      $   14.73
(3) Number of accumulation
    units outstanding at end
    of period...............   350,256.7     11,360.8       77,230.5       8,835.4       373,120.9       28,726.2       69,498.3

                                ADVISOR          LORD ABBETT BOND-            LORD ABBETT MID-CAP
                               OVERSEAS              DEBENTURE                       VALUE
                              -----------   ---------------------------   ---------------------------
                              10/11/02 TO     1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO
                               12/31/02       12/31/03       12/31/02       12/31/03       12/31/02
                              -----------   -------------   -----------   -------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................    $10.00       $    10.67      $   10.00    $      10.94    $    10.00
(2) Accumulation unit value
    at end of period........    $10.34       $    12.67      $   10.67    $      13.49    $    10.94
(3) Number of accumulation
    units outstanding at end
    of period...............     829.2        839,591.3       45,977.8     1,105,311.7     365,369.5

                                                               MFS(R) RESEARCH
                                 MFS(R) CORE GROWTH             INTERNATIONAL             MFS(R) MID CAP GROWTH
                              ------------------------   ---------------------------   ---------------------------
                              1/1/03 TO    10/11/02 TO     1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO
                               12/31/03     12/31/02       12/31/03       12/31/02       12/31/03       12/31/02
                              ----------   -----------   -------------   -----------   -------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $     9.87    $   10.00     $    10.40      $  10.00      $    10.73      $  10.00
(2) Accumulation unit value
    at end of period........  $    11.82    $    9.87     $    13.62      $  10.40      $    14.61      $  10.73
(3) Number of accumulation
    units outstanding at end
    of period...............   171,222.4     58,323.9      121,885.0       5,749.0       153,631.3       9,620.0

                                                                                               OPPENHEIMER QUEST
                                  OPPENHEIMER GLOBAL          OPPENHEIMER MAIN STREET          OPPORTUNITY VALUE
                              ---------------------------   ---------------------------   ---------------------------
                                1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO
                                12/31/03       12/31/02       12/31/03       12/31/02       12/31/03       12/31/02
                              -------------   -----------   -------------   -----------   -------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................   $    10.26      $   10.00     $    10.27     $    10.00      $   10.23      $   10.00
(2) Accumulation unit value
    at end of period........   $    14.49      $   10.26     $    12.87     $    10.27      $   12.31      $   10.23
(3) Number of accumulation
    units outstanding at end
    of period...............    117,004.6       18,592.6      279,464.5      208,554.8       33,940.1       10,121.3

---------------

* Merrill Lynch Life commenced sales of the IRA Annuity on October 11, 2002. Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.

                                     PIMCO PEA               PIMCO NFJ SMALL CAP
                                    RENAISSANCE                     VALUE                  PIMCO TOTAL RETURN
                              ------------------------   ---------------------------   ---------------------------
                              1/1/03 TO    10/11/02 TO     1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO
                               12/31/03     12/31/02       12/31/03       12/31/02       12/31/03       12/31/02
                              ----------   -----------   -------------   -----------   -------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $    12.04    $   10.00    $      10.82    $    10.00    $      10.28    $    10.00
(2) Accumulation unit value
    at end of period........  $    18.84    $   12.04    $      13.90    $    10.82    $      10.67    $    10.28
(3) Number of accumulation
    units outstanding at end
    of period...............   999,354.3     15,350.9     1,151,921.7     165,937.9     6,022,700.0     379,470.1

                                PUTNAM FUND FOR GROWTH         PUTNAM INTERNATIONAL
                                      AND INCOME                      EQUITY                    PUTNAM VOYAGER
                              ---------------------------   ---------------------------   ---------------------------
                                1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO
                                12/31/03       12/31/02       12/31/03       12/31/02       12/31/03       12/31/02
                              -------------   -----------   -------------   -----------   -------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................    $   10.87      $   10.00     $    10.63      $   10.00      $   10.21      $  10.00
(2) Accumulation unit value
    at end of period........    $   13.65      $   10.87     $    13.45      $   10.63      $   12.57      $  10.21
(3) Number of accumulation
    units outstanding at end
    of period...............     50,099.1       11,972.4      202,021.6       15,977.3       58,466.4       4,577.6

                                 SELIGMAN SMALL-CAP
                                       VALUE                  TEMPLETON FOREIGN             TEMPLETON GROWTH
                              ------------------------   ---------------------------   ---------------------------
                              1/1/03 TO    10/11/02 TO     1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO
                               12/31/03     12/31/02       12/31/03       12/31/02       12/31/03       12/31/02
                              ----------   -----------   -------------   -----------   -------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................  $    10.88    $  10.00     $      10.48     $   10.00     $    10.65      $   10.00
(2) Accumulation unit value
    at end of period........  $    15.99    $  10.88     $      13.50     $   10.48     $    13.96      $   10.65
(3) Number of accumulation
    units outstanding at end
    of period...............   542,991.5     3,535.6      1,131,045.5      32,274.6      695,340.2       97,122.6

                                                               VAN KAMPEN EQUITY AND         VAN KAMPEN AGGRESSIVE
                                  VAN KAMPEN COMSTOCK                 INCOME                        GROWTH
                              ---------------------------   ---------------------------   ---------------------------
                                1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO     1/1/03 TO     10/11/02 TO
                                12/31/03       12/31/02       12/31/03       12/31/02       12/31/03       12/31/02
                              -------------   -----------   -------------   -----------   -------------   -----------
(1) Accumulation unit value
    at beginning of
    period..................   $    11.31      $   10.00     $    10.56     $    10.00     $     9.58      $  10.00
(2) Accumulation unit value
    at end of period........   $    14.62      $   11.31     $    12.73     $    10.56     $    13.16      $   9.58
(3) Number of accumulation
    units outstanding at end
    of period...............    401,251.0       17,212.9      397,370.5      133,552.3      114,432.5       3,294.8

---------------

* Merrill Lynch Life commenced sales of the IRA Annuity on October 11, 2002. Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
SEPARATE ACCOUNT D

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

                                   APPENDIX A

EXAMPLE: Assume that you are under age 80 at issue. You pay an initial premium of $100,000 on October 1, 2004 and a subsequent premium of $10,000 on April 1, 2006. You also make a withdrawal of $50,000 (including any applicable surrender charge) on May 1, 2006. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV"), are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit value. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "DEATH BENEFIT."

                                                                                                (A)          (B)         (C)
                                                                        ------------------   ---------   -----------   --------
                                                                           TRANSACTIONS        PREMS
                                                                        ------------------   LESS ADJ.   MAX ANNIV.    CONTRACT
  DATE                                                                   PREM.     WITHDR.   WITHDRS.    VALUE (MAV)    VALUE
-------------------------------------------------------------------------------------------------------------------------------
10/01/04  THE CONTRACT IS ISSUED                                        $100,000             $100,000     $      0     $100,000
          MAV is $0 until first contract anniversary
10/01/05  FIRST CONTRACT ANNIVERSARY                                                         $100,000     $110,000     $110,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2005 = Contract value on
          10/1/2005 = $110,000
          MAV = greatest of anniversary values = $110,000
04/01/06  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $ 10,000             $110,000     $120,000     $114,000
          Assume contract value decreased by $6,000 due to negative
          investment performance
          Anniversary value for 10/1/2005 = Contract value on
          10/1/2005 + premiums added since that
          anniversary = $110,000 + $10,000 = $120,000
          MAV = greatest of anniversary values = $120,000
05/01/06  OWNER TAKES A $50,000 WITHDRAWAL                                         $50,000   $ 50,000     $ 60,000     $50,000
          Assume contract value decreased by $14,000 due to negative investment performance
          Anniversary value for 10/1/2005 = contract value on
          10/1/2005 + premiums added - adjusted
          withdrawals since that anniversary = $110,000 + $10,000 -
          $60,000 = $60,000
                                                   Adjusted withdrawal
                   = withdrawal X maximum (MAV, prems - adj. withdrs.)
                                              ------------------------
                                                        contract value
                        = $50,000 X maximum (120,000, 110,000)/100,000
                                 = $50,000 X 120,000/100,000 = $60,000
          (Note: all values are determined immediately prior to the
          withdrawal)
          MAV = greatest of anniversary values = $60,000
10/01/06  SECOND CONTRACT ANNIVERSARY                                                        $ 50,000     $ 60,000     $55,000
          Assume contract value increased by $5,000 due to positive
          investment performance
          Anniversary value for 10/1/2005 = $60,000
          Anniversary value for 10/1/2006 = contract value on
          10/1/2006 = $55,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000) = $60,000
10/01/07  THIRD CONTRACT ANNIVERSARY                                                         $ 50,000     $ 65,000     $65,000
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2005 = $60,000
          Anniversary value for 10/1/2006 = contract value on
          10/1/2006 = $55,000
          Anniversary value for 10/1/2007 = contract value on
          10/1/2007 = $65,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000, $65,000) = $65,000

                                                                        -----------------------------------

  DATE                                                                             DEATH BENEFIT
----------------------------------------------------------------------  -----------------------------------
10/01/04  THE CONTRACT IS ISSUED                                        $100,000 (maximum of (A), (B), (C))
          MAV is $0 until first contract anniversary
10/01/05  FIRST CONTRACT ANNIVERSARY                                    $110,000 (maximum of (A), (B), (C))
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2005 = Contract value on
          10/1/2005 = $110,000
          MAV = greatest of anniversary values = $110,000
04/01/06  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                      $120,000 (maximum of (A), (B), (C))
          Assume contract value decreased by $6,000 due to negative
          investment performance
          Anniversary value for 10/1/2005 = Contract value on
          10/1/2005 + premiums added since that
          anniversary = $110,000 + $10,000 = $120,000
          MAV = greatest of anniversary values = $120,000
05/01/06  OWNER TAKES A $50,000 WITHDRAWAL                              $ 60,000 (maximum of (A), (B), (C))
          Assume contract value decreased by $14,000 due to negative investment performance
          Anniversary value for 10/1/2005 = contract value on
          10/1/2005 + premiums added - adjusted
          withdrawals since that anniversary = $110,000 + $10,000 -
          $60,000 = $60,000
                                                   Adjusted withdrawal
                   = withdrawal X maximum (MAV, prems - adj. withdrs.)
                                              ------------------------
                                                        contract value
                        = $50,000 X maximum (120,000, 110,000)/100,000
                                 = $50,000 X 120,000/100,000 = $60,000
          (Note: all values are determined immediately prior to the
          withdrawal)
          MAV = greatest of anniversary values = $60,000
10/01/06  SECOND CONTRACT ANNIVERSARY                                   $ 60,000 (maximum of (A), (B), (C))
          Assume contract value increased by $5,000 due to positive
          investment performance
          Anniversary value for 10/1/2005 = $60,000
          Anniversary value for 10/1/2006 = contract value on
          10/1/2006 = $55,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000) = $60,000
10/01/07  THIRD CONTRACT ANNIVERSARY                                    $ 65,000 (maximum of (A), (B), (C))
          Assume contract value increased by $10,000 due to positive investment performance
          Anniversary value for 10/1/2005 = $60,000
          Anniversary value for 10/1/2006 = contract value on
          10/1/2006 = $55,000
          Anniversary value for 10/1/2007 = contract value on
          10/1/2007 = $65,000
          MAV = greatest of anniversary values = maximum ($60,000,
          $55,000, $65,000) = $65,000

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2004

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") as an Individual Retirement Annuity ("IRA") that is given qualified tax status. The Contract may also be purchased through an established IRA Account or Roth IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated.

This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2004, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
Selling the Contract........................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yield..........................................    3
Other Subaccount Yields.....................................    4
Total Returns...............................................    5

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT D........................................  S-1

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................  G-1

                               OTHER INFORMATION

SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through various Merrill Lynch Life Agencies.

For the years ended December 31, 2003 and 2002, Distributor received $22,462,426 and $2,306,819, respectively, in connection with the sale of the Contracts. Distributor did not receive any payments or commissions in connection with the sale of the Contracts in prior years. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.

FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS

Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Separate Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2003 and 2002, Merrill Lynch Life paid administrative services fees of $33.4 million and $33.8 million, respectively. Merrill Lynch Life did not pay any administrative services fees in connection with the Separate Account or the Contracts in prior years.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELD

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Ready Assets Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used based on average contract size and withdrawals. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.

Merrill Lynch Life also may quote the effective yield of the Merrill Lynch Ready Assets Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Merrill Lynch Ready Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Merrill Lynch Ready Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Merrill Lynch Ready Assets Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Merrill Lynch Ready Assets Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period based on average contract size and withdrawals. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month.

Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding three years. A surrender charge will not be imposed on the "free withdrawal amount" each year.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We will not show any performance information for periods of less than six months.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee (but not the GMIB Fee), and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge for any period of six years or less. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used based on average contract size and withdrawals. The average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) - 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
          contract fee).

ERV   =   the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns for periods prior to the date a subaccount commenced operations. This performance information for the subaccounts is calculated in exactly the same way as average annual total returns described above based on the assumption that the subaccounts had been in existence and had invested in the corresponding underlying Funds for the same period that the corresponding Funds had been in operation, with the level of Contract charges currently in effect.

The Funds and subaccounts corresponding to the Funds commenced operations as indicated below:

                                                                     FUND            SUBACCOUNT
                                                                  INCEPTION          INCEPTION
FUND                                                                 DATE               DATE
----                                                          ------------------  ----------------
Merrill Lynch Basic Value Fund, Inc. (Class A)                October 21, 1994    October 11, 2002
Merrill Lynch Core Bond Portfolio (Class A)                   October 21, 1994    October 11, 2002
Merrill Lynch Fundamental Growth Fund, Inc. (Class A)         December 24, 1992   October 11, 2002
Merrill Lynch Global Allocation Fund, Inc. (Class A)          October 21, 1994    October 11, 2002
Merrill Lynch S&P 500 Index Fund (Class A)                    April 3, 1997       October 11, 2002
Merrill Lynch Small Cap Value Fund (Class A)                  October 21, 1994    October 11, 2002
Merrill Lynch US Govt. Mortgage Fund (Class A)                September 28, 1984  October 11, 2002
AIM Constellation Fund (Class A)                              April 30, 1976      October 11, 2002
AIM Premier Equity Fund (Class A)                             May 1, 1984         October 11, 2002
AllianceBernstein Growth and Income Fund (Class A)            July 1, 1932        October 11, 2002
AllianceBernstein Premier Growth Fund (Class A)               September 28, 1992  October 11, 2002
American Century Equity Income Fund (Advisor Class)           March 7, 1997       October 11, 2002
The Bond Fund of America, Inc. (Class A)                      May 28, 1974        October 11, 2002
The Growth Fund of America, Inc. (Class A)                    December 1, 1973    October 11, 2002
The Income Fund of America, Inc. (Class A)                    December 1, 1973    October 11, 2002
The Investment Company of America (Class A)                   January 1, 1934     October 11, 2002
Davis New York Venture Fund (Class A)                         February 17, 1969   October 11, 2002
Delaware Trend Fund (Class A)                                 October 3, 1968     October 11, 2002
Fidelity Advisor Equity Growth Fund (Class A)*                November 22, 1983   October 11, 2002
Fidelity Advisor Mid Cap Fund (Class A)*                      February 20, 1996   October 11, 2002
Fidelity Advisor Overseas Fund (Class A)*                     April 23, 1990      October 11, 2002
Lord Abbett Bond-Debenture Fund, Inc. (Class A)               April 1, 1971       October 11, 2002

                                                                     FUND            SUBACCOUNT
                                                                  INCEPTION          INCEPTION
FUND                                                                 DATE               DATE
----                                                          ------------------  ----------------
Lord Abbett Mid Cap Value Fund, Inc. (Class A)                June 28, 1983       October 11, 2002
MFS Core Growth Fund (Class A)                                January 2, 1996     October 11, 2002
MFS Research International Fund (Class A)                     January 2, 1997     October 11, 2002
MFS Mid Cap Growth Fund (Class A)                             December 1, 1993    October 11, 2002
Oppenheimer Global Fund (Class A)                             December 22, 1969   October 11, 2002
Oppenheimer Main Street Fund (Class A)                        February 3, 1988    October 11, 2002
Oppenheimer Quest Opportunity Value Fund (Class A)            January 3, 1989     October 11, 2002
PIMCO PEA Renaissance Fund (Class A)**                        April 18, 1988      October 11, 2002
PIMCO NFJ Small Cap Value Fund (Class A)***                   October 1, 1991     October 11, 2002
PIMCO Total Return Fund (Class A)****                         May 11, 1987        October 11, 2002
Putnam Fund For Growth and Income (Class A)                   November 6, 1957    October 11, 2002
Putnam International Equity Fund (Class A)                    February 28, 1991   October 11, 2002
Putnam Voyager Fund (Class A)                                 April 1, 1969       October 11, 2002
Seligman Small-Cap Value Fund (Class A)                       April 25, 1997      October 11, 2002
Templeton Foreign Fund (Class A)                              October 5, 1982     October 11, 2002
Templeton Growth Fund, Inc. (Class A)                         November 29, 1954   October 11, 2002
Van Kampen Comstock Fund (Class A)                            October 7, 1968     October 11, 2002
Van Kampen Equity and Income Fund (Class A)                   August 3, 1960      October 11, 2002
Van Kampen Aggressive Growth Fund (Class A)                   May 29, 1996        October 11, 2002

---------------
   * Because Class A shares were first available on September 3, 1996, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class A.

  ** Because Class A shares were first available on February 1, 1991, performance shown for periods prior to that date will reflect performance of Class C shares, adjusted for expenses of Class A.

 *** Because Class A shares were first available on January 1, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

**** Because Class A shares were first available on January 13, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of each of the divisions of Merrill Lynch Life Variable Annuity Separate Account D, comprised of divisions investing in the Ready Assets Trust, Basic Value Fund, Core Bond Portfolio, Fundamental Growth Fund, Global Allocation Fund, S&P 500 Index Fund, Small Cap Value Fund, U.S. Government Mortgage Fund, AIM Constellation Fund, AIM Premier Equity Fund, AllianceBernstein Growth & Income Fund (formerly Alliance Growth & Income Fund), AllianceBernstein Premier Growth Fund (formerly Alliance Premier Growth Fund), Equity Income Fund, Bond Fund of America, Growth Fund of America, Income Fund of America, Investment Company of America, Davis NY Venture Fund, Delaware Trend Fund, Advisor Equity Growth Fund, Advisor Mid Cap Fund, Advisor Overseas Fund, Lord Abbett Bond-Debenture Fund, Lord Abbett Mid-Cap Value Fund, MFS Core Growth Fund, MFS Research International Fund, MFS Mid Cap Growth Fund, Oppenheimer Global Fund, Main Street Fund (formerly Main Street Growth & Income Fund), Oppenheimer Quest Opportunity Value Fund, PIMCO Renaissance Fund, PIMCO Small Cap Value Fund, PIMCO Total Return Fund, Putnam Fund for Growth & Income, Putnam International Equity Fund (formerly Putnam International Growth Fund), Putnam Voyager Fund, Seligman Small-Cap Value Fund, Foreign Fund, Templeton Growth Fund, Van Kampen Aggressive Growth Fund, Van Kampen Comstock Fund, and Van Kampen Equity & Income Fund (collectively, the "Divisions"),as of December 31, 2003 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2003, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York


March 5, 2004


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Ready                Basic
                                                                            Assets               Value              Core Bond
                                                                            Trust                Fund               Portfolio
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Ready Assets Trust (Note 1):
    Ready Assets Trust, 43,328 shares
      (Cost $43,328)                                                $            43,328  $                    $

  Investment in Merrill Lynch Basic Value Fund, Inc. (Note 1):
    Basic Value Fund, 365 shares
      (Cost $9,316)                                                                                   11,105

  Investment in Merrill Lynch Bond Fund, Inc. (Note 1):
    Core Bond Portfolio, 1,372 shares
      (Cost $16,004)                                                                                                      16,082
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $            43,328  $            11,105  $           16,082
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $            43,328  $            11,105  $           16,082
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                         Fundamental             Global               S&P
                                                                            Growth             Allocation           500 Index
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Fundamental Growth Fund, Inc. (Note 1):
    Fundamental Growth Fund, 465 shares
      (Cost $6,441)                                                 $             7,561  $                    $

  Investment in Merrill Lynch Global Allocation Fund, Inc. (Note 1):
    Global Allocation Fund, 3,154 shares
      (Cost $45,472)                                                                                  47,214

  Investment in Merrill Lynch Index Funds, Inc. (Note 1):
    S&P 500 Index Fund, 4,337 shares
      (Cost $52,470)                                                                                                      59,076
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             7,561  $            47,214  $           59,076
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             7,561  $            47,214  $           59,076
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Small                 U.S.
                                                                             Cap               Government              AIM
                                                                            Value               Mortgage          Constellation
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Merrill Lynch Small Cap Value Fund, Inc. (Note 1):
    Small Cap Value Fund, 443 shares
      (Cost $9,505)                                                 $            11,313  $                    $

  Investment in Merrill Lynch U.S. Government Mortgage Fund (Note 1):
    U.S. Government Mortgage Fund, 4,704 shares
      (Cost $48,272)                                                                                  48,267

  Investment in AIM Equity Funds (Note 1):
    AIM Constellation Fund, 47 shares
      (Cost $881)                                                                                                          1,013
                                                                      ------------------ -------------------- -------------------
Total Assets                                                        $            11,313  $            48,267  $            1,013
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $            11,313  $            48,267  $            1,013
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                           Premier              Growth &             Premier
                                                                            Equity               Income              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in AIM Funds Group (Note 1):
    AIM Premier Equity Fund,  40 shares
      (Cost $342)                                                   $               372  $                    $

  Investment in AllianceBernstein Growth and Income Fund, Inc. (Note 1):
    AllianceBernstein Growth & Income Fund, 578 shares
      (Cost $1,783)                                                                                    1,955

  Investment in AllianceBernstein Premier Growth Fund, Inc. (Note 1):
    AllianceBernstein Premier Growth Fund, 134 shares
      (Cost $2,090)                                                                                                        2,267
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $               372  $             1,955  $            2,267
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $               372  $             1,955  $            2,267
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Equity                Bond               Growth
                                                                            Income              Fund of              Fund of
                                                                            Fund                America              America
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in American Century Capital Portfolios, Inc. (Note 1):
    Equity Income Fund, 3,924 shares
      (Cost $28,427)                                                $            30,527  $                    $

  Investments in The American Funds (Note 1):
    Bond Fund of America, 1,684 shares
      (Cost $22,387)                                                                                  22,755
    Growth Fund of America, 2,705 shares
      (Cost $57,856)                                                                                                      66,389
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $            30,527  $            22,755  $           66,389
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $            30,527  $            22,755  $           66,389
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                      Davis
                                                                            Income             Investment              NY
                                                                           Fund of             Company of            Venture
                                                                           America              America               Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in The American Funds (Note 1):
    Income Fund of America, 1,557 shares
      (Cost $24,035)                                                $            26,758  $                    $
    Investment Company of America, 1,868 shares
      (Cost $47,263)                                                                                  53,859

  Investment in Davis New York Venture Fund, Inc. (Note 1):
    Davis NY Venture Fund, 549 shares
      (Cost $12,807)                                                                                                      15,115
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $            26,758  $            53,859  $           15,115
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $            26,758  $            53,859  $           15,115
                                                                    ==================== ==================== ===================
See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Advisor              Advisor
                                                                           Delaware              Equity                Mid
                                                                            Trend                Growth                Cap
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Delaware Group Equity Funds III (Note 1):
    Delaware Trend Fund, 271 shares
      (Cost $4,465)                                                 $             5,108  $                    $

  Investments in Fidelity Advisor Series I (Note 1):
    Advisor Equity Growth Fund, 24 shares
      (Cost $885)                                                                                      1,046
    Advisor Mid Cap Fund, 258 shares
      (Cost $4,715)                                                                                                        5,734
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             5,108  $             1,046  $            5,734
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             5,108  $             1,046  $            5,734
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Lord Abbett          Lord Abbett
                                                                           Advisor               Bond-               Mid-Cap
                                                                           Overseas            Debenture              Value
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Fidelity Advisor Series VIII (Note 1):
    Advisor Overseas Fund, 66 shares
      (Cost $862)                                                   $             1,024  $                    $

  Investment in Lord Abbett Bond-Debenture Fund, Inc. (Note 1):
    Lord Abbett Bond-Debenture Fund, 1,320 shares
      (Cost $10,070)                                                                                  10,637

  Investment in Lord Abbett Mid-Cap Value Fund, Inc. (Note 1):
    Lord Abbett Mid-Cap Value Fund, 792 shares
      (Cost $13,373)                                                                                                      14,910
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             1,024               10,637  $           14,910
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             1,024  $            10,637  $           14,910
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS                  MFS
                                                                             Core               Research             Mid Cap
                                                                            Growth           International           Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in MFS Series Trust I (Note 1):
    MFS Core Growth Fund, 135 shares
      (Cost $1,765)                                                 $             2,024  $                    $
    MFS Research International Fund, 121 shares
      (Cost $1,405)                                                                                    1,660

  Investment in MFS Series Trust IV (Note 1):
    MFS Mid Cap Growth Fund, 287 shares
      (Cost $2,003)                                                                                                        2,245
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             2,024  $             1,660  $            2,245
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             2,024  $             1,660  $            2,245
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                         Oppenheimer              Main                Quest
                                                                            Global               Street            Opportunity
                                                                            Fund                 Fund              Value Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Oppenheimer Global Fund (Note 1):
    Oppenheimer Global Fund, 33 shares
      (Cost $1,385)                                                 $             1,695  $                    $

  Investment in Oppenheimer Main Street Funds (Note 1):
    Main Street Fund, 110 shares
      (Cost $3,338)                                                                                    3,597

  Investment in Oppenheimer Quest for Value Funds (Note 1):
    Oppenheimer Quest Opportunity Value Fund, 13 shares
      (Cost $366)                                                                                                            418
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             1,695  $             3,597  $              418
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             1,695  $             3,597  $              418
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 PIMCO                PIMCO
                                                                            PIMCO              Small Cap              Total
                                                                         Renaissance             Value               Return
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investments in PIMCO Funds Multi-Manager Series (Note 1):
    PIMCO Renaissance Fund, 817 shares
      (Cost $16,177)                                                $            18,828  $                    $
    PIMCO Small Cap Value Fund, 639 shares
      (Cost $14,761)                                                                                  16,014

  Investment in PIMCO Funds Pacific Investment Management Series (Note 1):
    PIMCO Total Return Fund, 5,998 shares
      (Cost $64,810)                                                                                                      64,236
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $            18,828  $            16,014  $           64,236
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $            18,828  $            16,014  $           64,236
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Putnam               Putnam
                                                                           Fund for          International           Putnam
                                                                           Growth &              Equity              Voyager
                                                                            Income               Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in The Putnam Fund for Growth and Income (Note 1):
    Putnam Fund for Growth & Income, 39 shares
      (Cost $616)                                                   $               684  $                    $

  Investment in Putnam International Equity Fund (Note 1):
    Putnam International Equity Fund, 132 shares
      (Cost $2,344)                                                                                    2,717

  Investment in Putnam Voyager Fund (Note 1):
    Putnam Voyager Fund, 46 shares
      (Cost $663)                                                                                                            735
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $               684  $             2,717  $              735
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $               684  $             2,717  $              735
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                          Small-Cap                                 Templeton
                                                                            Value               Foreign              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Seligman Value Fund Series, Inc. (Note 1):
    Seligman Small-Cap Value Fund, 607 shares
      (Cost $8,330)                                                 $             8,685  $                    $

  Investment in Templeton Funds, Inc. (Note 1):
    Foreign Fund, 1,435 shares
      (Cost $14,554)                                                                                  15,271

  Investment in Templeton Growth Fund, Inc. (Note 1):
    Templeton Growth Fund, 470 shares
      (Cost $8,843)                                                                                                        9,709
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             8,685  $            15,271  $            9,709
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             8,685  $            15,271  $            9,709
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Assets
  Investment in Van Kampen Equity Trust (Note 1):
    Van Kampen Aggressive Growth Fund, 122 shares
      (Cost $1,353)                                                 $             1,506  $                    $

  Investment in Van Kampen Comstock Fund (Note 1):
    Van Kampen Comstock Fund, 368 shares
      (Cost $5,150)                                                                                    5,865

  Investment in Van Kampen Equity and Income Fund (Note 1):
    Van Kampen Equity & Income Fund, 641 shares
      (Cost $4,604)                                                                                                        5,060
                                                                    -------------------- -------------------- -------------------
Total Assets                                                        $             1,506  $             5,865  $            5,060
                                                                    ==================== ==================== ===================

Net Assets
  Accumulation Units                                                $             1,506  $             5,865  $            5,060
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Ready                Basic
                                                                            Assets               Value              Core Bond
                                                                            Trust                Fund               Portfolio
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               243  $               100  $              274
 Asset-Based Insurance Charges (Note 6)                                            (499)                 (67)               (115)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (256)                  33                 159
                                                                    -------------------- -------------------- --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   46                  32
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                1,818                  66
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                1,864                  98
                                                                    -------------------- -------------------- --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (256)               1,897                 257
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         525,102                  272                 401
 Contract Owner Withdrawals                                                        (355)                 (36)               (145)
 Net Transfers In (Out) (Note 3)                                               (495,901)               8,130              14,458
 Contract Charges (Note 6)                                                          (67)                 (17)                (32)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          28,779                8,349              14,682
                                                                    -------------------- -------------------- --------------------
Total Increase in Net Assets                                                     28,523               10,246              14,939
Net Assets, Beginning of Period                                                  14,805                  859               1,143
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            43,328  $            11,105  $           16,082
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                         Fundamental             Global               S&P
                                                                            Growth             Allocation           500 Index
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               467  $              490
 Asset-Based Insurance Charges (Note 6)                                             (50)                 (87)               (306)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (50)                 380                 184
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                10                  227                  15
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,148                1,754               6,709
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,158                1,981               6,724
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,108                2,361               6,908
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             135                  516               1,242
 Contract Owner Withdrawals                                                         (42)                (268)               (303)
 Net Transfers In (Out) (Note 3)                                                  5,585               43,959              47,920
 Contract Charges (Note 6)                                                          (14)                 (45)                (95)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           5,664               44,162              48,764
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      6,772               46,523              55,672
Net Assets, Beginning of Period                                                     789                  691               3,404
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             7,561  $            47,214  $           59,076
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Small                 U.S.
                                                                             Cap               Government              AIM
                                                                            Value               Mortgage          Constellation
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $             1,010  $                0
 Asset-Based Insurance Charges (Note 6)                                             (61)                (409)                 (6)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (61)                 601                  (6)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                56                  (52)                  1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,824                  (51)                137
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  1,880                 (103)                138
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,819                  498                 132
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             227                1,574                  57
 Contract Owner Withdrawals                                                         (49)                (535)                 (2)
 Net Transfers In (Out) (Note 3)                                                  8,363               38,606                 715
 Contract Charges (Note 6)                                                          (18)                (103)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           8,523               39,542                 768
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                     10,342               40,040                 900
Net Assets, Beginning of Period                                                     971                8,227                 113
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            11,313  $            48,267  $            1,013
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                           Premier              Growth &             Premier
                                                                            Equity               Income              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                14  $                0
 Asset-Based Insurance Charges (Note 6)                                              (2)                 (12)                (12)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (2)                   2                 (12)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 5                   98                   6
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     31                  178                 180
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     36                  276                 186
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           34                  278                 174
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4                   16                  21
 Contract Owner Withdrawals                                                          (9)                 (23)                 (2)
 Net Transfers In (Out) (Note 3)                                                    330                1,471               2,029
 Contract Charges (Note 6)                                                            0                   (2)                 (4)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             325                1,462               2,044
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        359                1,740               2,218
Net Assets, Beginning of Period                                                      13                  215                  49
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               372  $             1,955  $            2,267
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Equity                Bond               Growth
                                                                            Income              Fund of              Fund of
                                                                            Fund                America              America
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               659  $               566  $               17
 Asset-Based Insurance Charges (Note 6)                                            (272)                (150)               (413)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      387                  416                (396)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,468                  224               1,315
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,101                  357               8,707
 Capital Gain Distributions (Note 2)                                                670                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  5,239                  581              10,022
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        5,626                  997               9,626
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             846                  553               1,984
 Contract Owner Withdrawals                                                        (338)                (215)               (270)
 Net Transfers In (Out) (Note 3)                                                 24,024               20,806              50,352
 Contract Charges (Note 6)                                                          (73)                 (41)               (109)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          24,459               21,103              51,957
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                     30,085               22,100              61,583
Net Assets, Beginning of Period                                                     442                  655               4,806
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            30,527  $            22,755  $           66,389
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                      Davis
                                                                            Income             Investment              NY
                                                                           Fund of              Company              Venture
                                                                           America             of America             Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               551  $               562  $               93
 Asset-Based Insurance Charges (Note 6)                                            (151)                (333)                (86)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      400                  229                   7
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                87                  186                 (10)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,717                6,698               2,333
 Capital Gain Distributions (Note 2)                                                  0                  379                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  2,804                7,263               2,323
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,204                7,492               2,330
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             977                1,349                 258
 Contract Owner Withdrawals                                                        (336)                (378)                (41)
 Net Transfers In (Out) (Note 3)                                                 21,873               41,285              11,407
 Contract Charges (Note 6)                                                          (40)                 (90)                (24)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          22,474               42,166              11,600
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                     25,678               49,658              13,930
Net Assets, Beginning of Period                                                   1,080                4,201               1,185
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            26,758  $            53,859  $           15,115
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Advisor              Advisor
                                                                           Delaware              Equity               Mid
                                                                            Trend                Growth                Cap
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0
 Asset-Based Insurance Charges (Note 6)                                             (26)                  (8)                (31)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (26)                  (8)                (31)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                    6                  34
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    643                  166               1,019
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    647                  172               1,053
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          621                  164               1,022
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             154                    9                 164
 Contract Owner Withdrawals                                                          (7)                 (11)                (10)
 Net Transfers In (Out) (Note 3)                                                  4,221                  794               4,256
 Contract Charges (Note 6)                                                           (7)                  (2)                 (9)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,361                  790               4,401
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      4,982                  954               5,423
Net Assets, Beginning of Period                                                     126                   92                 311
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             5,108  $             1,046  $            5,734
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Lord Abbett          Lord Abbett
                                                                           Advisor               Bond-               Mid-Cap
                                                                           Overseas            Debenture              Value
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 7  $               315  $               93
 Asset-Based Insurance Charges (Note 6)                                              (4)                 (63)               (154)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        3                  252                 (61)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 9                    9               1,761
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    162                  562               1,534
 Capital Gain Distributions (Note 2)                                                  0                    0                 158
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    171                  571               3,453
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          174                  823               3,392
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              70                  233                 661
 Contract Owner Withdrawals                                                          (1)                 (77)               (117)
 Net Transfers In (Out) (Note 3)                                                    773                9,185               7,010
 Contract Charges (Note 6)                                                           (1)                 (18)                (32)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             841                9,323               7,522
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      1,015               10,146              10,914
Net Assets, Beginning of Period                                                       9                  491               3,996
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,024  $            10,637  $           14,910
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS                  MFS
                                                                             Core               Research             Mid Cap
                                                                            Growth           International           Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                0
 Asset-Based Insurance Charges (Note 6)                                             (17)                  (8)                (11)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (17)                  (7)                (11)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (10)                  14                   8
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    272                  255                 247
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    262                  269                 255
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          245                  262                 244
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              77                    3                 104
 Contract Owner Withdrawals                                                          (5)                   8                  (5)
 Net Transfers In (Out) (Note 3)                                                  1,135                1,330               1,803
 Contract Charges (Note 6)                                                           (4)                  (2)                 (4)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,203                1,339               1,898
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      1,448                1,601               2,142
Net Assets, Beginning of Period                                                     576                   59                 103
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             2,024  $             1,660  $            2,245
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                         Oppenheimer              Main                Quest
                                                                            Global               Street            Opportunity
                                                                            Fund                 Fund              Value Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 9  $                51  $                1
 Asset-Based Insurance Charges (Note 6)                                              (9)                 (75)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                  (24)                 (2)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                14                1,295                   1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    312                  300                  54
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    326                1,595                  55
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          326                1,571                  53
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              33                  433                   9
 Contract Owner Withdrawals                                                          (3)                 (55)                 (1)
 Net Transfers In (Out) (Note 3)                                                  1,150                 (481)                255
 Contract Charges (Note 6)                                                           (2)                 (14)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,178                 (117)                262
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      1,504                1,454                 315
Net Assets, Beginning of Period                                                     191                2,143                 103
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,695  $             3,597  $              418
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 PIMCO                PIMCO
                                                                            PIMCO              Small Cap              Total
                                                                         Renaissance             Value               Return
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               306  $              739
 Asset-Based Insurance Charges (Note 6)                                             (70)                (186)               (351)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (70)                 120                 388
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               999                3,227                  61
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  2,658                1,249                (555)
 Capital Gain Distributions (Note 2)                                                  0                  265                 774
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                  3,657                4,741                 280
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,587                4,861                 668
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             210                  746               1,362
 Contract Owner Withdrawals                                                         (88)                (195)               (517)
 Net Transfers In (Out) (Note 3)                                                 14,960                8,848              58,933
 Contract Charges (Note 6)                                                          (26)                 (41)               (113)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          15,056                9,358              59,665
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                     18,643               14,219              60,333
Net Assets, Beginning of Period                                                     185                1,795               3,903
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            18,828  $            16,014  $           64,236
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Putnam               Putnam
                                                                           Fund for          International           Putnam
                                                                           Growth &              Equity              Voyager
                                                                            Income               Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 6  $                50  $                0
 Asset-Based Insurance Charges (Note 6)                                              (4)                 (18)                 (5)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        2                   32                  (5)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                15                   59                   6
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     72                  376                  76
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     87                  435                  82
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           89                  467                  77
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              23                  133                  42
 Contract Owner Withdrawals                                                           0                  (56)                 (4)
 Net Transfers In (Out) (Note 3)                                                    442                2,008                 576
 Contract Charges (Note 6)                                                            0                   (5)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                             465                2,080                 612
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        554                2,547                 689
Net Assets, Beginning of Period                                                     130                  170                  46
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               684  $             2,717  $              735
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                          Small-Cap                                 Templeton
                                                                            Value               Foreign              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                16  $               62
 Asset-Based Insurance Charges (Note 6)                                             (10)                 (48)                (56)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                      (10)                 (32)                  6
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                13                  531                 732
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    356                  721                 878
 Capital Gain Distributions (Note 2)                                                  0                   84                 156
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    369                1,336               1,766
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          359                1,304               1,772
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              82                  261                 138
 Contract Owner Withdrawals                                                         (31)                 (22)                (49)
 Net Transfers In (Out) (Note 3)                                                  8,245               13,408               6,831
 Contract Charges (Note 6)                                                           (8)                 (18)                (17)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           8,288               13,629               6,903
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      8,647               14,933               8,675
Net Assets, Beginning of Period                                                      38                  338               1,034
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             8,685  $            15,271  $            9,709
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                35  $               86
 Asset-Based Insurance Charges (Note 6)                                              (7)                 (30)                (39)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (7)                   5                  47
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 4                   15                  51
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    156                  718                 461
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    160                  733                 512
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          153                  738                 559
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              25                  343                 210
 Contract Owner Withdrawals                                                          (2)                 (46)                (72)
 Net Transfers In (Out) (Note 3)                                                  1,301                4,644               2,961
 Contract Charges (Note 6)                                                           (2)                  (9)                 (9)
                                                                    -------------------- -------------------- -------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           1,322                4,932               3,090
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      1,475                5,670               3,649
Net Assets, Beginning of Period                                                      31                  195               1,411
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,506  $             5,865  $            5,060
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Ready                Basic
                                                                            Assets               Value              Core Bond
                                                                            Trust                Fund               Portfolio
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                24  $                 4  $                8
 Asset-Based Insurance Charges (Note 6)                                             (30)                  (1)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (6)                   3                   6
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   6
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                  (29)                 17
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      0                  (29)                 23
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (6)                 (26)                 29
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          60,509                    3                   8
 Contract Owner Withdrawals                                                         (14)                   0                   0
 Net Transfers In (Out) (Note 3)                                                (45,682)                 882               1,106
 Contract Charges (Note 6)                                                           (2)                   0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                          14,811                  885               1,114
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                     14,805                  859               1,143
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $            14,805  $               859  $            1,143
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                         Fundamental             Global               S&P
                                                                            Growth             Allocation           500 Index
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                12  $               26
 Asset-Based Insurance Charges (Note 6)                                              (1)                  (1)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (1)                  11                  23
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (29)                 (12)               (102)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    (29)                 (12)               (102)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (30)                  (1)                (79)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              31                    0                 255
 Contract Owner Withdrawals                                                           0                   (1)                 (3)
 Net Transfers In (Out) (Note 3)                                                    788                  693               3,232
 Contract Charges (Note 6)                                                            0                    0                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             819                  692               3,483
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        789                  691               3,404
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               789  $               691  $            3,404
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Small                 U.S.
                                                                             Cap               Government              AIM
                                                                            Value               Mortgage          Constellation
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                18  $                0
 Asset-Based Insurance Charges (Note 6)                                              (1)                  (8)                  0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       (1)                  10                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (17)                  46                  (5)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    (17)                  46                  (5)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (18)                  56                  (5)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              27                   67                   0
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                    962                8,107                 118
 Contract Charges (Note 6)                                                            0                   (3)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             989                8,171                 118
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        971                8,227                 113
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               971  $             8,227  $              113
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             AIM           AllianceBernstein    AllianceBernstein
                                                                           Premier              Growth &             Premier
                                                                            Equity               Income              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                0
 Asset-Based Insurance Charges (Note 6)                                               0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    1                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                   (6)                 (3)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      0                   (6)                 (3)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                   (5)                 (3)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   6
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                     13                  220                  46
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                              13                  220                  52
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                         13                  215                  49
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                13  $               215  $               49
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================

                                                                            Equity                Bond               Growth
                                                                            Income              Fund of              Fund of
                                                                            Fund                America              America
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 2  $                 3  $                4
 Asset-Based Insurance Charges (Note 6)                                               0                   (1)                 (6)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        2                    2                  (2)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                 (27)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (2)                  12                (175)
 Capital Gain Distributions (Note 2)                                                  1                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     (1)                  12                (202)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            1                   14                (204)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               3                   36                  99
 Contract Owner Withdrawals                                                           0                    0                  (4)
 Net Transfers In (Out) (Note 3)                                                    438                  605               4,917
 Contract Charges (Note 6)                                                            0                    0                  (2)
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             441                  641               5,010
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        442                  655               4,806
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               442  $               655  $            4,806
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                      Davis
                                                                            Income             Investment              NY
                                                                           Fund of              Company              Venture
                                                                           America             of America             Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                12  $                19  $                3
 Asset-Based Insurance Charges (Note 6)                                              (1)                  (4)                 (2)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                       11                   15                   1
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 1                    0                  (5)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      5                 (102)                (25)
 Capital Gain Distributions (Note 2)                                                  1                   50                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      7                  (52)                (30)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           18                  (37)                (29)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              11                  116                  17
 Contract Owner Withdrawals                                                          (1)                  (1)                  0
 Net Transfers In (Out) (Note 3)                                                  1,052                4,125               1,197
 Contract Charges (Note 6)                                                            0                   (2)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                           1,062                4,238               1,214
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                      1,080                4,201               1,185
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $             1,080  $             4,201  $            1,185
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                Advisor              Advisor
                                                                           Delaware              Equity               Mid
                                                                            Trend                Growth                Cap
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0
 Asset-Based Insurance Charges (Note 6)                                               0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    0                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                   (5)                 (1)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      0                   (5)                 (1)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                   (5)                 (1)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              16                   10                  19
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                    110                   87                 293
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             126                   97                 312
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        126                   92                 311
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               126  $                92  $              311
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                              Lord Abbett          Lord Abbett
                                                                           Advisor               Bond-               Mid-Cap
                                                                           Overseas            Debenture              Value
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 2  $                0
 Asset-Based Insurance Charges (Note 6)                                               0                   (1)                 (4)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    1                  (4)
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                  23
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                    4                   4
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      0                    4                  27
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                    5                  23
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    4                  98
 Contract Owner Withdrawals                                                           0                    0                  (5)
 Net Transfers In (Out) (Note 3)                                                      9                  482               3,881
 Contract Charges (Note 6)                                                            0                    0                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                               9                  486               3,973
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                          9                  491               3,996
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                 9  $               491  $            3,996
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                             MFS                  MFS                  MFS
                                                                             Core               Research             Mid Cap
                                                                            Growth           International           Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0
 Asset-Based Insurance Charges (Note 6)                                               0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    0                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (14)                   1                  (5)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                    (14)                   1                  (5)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (14)                   1                  (5)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   0
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                    590                   58                 108
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             590                   58                 108
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        576                   59                 103
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               576  $                59  $              103
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                                   Oppenheimer
                                                                         Oppenheimer              Main                Quest
                                                                            Global               Street            Opportunity
                                                                            Fund                 Fund              Value Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 5  $                1
 Asset-Based Insurance Charges (Note 6)                                               0                   (2)                  0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    3                   1
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (2)                 (42)                 (1)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     (2)                 (42)                 (1)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (2)                 (39)                  0
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              32                   49                   0
 Contract Owner Withdrawals                                                           0                   (1)                  0
 Net Transfers In (Out) (Note 3)                                                    161                2,135                 103
 Contract Charges (Note 6)                                                            0                   (1)                  0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             193                2,182                 103
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        191                2,143                 103
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               191  $             2,143  $              103
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                                                 PIMCO                PIMCO
                                                                            PIMCO              Small Cap              Total
                                                                         Renaissance             Value               Return
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                10  $               10
 Asset-Based Insurance Charges (Note 6)                                               0                   (1)                 (3)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    9                   7
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (8)                   4                 (20)
 Capital Gain Distributions (Note 2)                                                  8                    2                  56
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                      0                    6                  37
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                            0                   15                  44
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                   38                  12
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                    185                1,743               3,848
 Contract Charges (Note 6)                                                            0                   (1)                 (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             185                1,780               3,859
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        185                1,795               3,903
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               185  $             1,795  $            3,903
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                            Putnam               Putnam
                                                                           Fund for          International           Putnam
                                                                           Growth &              Equity              Voyager
                                                                            Income               Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                0
 Asset-Based Insurance Charges (Note 6)                                               0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    0                   0
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (4)                  (3)                 (3)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     (4)                  (3)                 (3)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (4)                  (3)                 (3)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                   0
 Contract Owner Withdrawals                                                           0                    0                   0
 Net Transfers In (Out) (Note 3)                                                    134                  173                  49
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                             134                  173                  49
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                        130                  170                  46
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $               130  $               170  $               46
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                           Seligman
                                                                          Small-Cap                                 Templeton
                                                                            Value               Foreign              Growth
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                3
 Asset-Based Insurance Charges (Note 6)                                               0                    0                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    1                   2
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (1)                  (4)                (12)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     (1)                  (4)                (12)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (1)                  (3)                (10)
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0                  14
 Contract Owner Withdrawals                                                           0                    0                  (1)
 Net Transfers In (Out) (Note 3)                                                     39                  341               1,031
 Contract Charges (Note 6)                                                            0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                              39                  341               1,044
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                         38                  338               1,034
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                38  $               338  $            1,034
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        Divisions Investing In
                                                                    =============================================================
                                                                          Van Kampen                               Van Kampen
                                                                          Aggressive           Van Kampen           Equity &
                                                                            Growth              Comstock             Income
                                                                            Fund                 Fund                 Fund
                                                                    ==================== ==================== ===================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 1  $                6
 Asset-Based Insurance Charges (Note 6)                                               0                    0                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Investment Income (Loss)                                                        0                    1                   5
                                                                    -------------------- -------------------- -------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                    0                   1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                     (2)                  (3)                 (6)
 Capital Gain Distributions (Note 2)                                                  0                    0                   0
                                                                    -------------------- -------------------- -------------------
  Net Gain (Loss) on Investments                                                     (2)                  (3)                 (5)
                                                                    -------------------- -------------------- -------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                           (2)                  (2)                  0
                                                                    -------------------- -------------------- -------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               4                    0                  17
 Contract Owner Withdrawals                                                           0                    0                  (1)
 Net Transfers In (Out) (Note 3)                                                     29                  197               1,396
 Contract Charges (Note 6)                                                            0                    0                  (1)
                                                                    -------------------- -------------------- -------------------
  Net Increase in Net Assets
   Resulting from Contract Transactions                                              33                  197               1,411
                                                                    -------------------- -------------------- -------------------
Total Increase in Net Assets                                                         31                  195               1,411
Net Assets, Beginning of Period                                                       0                    0                   0
                                                                    -------------------- -------------------- -------------------
Net Assets, End of Period                                           $                31  $               195  $            1,411
                                                                    ==================== ==================== ===================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account D ("Separate Account D"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account D is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account D is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of forty-two investment divisions that support one annuity contract - IRA Annuity. The investment divisions are as follows:

   - Merrill Lynch Ready Assets Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Ready Assets Trust ("Ready Assets"). The investment advisor to Ready Assets is Merrill Lynch Investment Managers, L.P. ("MLIM"),an indirect subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Basic Value Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Basic Value Fund, Inc. ("Basic Value"). The investment advisor to Basic Value is Fund Asset Management, L.P. ("FAM"), an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Bond Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of Merrill Lynch Bond Fund, Inc. ("Bond Fund").The investment advisor to Bond Fund is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Fundamental Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Fundamental Growth Fund, Inc. ("Fundamental Growth"). The investment advisor to Fundamental Growth is MLIM, An indirect subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Global Allocation Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Global Allocation Fund, Inc. ("Global Allocation"). The investment advisor to Global Allocation is MLIM, an indirect subsidiary of Merrill Lynch & Co.


   - Merrill Lynch Index Funds, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Index Funds, Inc. ("Index Funds"). The investment advisor to Index Funds is FAM, an indirect , wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch Small Cap Value Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch Small Cap Value Fund, Inc. ("Small Cap Value"). The investment advisor to Small Cap Value is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - Merrill Lynch U.S. Government Mortgage Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Merrill Lynch U.S. Government Mortgage Fund, Inc.("Government Mortgage"). The investment advisor to Government Mortgage is FAM, an indirect, wholly owned subsidiary of Merrill Lynch & Co.

   - AIM Equity Funds - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AIM Equity Funds ("AIM Equity"). The investment advisor AIM Equity is AIM Advisors, Inc.

   - AIM Funds Group - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AIM Funds Group ("AIM Funds"). The investment advisor AIM Funds is AIM Advisors, Inc.

   - AllianceBernstein Growth and Income Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the AllianceBernstein Growth and Income Fund, Inc. ("Growth & Income"). The investment advisor to Growth & Income is AllianceBernstein Capital Management L.P. Effective March 31, 2003 the Alliance Growth and Income Fund was renamed the AllianceBernstein Growth and Income Fund.

   - AllianceBernstein Premier Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Alliance Premier Growth Fund, Inc. ("Premier Growth"). The investment advisor to Premier Growth is Alliance Capital Management L.P. Effective March 31, 2003 the Alliance Premier Growth Fund was renamed the AllianceBernstein Premier Growth Fund.

   - American Century Capital Portfolios, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Capital Portfolios , Inc. ("Capital Portfolios"). The investment advisor to Capital Portfolios is American Century Investment Management, Inc.


   - The American Funds - Four of the investment divisions each invest in the shares of a single mutual fund portfolio of The American Funds ("American"). The investment advisor to American is Capital Research and Management Company.

   - Davis New York Venture Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Davis New York Venture Fund, Inc. ("Davis NY"). The investment advisor to Davis NY is Davis Selected Advisers, L.P.

   - Delaware Group Equity Funds III - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Delaware Group Equity Funds III ("Delaware"). The investment advisor to Delaware is Delaware Management Company.

   - Fidelity Advisor Series I - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of Fidelity Advisor Series I ("Fidelity I"). The investment advisor to Fidelity I is Fidelity Management & Research Company.

   - Fidelity Advisor Series VIII - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Fidelity Advisor Series VIII ("Fidelity VIII"). The investment advisor to Fidelity VIII is Fidelity Management & Research Company.

   - Lord Abbett Bond-Debenture Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Lord Abbett Bond - Debenture Fund, Inc.("Bond-Debenture"). The investment advisor to Bond-Debenture is Lord, Abbett & Co. LLC.

   - Lord Abbett Mid-Cap Value Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Lord Abbett Mid-Cap Value Fund, Inc. ("Mid-Cap Value"). The investment advisor to Mid-Cap Value is Lord, Abbett & Co. LLC.

   - MFS Series Trust I - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the MFS Series Trust I ("Trust I"). The investment advisor to Trust I is Massachusetts Financial Services Company.

   - MFS Series Trust IV - One of the investment divisions invests in the shares of a single mutual fund portfolio of the MFS Series Trust IV ("Trust IV"). The investment advisor to Trust IV is Massachusetts Financial Services Company.

   - Oppenheimer Global Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Global Fund ("Oppenheimer Global"). The investment advisor to Oppenheimer Global is OppenheimerFunds, Inc.


   - Oppenheimer Main Street Funds - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Main Street Funds ("Oppenheimer Main Street"). The investment advisor to Oppenheimer Main Street is Oppenheimer Funds, Inc. Effective April 30, 2003 the Main Street Growth & Income Fund was renamed the Main Street Fund.

   - Oppenheimer Quest for Value Funds - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Oppenheimer Quest for Value Funds ("Oppenheimer Quest") . The investment advisor to Oppenheimer Quest is OppenheimerFunds, Inc.

   - PIMCO Funds Multi - Manager Series - Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the PIMCO Funds Multi-Manager Series ( "Multi - Manager Series" ). The Investment advisor to Multi-Manager Series is PIMCO Advisors.

   - PIMCO Funds Pacific Investment Management Series - One of the investment divisions invests in the shares of a single mutual fund portfolio of the PIMCO Funds Pacific Investment Management Series ( "Pacific Investment" ). The investment advisor to Pacific Investment is PIMCO.

   - The Putnam Fund for Growth and Income - One of the investment divisions invests in the shares of a single mutual fund portfolio of The Putnam Fund for Growth and Income ("Putnam Growth"). The investment advisor to Putnam Growth is Putnam Investment Management LLC ("Putnam Management").

   - Putnam International Equity Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Putnam International Equity Fund ("Putnam International"). The investment advisor to Putnam International is Putnam Management. Effective May 1, 2003 the Putnam International Growth Fund was renamed the Putnam International Equity Fund.

   - Putnam Voyager Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Putnam Voyager Fund ( " Putnam Voyager"). The investment advisor to Putnam Voyager is Putnam Management.

   - Seligman Value Fund Series, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Seligman Value Fund
      Series, Inc. ("Seligman"). The investment advisor to Seligman is J.& W. Seligman & Co. Incorporated.


   -  Templeton  Funds ,  Inc.  -  One  of  the   investment
      divisions invests in the shares of a single mutual fund portfolio of the Templeton Funds , Inc. (" Templeton Funds "). The investment advisor to Templeton Funds is Templeton Global Advisors Limited ("Templeton Advisors").

   - Templeton Growth Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Templeton Growth Fund, Inc. (" Templeton Growth" ). The investment advisor to Templeton Growth is Templeton Advisors.

   - Van Kampen Equity Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of Van Kampen Equity Trust ("Equity Trust"). The investment advisor to Equity Trust is Van Kampen Investment Advisory Corp.

   - Van Kampen Comstock Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Comstock Fund ("Comstock"). The investment advisor to Comstock is Van Kampen Asset Management Inc.

   - Van Kampen Equity and Income Fund - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Equity and Income Fund ("Van Kampen"). The investment advisor to Van Kampen is Van Kampen Asset Management Inc.

   The assets of Separate Account D are registered in the name of Merrill Lynch Life. The portion of Separate Account D's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   D provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits ("GMDB")) and other Contract benefits.


2.   SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   The operations of Separate Account D are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account D for any Federal income tax attributable to Separate Account D. No charge is currently being made against Separate Account D for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account D if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account D may also be made.

3.   NET TRANSFERS

   Net transfers include transfers among applicable Separate
   Account D investment divisions.


4. PURCHASES AND SALES OF INVESTMENTS

The cost  of purchases and proceeds from sales of investments for the period ended  December 31, 2003 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
  Ready Assets Trust                                                $           151,681  $           123,158
  Basic Value Fund                                                                8,615                  233
  Core Bond Portfolio                                                            16,731                1,890
  Fundamental Growth Fund                                                         5,713                   99
  Global Allocation Fund                                                         45,990                1,448
  S&P 500 Index Fund                                                             49,142                  194
  Small Cap Value Fund                                                            8,917                  455
  U.S. Government Mortgage Fund                                                  66,150               26,007
  AIM Constellation Fund                                                            773                   11
  AIM Premier Equity Fund                                                           356                   33
  AllianceBernstein Growth & Income Fund                                          1,978                  514
  AllianceBernstein Premier Growth Fund                                           2,096                   64
  Equity Income Fund                                                             50,024               24,508
  Bond Fund of America                                                           26,752                5,233
  Growth Fund of America                                                         60,513                8,952
  Income Fund of America                                                         23,647                  773
  Investment Company of America                                                  43,899                1,125
  Davis NY Venture Fund                                                          12,827                1,220
  Delaware Trend Fund                                                             4,385                   50
  Advisor Equity Growth Fund                                                        848                   66
  Advisor Mid Cap Fund                                                            4,558                  188
  Advisor Overseas Fund                                                             881                   37
  Lord Abbett Bond-Debenture Fund                                                 9,672                   97
  Lord Abbett Mid-Cap Value Fund                                                 25,020               17,401
  MFS Core Growth Fund                                                            1,558                  372
  MFS Research International Fund                                                 1,391                   59
  MFS Mid Cap Growth Fund                                                         1,923                   36
  Oppenheimer Global Fund                                                         1,297                  119
  Main Street Fund                                                                9,330                9,471
  Oppenheimer Quest Opportunity Value Fund                                          279                   19
  PIMCO Renaissance Fund                                                         18,739                3,753
  PIMCO Small Cap Value Fund                                                     26,359               16,616
  PIMCO Total Return Fund                                                        64,912                4,085
  Putnam Fund for Growth & Income                                                   614                  147
  Putnam International Equity Fund                                                3,086                  974
  Putnam Voyager Fund                                                               661                   54
  Seligman Small-Cap Value Fund                                                   8,349                   71
  Foreign Fund                                                                   18,136                4,455
  Templeton Growth Fund                                                          12,480                5,415
  Van Kampen Aggressive Growth Fund                                               1,342                   27
  Van Kampen Comstock Fund                                                        5,051                  114
  Van Kampen Equity & Income Fund                                                 6,881                3,744
                                                                    -------------------- --------------------
                                                                    $           803,556  $           263,287
                                                                    ==================== ====================


5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents  the dividends, excluding the distributions of capital gains,  received by the investment division from the underlying  mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude those  expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The recognition of  investment income by the investment division is  affected by the timing of the  declaration of dividends by the  underlying fund in which  the investment divisions  invest. The expense  ratio represents the annualized contract  expenses of  the separate  account,  consisting  primarily of  mortality  and expense charges, for  each  period indicated. The ratios include  only those expenses that result in a direct reduction to unit values. Charges made directly to contract  owner accounts through the  redemption of units and expenses  of the underlying fund are  excluded. The total return amounts include  changes in the value of the  underlying mutual fund, which includes expenses assessed through  the reduction of unit  values. The ratio does  not include any expenses  assessed through  the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(In thousands, except unit values)

Ready Assets Trust
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            4,362  $         9.93 $       43,328          0.63%         1.30%        -0.65%
                   2002                            1,481           10.00         14,805          1.04          1.30          0.06

Basic Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              772  $        14.39 $       11,105          1.94%         1.30%        30.68%
                   2002                               78           11.01            859          5.20          1.30         10.03

Core Bond Portfolio
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            1,529  $        10.52 $       16,082          3.10%         1.30%         3.16%
                   2002                              112           10.19          1,143          5.20          1.30          1.89

Fundamental Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              603  $        12.53 $        7,561          0.00%         1.30%        26.26%
                   2002                               79            9.92            789          0.00          1.30         -0.79



5. UNIT VALUES (Continued)

Global Allocation Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            3,198  $        14.76 $       47,214          6.98%         1.30%        34.18%
                   2002                               63           11.00            691         15.60          1.30          9.97

S&P 500 Index Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            4,440  $        13.31 $       59,076          2.08%         1.30%        26.33%
                   2002                              323           10.53          3,404         11.27          1.30          5.27

Small Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              724  $        15.63 $       11,313          0.00%         1.30%        39.78%
                   2002                               87           11.18            971          0.00          1.30         11.77

U.S. Government Mortgage Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            4,739  $        10.19 $       48,267          3.21%         1.30%         0.92%
                   2002                              815           10.09          8,227          2.93          1.30          0.87

AIM Constellation Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               77  $        13.09 $        1,013          0.00%         1.30%        27.64%
                   2002                               11           10.25            113          0.00          1.30          2.52



5. UNIT VALUES (Continued)

AIM Premier Equity Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               28  $        12.88 $          372          0.00%         1.30%        23.25%
                   2002                                1           10.44             13          0.00          1.30          4.41

AllianceBernstein Growth & Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              139  $        14.04 $        1,955          1.52%         1.30%        30.02%
                   2002                               20           10.80            215          0.00          1.30          7.95

AllianceBernstein Premier Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              188  $        12.09 $        2,267          0.00%         1.30%        21.09%
                   2002                                5            9.98             49          0.00          1.30         -0.25

Equity Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            2,341  $        13.04 $       30,527          3.15%         1.30%        22.30%
                   2002                               41           10.66            442          0.00          1.30          6.56

Bond Fund of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            1,933  $        11.77 $       22,755          4.91%         1.30%        10.77%
                   2002                               62           10.63            655          3.90          1.30          6.23



5. UNIT VALUES (Continued)

Growth Fund of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            4,785  $        13.88 $       66,389          0.05%         1.30%        31.14%
                   2002                              454           10.58          4,806          0.87          1.30          5.74

Income Fund of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            2,007  $        13.33 $       26,758          4.74%         1.30%        23.67%
                   2002                              100           10.78          1,080         15.60          1.30          7.74

Investment Company of America
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            4,036  $        13.35 $       53,859          2.19%         1.30%        24.64%
                   2002                              392           10.70          4,201          6.18          1.30          7.02

Davis NY Venture Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            1,085  $        13.93 $       15,115          1.41%         1.30%        30.60%
                   2002                              111           10.66          1,185          1.95          1.30          6.59

Delaware Trend Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              350  $        14.58 $        5,108          0.00%         1.30%        31.62%
                   2002                               11           11.08            126          0.00          1.30         10.72



5. UNIT VALUES (Continued)

Advisor Equity Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               77  $        13.54 $        1,046          0.00%         1.30%        30.33%
                   2002                                9           10.39             92          0.00          1.30          3.83

Advisor Mid Cap Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              373  $        15.37 $        5,734          0.00%         1.30%        42.11%
                   2002                               29           10.81            311          0.00          1.30          8.08

Advisor Overseas Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               69  $        14.73 $        1,024          2.28%         1.30%        42.41%
                   2002                                1           10.34              9          0.00          1.30          3.39

Lord Abbett Bond-Debenture Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              840  $        12.67 $       10,637          6.50%         1.30%        18.69%
                   2002                               46           10.67            491          2.60          1.30          6.68

Lord Abbett Mid-Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            1,105  $        13.49 $       14,910          0.79%         1.30%        23.29%
                   2002                              365           10.94          3,996          0.00          1.30          9.35



5. UNIT VALUES (Continued)

MFS Core Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              171  $        11.82 $        2,024          0.00%         1.30%        19.77%
                   2002                               58            9.87            576          0.00          1.30         -1.36

MFS Research International Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              122  $        13.62 $        1,660          0.16%         1.30%        30.87%
                   2002                                6           10.40             59          0.00          1.30          3.99

MFS Mid Cap Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              154  $        14.61 $        2,245          0.00%         1.30%        36.17%
                   2002                               10           10.73            103          0.00          1.30          7.26

Oppenheimer Global Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              117  $        14.49 $        1,695          1.30%         1.30%        41.19%
                   2002                               19           10.26            191          0.00          1.30          2.57

Main Street Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              279  $        12.87 $        3,597          0.88%         1.30%        25.27%
                   2002                              209           10.27          2,143          3.25          1.30          2.69



5. UNIT VALUES (Continued)

Oppenheimer Quest Opportunity Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               34  $        12.31 $          418          0.43%         1.30%        20.30%
                   2002                               10           10.23            103          0.00          1.30          2.30

PIMCO Renaissance Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              999  $        18.84 $       18,828          0.00%         1.30%        56.37%
                   2002                               15           12.04            185          0.00          1.30         20.41

PIMCO Small Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            1,152  $        13.90 $       16,014          2.14%         1.30%        28.50%
                   2002                              166           10.82          1,795         13.00          1.30          8.12

PIMCO Total Return Bond Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            6,023  $        10.67 $       64,236          2.74%         1.30%         3.69%
                   2002                              379           10.28          3,903          4.33          1.30          2.80

Putnam Fund for Growth & Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               50  $        13.65 $          684          1.95%         1.30%        25.54%
                   2002                               12           10.87            130          0.00          1.30          8.63



5. UNIT VALUES (Continued)

Putnam International Equity Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              202  $        13.45 $        2,717          3.61%         1.30%        26.45%
                   2002                               16           10.63            170          0.00          1.30          6.31

Putnam Voyager Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                               58  $        12.57 $          735          0.00%         1.30%        23.06%
                   2002                                5           10.21             46          0.00          1.30          2.09

Seligman Small-Cap Value Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              543  $        15.99 $        8,685          0.00%         1.30%        46.99%
                   2002                                4           10.88             38          0.00          1.30          8.74

Foreign Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                            1,131  $        13.50 $       15,271          0.43%         1.30%        28.79%
                   2002                               32           10.48            338          0.00          1.30          4.77

Templeton Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              695  $        13.96 $        9,709          1.44%         1.30%        31.10%
                   2002                               97           10.65          1,034          3.90          1.30          6.44



5. UNIT VALUES (Continued)

Van Kampen Aggressive Growth Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              114  $        13.16 $        1,506          0.00%         1.30%        37.33%
                   2002                                3            9.58             31          0.00          1.30         -4.21

Van Kampen Comstock Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              401  $        14.62 $        5,865          1.52%         1.30%        29.25%
                   2002                               17           11.31            195          0.00          1.30         13.03

Van Kampen Equity & Income Fund
---------------------------------------------------------
                                                                                         Investment
                                                                            Net Assets     Income         Expense        Total
               December 31,                Units (000's)     Unit Value      (000's)        Ratio          Ratio        Return
                                          -----------------------------------------------------------------------------------------
                   2003                              397  $        12.73 $        5,060          2.87%         1.30%        20.55%
                   2002                              134           10.56          1,411          7.80          1.30          5.57



6.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 1.30% per day
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only  if the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $50,000
  Guaranteed    minimum    income             Quarterly - redemption of units         0.40%  of the  contract  value at  the end of
  benefit  ("GMIB")  provides the                                                     each  calendar  quarter  based  on  the  GMIB
  future   ability   to   receive                                                     benefit base as of  the last business  day of
  guaranteed minimum payments                                                         each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of the rider
  Contingent    deferred    sales             Per incident - redemption of units      7% of premium withdrawn for year 0
  charge                                                                              6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer  after  the  twelfth
                                                                                      transfer in a contract year



7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2003 and 2002 were as follows:



                                           Ready              Basic                              Fundamental           Global
                                           Assets             Value            Core Bond            Growth           Allocation
                                           Trust              Fund             Portfolio            Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                      3,280                 79                258                 79                 64
     Redeemed                                   (1,799)                (1)              (146)                 0                 (1)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                 1,481                 78                112                 79                 63
Activity during 2003:
     Issued                                     15,217                710              1,599                532              3,245
     Redeemed                                  (12,336)               (16)              (182)                (8)              (110)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 4,362                772              1,529                603              3,198
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                              Small               U.S.                                  AIM
                                            S&P                Cap             Government            AIM              Premier
                                         500 Index            Value             Mortgage        Constellation          Equity
                                           Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                        328                 87                825                 11                  1
     Redeemed                                       (5)                 0                (10)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                   323                 87                815                 11                  1
Activity during 2003:
     Issued                                      4,134                672              6,485                 67                 30
     Redeemed                                      (17)               (35)            (2,561)                (1)                (3)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 4,440                724              4,739                 77                 28
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                     AllianceBernstein  AllianceBernstein
                                          Growth &           Premier             Equity              Bond              Growth
                                           Income             Growth             Income              Fund               Fund
                                           Fund               Fund                Fund            of America         of America
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                         20                  5                 41                 62                572
     Redeemed                                        0                  0                  0                  0               (118)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                    20                  5                 41                 62                454
Activity during 2003:
     Issued                                        157                188              4,237              2,324              5,035
     Redeemed                                      (38)                (5)            (1,937)              (453)              (704)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                   139                188              2,341              1,933              4,785
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                                                 Davis                                Advisor
                                           Income          Investment             NY               Delaware            Equity
                                            Fund             Company            Venture             Trend              Growth
                                         of America         of America           Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                        102                392                174                 11                  9
     Redeemed                                       (2)                 0                (63)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                   100                392                111                 11                  9
Activity during 2003:
     Issued                                      1,969              3,728              1,087                343                 73
     Redeemed                                      (62)               (84)              (113)                (4)                (5)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 2,007              4,036              1,085                350                 77
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                                              Lord Abbett        Lord Abbett            MFS
                                        Advisor Mid          Advisor             Bond-             Mid-Cap              Core
                                            Cap              Overseas          Debenture            Value              Growth
                                           Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                         29                  1                 46                413                 58
     Redeemed                                        0                  0                  0                (48)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                    29                  1                 46                365                 58
Activity during 2003:
     Issued                                        358                 71                802              2,233                150
     Redeemed                                      (14)                (3)                (8)            (1,493)               (37)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                   373                 69                840              1,105                171
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                            MFS                MFS                                                  Oppenheimer
                                          Research           Mid Cap          Oppenheimer           Main               Quest
                                       International          Growth             Global             Street          Opportunity
                                           Fund               Fund               Fund               Fund            Value Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                          6                 10                 19                211                 10
     Redeemed                                        0                  0                  0                 (2)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                     6                 10                 19                209                 10
Activity during 2003:
     Issued                                        120                146                108                858                 25
     Redeemed                                       (4)                (2)               (10)              (788)                (1)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                   122                154                117                279                 34
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                              PIMCO              PIMCO              Putnam             Putnam
                                           PIMCO            Small Cap            Total             Fund for        International
                                        Renaissance           Value              Return            Growth &            Equity
                                           Fund               Fund               Fund               Income             Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                         15                166                399                 12                 16
     Redeemed                                        0                  0                (20)                 0                  0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                    15                166                379                 12                 16
Activity during 2003:
     Issued                                      1,186              2,210              6,027                 50                210
     Redeemed                                     (202)            (1,224)              (383)               (12)               (24)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                   999              1,152              6,023                 50                202
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                             Seligman                                                Van Kampen
                                           Putnam           Small-Cap                             Templeton          Aggressive
                                          Voyager             Value             Foreign             Growth             Growth
                                           Fund               Fund               Fund               Fund               Fund
                                     ------------------ ------------------ ------------------ ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0                  0                  0                  0
Activity during 2002:
     Issued                                          5                  4                 32                100                  3
     Redeemed                                        0                  0                  0                 (3)                 0
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002                     5                  4                 32                 97                  3
Activity during 2003:
     Issued                                         58                545              1,466              1,035                113
     Redeemed                                       (5)                (6)              (367)              (437)                (2)
                                     ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                    58                543              1,131                695                114
                                     ================== ================== ================== ================== ==================


7. UNITS ISSUED AND REDEEMED (Continued)

                                                            Van Kampen
                                         Van Kampen          Equity &
                                          Comstock            Income
                                           Fund               Fund
                                     ------------------ ------------------
(In thousands)

Outstanding at January 1, 2002                       0                  0
Activity during 2002:
     Issued                                         17                137
     Redeemed                                        0                 (3)
                                     ------------------ ------------------

Outstanding at December 31, 2002                    17                134
Activity during 2003:
     Issued                                        392                616
     Redeemed                                       (8)              (353)
                                     ------------------ ------------------

Outstanding at December 31, 2003                   401                397
                                     ================== ==================

INDEPENDENT AUDITORS' REPORT

The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2003 and 2002, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York

March 1, 2004

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                                       ASSETS                                     2003             2002
                                       ------                                  -----------     -----------

INVESTMENTS:
  Fixed maturity securities, at estimated fair value (amortized cost: 2003 -
     $2,108,310; 2002 - $1,844,077)                                            $ 2,157,127     $ 1,856,732
  Equity securities, at estimated fair value (cost: 2003 - $78,816; 2002 -
     $112,903)                                                                      82,469         105,430
  Trading account securities, at estimated fair value                               26,186          21,949
  Limited partnerships, at cost                                                     11,880          12,150
  Policy loans on insurance contracts                                            1,086,537       1,143,663
                                                                               -----------     -----------

      Total Investments                                                          3,364,199       3,139,924
CASH AND CASH EQUIVALENTS                                                           75,429         312,217
ACCRUED INVESTMENT INCOME                                                           63,565          63,603
DEFERRED POLICY ACQUISITION COSTS                                                  364,414         404,220
FEDERAL INCOME TAXES -- CURRENT                                                       --            39,905
REINSURANCE RECEIVABLES                                                              6,004           8,197
AFFILIATED RECEIVABLES -- NET                                                          696           3,040
RECEIVABLES FROM SECURITIES SOLD                                                     1,349          10,072
OTHER ASSETS                                                                        36,246          37,399
SEPARATE ACCOUNTS ASSETS                                                        10,736,343       9,079,285
                                                                               -----------     -----------

TOTAL ASSETS                                                                   $14,648,245     $13,097,862
                                                                               ===========     ===========


See accompanying notes to financial statements                       (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (Continued)
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                        LIABILITIES AND STOCKHOLDER'S EQUITY                    2003             2002
                        ------------------------------------                ------------     ------------

LIABILITIES:
  POLICYHOLDER LIABILITIES AND ACCRUALS:
    Policyholders' account balances                                         $  2,887,937     $  3,084,042
    Claims and claims settlement expenses                                        101,718           98,526
                                                                            ------------     ------------

    Total policyholder liabilities and cruals                                  2,989,655        3,182,568
  OTHER POLICYHOLDER FUNDS                                                        12,915           11,815
  LIABILITY FOR GUARANTY FUND ASSESSMENTS                                          7,139            7,221
  FEDERAL INCOME TAXES -- DEFERRED                                                31,965           67,304
  FEDERAL INCOME TAXES -- CURRENT                                                 21,182             --
  PAYABLES FOR SECURITIES PURCHASED                                                  683           19,635
  UNEARNED POLICY CHARGE REVENUE                                                 107,761          113,774
  OTHER LIABILITIES                                                                3,480            6,033
  SEPARATE ACCOUNTS LIABILITIES                                               10,730,601        9,072,606
                                                                            ------------     ------------
    Total Liabilities                                                         13,905,381       12,480,956
                                                                            ------------     ------------

STOCKHOLDER'S EQUITY:
  Common stock ($10 par value; authorized: 1,000,000 shares; issued and
     outstanding: 250,000 shares)                                                  2,500            2,500
  Additional paid-in capital                                                     397,324          347,324
  Retained earnings                                                              331,575          290,092
  Accumulated other comprehensive income (loss)                                   11,465          (23,010)
                                                                            ------------     ------------
    Total Stockholder's Equity                                                   742,864          616,906
                                                                            ------------     ------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                  $ 14,648,245     $ 13,097,862
                                                                            ============     ============


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)


                                                                        2003           2002           2001
                                                                     ---------      ---------      ---------

REVENUES:
    Policy charge revenue                                            $ 228,878      $ 239,030      $ 253,837
    Net investment income                                              174,662        207,064        221,872
    Net realized investment gains (losses)                                 987         (9,056)       (13,844)
                                                                     ---------      ---------      ---------
     Total Revenues                                                    404,527        437,038        461,865
                                                                     ---------      ---------      ---------

BENEFITS AND EXPENSES:
    Interest credited to policyholders' account balances               128,958        141,373        153,111
    Market value adjustment expense                                      4,806          3,683          2,296
    Policy benefits (net of reinsurance recoveries:
    2003 - $17,641; 2002 - $14,620; 2001 - $16,562)                     64,631         58,060         37,773
    Reinsurance premium ceded                                           22,599         23,131         24,535
    Amortization of deferred policy acquisition costs                   76,402        101,118         59,335
    Insurance expenses and taxes                                        52,003         47,932         65,700
                                                                     ---------      ---------      ---------
     Total Benefits and Expenses                                       349,399        375,297        342,750
                                                                     ---------      ---------      ---------

     Net Earnings Before Federal Income Tax Provision                   55,128         61,741        119,115
                                                                     ---------      ---------      ---------

FEDERAL INCOME TAX PROVISION (BENEFIT):
     Current                                                            67,547        (41,505)        23,002
     Deferred                                                          (53,902)        55,301         17,875
                                                                     ---------      ---------      ---------

      Total Federal Income Tax Provision                                13,645         13,796         40,877
                                                                     ---------      ---------      ---------

NET EARNINGS                                                         $  41,483      $  47,945      $  78,238
                                                                     =========      =========      =========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                               2003          2002          2001
                                                                             --------      --------      --------

NET EARNINGS                                                                 $ 41,483      $ 47,945      $ 78,238
                                                                             --------      --------      --------
OTHER COMPREHENSIVE INCOME (LOSS):
   Net unrealized gains on available-for-sale securities and investments in separate accounts:
    Net unrealized holding gains (losses) arising during the
       period                                                                  46,905        (1,799)       32,328
    Reclassification adjustment for losses included in net
       earnings                                                                 3,286        11,494        12,600
                                                                             --------      --------      --------
     Net unrealized gains on investment securities                             50,191         9,695        44,928
    Adjustments for:
       Policyholder liabilities                                                 6,302       (15,214)       (9,498)
       Deferred policy acquisition costs                                       (3,455)            9       (15,551)
       Deferred federal income taxes                                          (18,563)        1,928        (6,958)
                                                                             --------      --------      --------
  Total other comprehensive income (loss), net of tax                          34,475        (3,582)       12,921
                                                                             --------      --------      --------

COMPREHENSIVE INCOME                                                         $ 75,958      $ 44,363      $ 91,159
                                                                             ========      ========      ========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)


                                                                                                    ACCUMULATED
                                                                     ADDITIONAL                        OTHER         TOTAL
                                                         COMMON        PAID-IN       RETAINED      COMPREHENSIVE  STOCKHOLDER'S
                                                         STOCK         CAPITAL       EARNINGS       INCOME (LOSS)   EQUITY
                                                        ---------     ---------      ---------     -------------  ----------

BALANCE, JANUARY 1, 2001                               $   2,500      $ 347,324      $ 194,808     $ (32,349)     $ 512,283
            Net earnings                                                                78,238                       78,238
            Other comprehensive income, net of tax                                                    12,921         12,921

                                                       ---------      ---------      ---------     ---------      ---------
BALANCE, DECEMBER 31, 2001                                 2,500        347,324        273,046       (19,428)       603,442
            Cash dividend paid to parent                                               (30,899)                     (30,899)
            Net earnings                                                                47,945                       47,945
            Other comprehensive loss, net of tax                                                      (3,582)        (3,582)

                                                       ---------      ---------      ---------     ---------      ---------
BALANCE, DECEMBER 31, 2002                                 2,500        347,324        290,092       (23,010)       616,906
            Capital contribution from parent                             50,000                                      50,000
            Net earnings                                                                41,483                       41,483
            Other comprehensive income, net of tax                                                    34,475         34,475

                                                       ---------      ---------      ---------     ---------      ---------
BALANCE, DECEMBER 31, 2003                             $   2,500      $ 397,324      $ 331,575     $  11,465      $ 742,864
                                                       =========      =========      =========     =========      =========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001 (Dollars in thousands)


                                                                            2003             2002             2001
                                                                        -----------      -----------      -----------
Cash Flows From Operating Activities:
   Net earnings                                                         $    41,483      $    47,945      $    78,238
   Noncash items included in earnings:
    Amortization of deferred policy acquisition costs                        76,402          101,118           59,335
    Capitalization of policy acquisition costs                              (40,051)         (34,391)         (51,736)
    Amortization (accretion) of investments                                   9,883            2,406           (1,033)
    Interest credited to policyholders' account balances                    128,958          141,373          153,111
    Provision (benefit) for deferred Federal income tax                     (53,902)          55,301           17,875
   (Increase) decrease in operating assets:
    Accrued investment income                                                    38            6,281            1,117
    Federal income taxes -- current                                          39,905          (39,905)            --
    Reinsurance receivables                                                   2,193            1,231           (6,338)
    Affiliated receivables -- net                                             2,344           (3,040)             667
    Other                                                                     1,153            4,513           (1,298)
   Increase (decrease) in operating liabilities:
    Claims and claims settlement expenses                                     3,192            3,506            9,347
    Other policyholder funds                                                  1,100           (2,424)          (3,439)
    Liability for guaranty fund assessments                                     (82)          (1,228)          (1,801)
    Federal income taxes -- current                                          21,182           (5,522)             388
    Affiliated payables -- net                                                 --             (3,736)           3,736
    Unearned policy charge revenue                                           (6,013)              98           12,494
    Other                                                                    (2,553)          (1,561)         (24,695)
   Other operating activities:
    Net realized investment (gains) losses                                     (987)           9,056           13,844
                                                                        -----------      -----------      -----------

     Net cash and cash equivalents provided by operating activities         224,245          281,021          259,812
Cash Flow From Investing Activities:
   Proceeds from (payments for):
    Sales of available-for-sale securities                                  312,514          817,498          278,420
    Maturities of available-for-sale securities                             533,534          360,062          342,148
    Purchases of available-for-sale securities                           (1,097,868)        (988,168)        (511,122)
    Trading account securities                                                 (559)            (456)            (214)
    Sales of real estate held-for-sale                                         --             22,900             --
    Sales of limited partnerships                                               470             --              1,000
    Purchases of limited partnerships                                          (200)            (880)          (1,857)
    Policy loans on insurance contracts                                      57,126           50,815             (788)
    Recapture of investment in separate accounts                              3,015            1,785             --
    Investment in separate accounts                                            (304)          (3,554)          (1,009)
                                                                        -----------      -----------      -----------

     Net cash and cash equivalents provided by (used in) investing
        activities                                                         (192,272)         260,002          106,578
                                                                        -----------      -----------      -----------


See accompanying notes to financial statements                       (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS (Continued)
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)


                                                                      2003             2002             2001
                                                                   -----------      -----------      -----------
Cash Flows From Financing Activities:
  Proceeds from (payments for):
   Capital contribution received from (cash dividend paid to)
      parent                                                       $    50,000      $   (30,899)     $      --
   Policyholder deposits (excludes internal policy replacement
      deposits)                                                        936,437          640,103        1,090,788
   Policyholder withdrawals (including transfers to/from
      separate accounts)                                            (1,255,198)        (968,439)      (1,419,479)
                                                                   -----------      -----------      -----------

    Net cash and cash equivalents used in financing activities        (268,761)        (359,235)        (328,691)
                                                                   -----------      -----------      -----------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                  (236,788)         181,788           37,699
CASH AND CASH EQUIVALENTS
  Beginning of year                                                    312,217          130,429           92,730
                                                                   -----------      -----------      -----------

  End of year                                                      $    75,429      $   312,217      $   130,429
                                                                   ===========      ===========      ===========

Supplementary Disclosure of Cash Flow Information:
  Cash paid to affiliates for:
   Federal income taxes                                            $     6,460      $     3,922      $    22,614
   Interest                                                                197              125              639

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        DESCRIPTION OF BUSINESS: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

        The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

        BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

        The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain.

        For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

        Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

        REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

        Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

        Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance, which is not currently marketed) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

        INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, as well as information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). The factors that give rise to potential impairments include, but are not limited to, i) certain credit-related events such as default of principal or interest payments, ii) bankruptcy of issuer, and iii) certain security restructurings. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's estimate of the security's ultimate recovery value. Management bases this determination on the most recent information available.

        For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

        Certain fixed maturity and equity securities are considered non-investment grade. The Company defines non-investment grade securities as unsecured debt obligations or equity positions that have a rating equivalent to Standard and Poor's (or similar rating agency) BB+ or lower.

        Investments in limited partnerships are carried at cost.

        Policy loans on insurance contracts are stated at unpaid principal balances.

        DEFERRED POLICY ACQUISITION COSTS: Certain policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

        Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

        During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:


                                   2003           2002           2001
                                ---------      ---------      ---------
        Beginning balance       $  81,425      $  95,869      $ 105,503
        Capitalized amounts          --             --              147
        Interest accrued            6,107          7,190          7,913
        Amortization              (18,243)       (21,634)       (17,694)
                                ---------      ---------      ---------

        Ending balance          $  69,289      $  81,425      $  95,869
                                =========      =========      =========

        The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.


        2004                                             $     4,647
        2005                                             $     5,045
        2006                                             $     5,875
        2007                                             $     5,629
        2008                                             $     5,612


        SEPARATE ACCOUNTS: Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 2003 and 2002, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $5,742 and $6,679, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

        Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to contract owners and are not reported as revenue in the Company's Statements of Earnings.

        POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:


        Interest-sensitive life products                        4.00% - 4.85%
        Interest-sensitive deferred annuities                   1.00% - 7.40%
        Immediate annuities                                    3.00% - 11.00%


        These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

        CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

        INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

        The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. See Note 4 to the financial statements for further information.

        The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

        UNEARNED POLICY CHARGE REVENUE: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

        ACCOUNTING PRONOUNCEMENTS: On April 30, 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities. SFAS No. 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statements of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003 and for hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Financial Statements.

        On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. The SOP provides guidance on accounting and reporting by insurance companies for certain nontraditional long-duration contracts and for separate accounts. The SOP is effective for financial statements for the Company beginning in 2004. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company currently employs. The adoption of SOP 03-1, which is effective January 1, 2004, will approximately result in a $43.0 million increase in policyholder liabilities and a corresponding pre-tax charge to earnings. The adoption of SOP 03-1 is considered a change in accounting principle.

        In November of 2003, the Emerging Issues Task Force ("EITF") reached a consensus on Issue 03-01, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, as it relates to disclosures for SFAS 115 securities. In addition to the disclosures already required by SFAS 115, EITF Issue 03-01 requires both quantitative and qualitative disclosures for marketable equity and debt securities. The new disclosure requirements are required to be applied to financial statements for fiscal years ending after December 15, 2003. See Note 3 to the Financial Statements for these disclosures.

        On December 31, 2002, the FASB issued SFAS No.148, Accounting for Stock-Based Compensation -- Transition and Disclosure, an amendment of FASB Statement No. 123, Accounting for Stock Based Compensation. SFAS No. 148 permits three alternative methods for a voluntary transition to the fair value-based method for those entities that adopt the standard prior to the end of fiscal year-end 2003. Beginning in 2004, SFAS No. 148 eliminates prospective application as a method of adoption for reporting stock-based compensation, but continues to permit modified prospective application, which requires the fair value of all unvested awards to be amortized over the remaining service period, as well as restatement of prior years' expense. The transition guidance and disclosure provisions of SFAS No. 148 were effective for fiscal years ending after December 15, 2002. Merrill Lynch & Co. intends to adopt the fair value method of accounting for stock-based compensation under SFAS No. 123 in 2004 using the retroactive restatement method permitted under SFAS No. 148. This will result in additional allocated compensation expense to the Company. The allocation of additional compensation expense is not expected to have a material impact on the Company's Financial Statements.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS


        Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                 2003            2002
                                             -----------     -----------

Assets:
  Fixed maturity securities(1)               $ 2,157,127     $ 1,856,732
  Equity securities(1)                            82,469         105,430
  Trading account securities(1)                   26,186          21,949
  Limited partnerships(2)                         11,880          12,150
  Policy loans on insurance contracts(3)       1,086,537       1,143,663
  Cash and cash equivalents(4)                    75,429         312,217
  Separate Accounts assets(5)                 10,736,343       9,079,285
                                             -----------     -----------

Total financial instruments                  $14,175,971     $12,531,426
                                             ===========     ===========

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value, having an amortized cost of $262,302 and $292,466, had an estimated fair value of $270,731 and $283,064, respectively.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.


NOTE 3. INVESTMENTS


        The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:


                                                              2003
                                       -------------------------------------------------------
                                          COST /        GROSS          GROSS        ESTIMATED
                                        AMORTIZED    UNREALIZED     UNREALIZED        FAIR
                                          COST          GAINS         LOSSES          VALUE
                                       ----------     ----------     ----------     ----------

Fixed maturity securities:
  Corporate debt securities            $2,003,958     $   59,352     $   12,349     $2,050,961
  U.S. Government and agencies             69,346          1,752            646         70,452
  Mortgage-backed securities               18,999          1,329              1         20,327
  Foreign governments                      11,953            345          1,106         11,192
  Municipals                                4,054            141           --            4,195
                                       ----------     ----------     ----------     ----------

   Total fixed maturity securities     $2,108,310     $   62,919     $   14,102     $2,157,127
                                       ==========     ==========     ==========     ==========
Equity securities:
   Non-redeemable preferred stocks     $   78,816     $    3,916     $      263     $   82,469
                                       ==========     ==========     ==========     ==========


                                                                           2002
                                                ---------------------------------------------------------
                                                   COST /           GROSS         GROSS         ESTIMATED
                                                  AMORTIZED      UNREALIZED    UNREALIZED         FAIR
                                                    COST            GAINS        LOSSES           VALUE
                                                  ----------     ----------     ----------     ----------

        Fixed maturity securities:
            Corporate debt securities            $ 1,705,862      $49,304      $ 39,971      $1,715,195
            U.S. Government and agencies              74,309        2,706           356          76,659
            Mortgage-backed securities                38,581        2,711             2          41,290
            Foreign governments                       12,955          300         2,380          10,875
            Municipals                                12,370          343            --          12,713
                                                 -----------      -------      --------      ----------

             Total fixed maturity securities     $ 1,844,077      $55,364      $ 42,709      $1,856,732
                                                 ===========      =======      ========      ==========

        Equity securities:
            Non-redeemable preferred stocks      $   112,903      $ 1,395      $  8,868      $  105,430
                                                 ===========      =======      ========      ==========



        Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31, 2003 were:


                                                    LESS THAN 12 MONTHS         MORE THAN 12 MONTHS                TOTAL
                                                 -------------------------   -------------------------   -------------------------
                                                  ESTIMATED     UNREALIZED    ESTIMATED     UNREALIZED    ESTIMATED     UNREALIZED
                                                  FAIR VALUE      LOSSES      FAIR VALUE      LOSSES      FAIR VALUE      LOSSES
                                                 ------------   ----------   ------------   ----------   ------------   ----------
Fixed Maturity Securities:
            Corporate debt securities            $    365,765   $    5,934   $     93,749   $    6,415   $    459,514   $    12,349
            U.S. Government and agencies               18,458          646             --           --         18,458           646
            Foreign governments                         7,873        1,106             --           --          7,873         1,106
            Mortgage-backed securities                     --           --             93            1             93             1
Equity securities:
             Non-redeemable preferred stocks               --           --          6,909          263          6,909           263
                                                 ------------   ----------   ------------   ----------   ------------   -----------
Total temporarily impaired securities            $    392,096   $    7,686   $    100,751   $    6,679   $    492,847   $    14,365
                                                 ============   ==========   ============   ==========   ============   ===========

        Unrealized losses primarily relate to corporate debt securities rated BBB or higher and are due to price fluctuations as a result of changes in interest rates. These investments are not considered other-than-temporarily impaired since based on the most recent available information the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

        Realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value were $9,139, $23,997 and $11,153 for the years ended December 31, 2003, 2002, and 2001 respectively.

        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by contractual maturity were:

                                                                                    ESTIMATED
                                                                   AMORTIZED           FAIR
                                                                     COST             VALUE
                                                                --------------    ---------------
        Fixed maturity securities:
                    Due in one year or less                     $       201,721   $       204,855
                    Due after one year through five years             1,302,540         1,332,162
                    Due after five years through ten years              430,129           444,803
                    Due after ten years                                 154,921           154,980
                                                                ---------------   ---------------
                                                                      2,089,311         2,136,800
                    Mortgage-backed securities                           18,999            20,327
                                                                ---------------   ---------------
                     Total fixed maturity securities            $     2,108,310   $     2,157,127
                                                                ===============   ===============

        Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by rating agency equivalent were:

                                                                                ESTIMATED
                                                              AMORTIZED            FAIR
                                                                 COST             VALUE
                                                             --------------    ---------------
        AAA                                                $        445,444   $        452,068
        AA                                                          225,214            225,586
        A                                                           633,833            648,769
        BBB                                                         703,750            732,823
        Non-investment grade                                        100,069             97,881
                                                           ----------------   ----------------
                     Total fixed maturity securities       $      2,108,310   $      2,157,127
                                                           ================   ================


        The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                                                                 2003           2002
                                                                              -----------   -------------

        Assets:
                     Fixed maturity securities                                $    48,817   $      12,655
                     Equity securities                                              3,653         (7,473)
                     Deferred policy acquisition costs                                260           3,715
                     Separate Accounts assets                                       (341)         (3,244)
                                                                              -----------   -------------
                                                                                   52,389           5,653
                                                                              -----------   -------------
        Liabilities:
                     Policyholders' account balances                               34,750          41,052
                     Federal income taxes -- deferred                               6,174        (12,389)
                                                                              -----------   -------------
                                                                                   40,924          28,663
                                                                              -----------   -------------
        Stockholder's equity:
                     Accumulated other comprehensive income (loss)            $    11,465   $    (23,010)
                                                                              ===========   ============


        Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                                        2003              2002               2001
                                                   ---------------    --------------    ---------------
        Proceeds                                   $       312,514    $      817,498    $       278,420
        Gross realized investment gains                     13,380            37,899              4,913
        Gross realized investment losses                    16,071            48,294             17,320

        The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds received for gross realized investment losses from the sale of available-for-sale securities were $65,451, $140,742 and $60,640 for the years ended December 31, 2003, 2002, and 2001, respectively.

        The Company had investment securities with a carrying value of $25,570 and $26,307 that were deposited with insurance regulatory authorities at December 31, 2003 and 2002, respectively.

        Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

        Net investment income arose from the following sources for the years ended December 31:

                                                       2003              2002             2001
                                                  ---------------   --------------    --------------

        Fixed maturity securities                 $       107,940   $      128,962    $      139,285
        Equity securities                                   9,162           12,624            15,303
        Real estate held-for-sale                              --            3,220               924
        Limited partnerships                                   28               24                39
        Policy loans on insurance contracts                58,157           61,390            62,695
        Cash and cash equivalents                           2,155            2,912             7,578
        Other                                                 233            1,200               335
                                                  ---------------   --------------    --------------
        Gross investment income                           177,675          210,332           226,159
        Less investment expenses                          (3,013)          (3,268)           (4,287)
                                                  ---------------   --------------    --------------
        Net investment income                     $       174,662   $      207,064    $      221,872
                                                  ===============   ==============    ==============

        Net realized investment gains (losses), for the years ended December 31 were as follows:

                                                       2003            2002              2001
                                                   ------------    -------------     -------------

        Fixed maturity securities                  $     (1,167)   $     (11,416)    $     (12,035)
        Equity securities                                  (395)            1,021             (372)
        Trading account securities                         3,678          (2,143)           (1,437)
        Real estate held-for-sale                             --            3,453                --
        Investment in Separate Accounts                  (1,129)               29                --
                                                   ------------    -------------     -------------
        Net realized investment gains (losses)     $         987   $      (9,056)    $     (13,844)
                                                   ============    =============     =============


        The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains (losses) on trading account securities included in net realized investment gains (losses) were $1,663, ($515) and $462 at December 31, 2003, 2002 and
        2001, respectively.

NOTE 4. FEDERAL INCOME TAXES

        The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                               2003          2002          2001
                                                                            -----------   -----------   -----------

        Provision for income taxes computed at Federal statutory rate       $    19,295   $    21,609   $    41,690
        Increase (decrease) in income taxes resulting from:
                                 Dividend received deduction                    (3,478)       (7,782)       (1,024)
                                 Foreign tax credit                             (2,172)          (31)         (310)
                                  Non-deductible fees                                --            --           521
                                                                            -----------   -----------   -----------
        Federal income tax provision                                        $    13,645   $    13,796   $    40,877
                                                                            ===========   ===========   ===========


        The Federal statutory rate for each of the three years ended December 31, 2003 was 35%.

        The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:


                                                                   2003            2002           2001
                                                               ------------    -------------   -----------

        Policyholders' account balances                        $    (45,837)   $      72,680   $    19,520
        Deferred policy acquisition costs                            (8,582)        (18,789)       (2,336)
        Liability for guaranty fund assessments                           29             430           630
        Investment adjustments                                           488             980            61
                                                               ------------    -------------   -----------
        Deferred Federal income tax provision (benefit)        $    (53,902)   $      55,301   $    17,875
                                                               ============    =============   ===========

        Deferred tax assets and liabilities as of December 31 are determined as follows:


                                                                                    2003            2002
                                                                                 ------------   ------------

        Deferred tax assets:
                    Policyholders' account balances                              $     66,815   $     20,978
                    Liability for guaranty fund assessments                             2,498          2,527
                    Investment adjustments                                                985          1,473
                    Net unrealized investment loss on investment securities                --         12,389
                                                                                 ------------   ------------
                      Total deferred tax assets                                        70,298         37,367
                                                                                 ------------   ------------
        Deferred tax liabilities:
                    Deferred policy acquisition costs                                  92,101        100,683
                    Net unrealized gains on investment securities                       6,174             --
                    Other                                                               3,988          3,988
                                                                                 ------------   ------------
                      Total deferred tax liabilities                                  102,263        104,671
                                                                                 ------------   ------------
                      Net deferred tax liability                                 $     31,965   $     67,304
                                                                                 ============   ============

        The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5. REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

        Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $585 that can be drawn upon for delinquent reinsurance recoverables.

        As of December 31, 2003 the Company had the following life insurance inforce:

                                                                                                      PERCENTAGE
                                                         CEDED TO        ASSUMED                       OF AMOUNT
                                        GROSS              OTHER        FROM OTHER         NET        ASSUMED TO
                                        AMOUNT           COMPANIES      COMPANIES        AMOUNT           NET
                                   -----------------  ---------------   -----------  ---------------  -----------
        Life insurance inforce     $      11,931,195  $     3,606,160    $     994   $     8,326,029        0.01%

        The Company had entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity contracts sold through the Merrill Lynch & Co. distribution system. During 2001, the agreement was amended whereby the Company ceased reinsuring variable annuity contracts sold subsequent to June 30, 2001.

        In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain guaranteed living and minimum death benefit provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2003, 100% and 11% of the account value for variable annuity contracts containing guaranteed living and minimum death benefit provisions, respectively, were reinsured.

NOTE 6. RELATED PARTY TRANSACTIONS

        The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $33,429, $33,833 and $50,575 for 2003, 2002 and 2001, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $197, $125 and $639 for 2003, 2002 and 2001, respectively. Intercompany interest is included in net investment income.

        The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,845, $1,787 and $1,990 for 2003, 2002 and 2001, respectively.

        MLIG has entered into agreements with MLIM and Roszel Advisors, LLC, a subsidiary of MLIG (collectively, "Affiliated Investment Advisors"), with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Mercury Variable Trust, and MLIG Variable Insurance Trust (collectively, "the Funds"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, the Affiliated Investment Advisors pay MLIG an amount equal to a percentage of the assets invested in the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $18,471, $19,677 and $21,667 during 2003, 2002 and 2001, respectively.

        The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $60,686, $43,099 and $65,021 for 2003, 2002 and 2001, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in
        Note 1 to the Financial Statements.

        While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

        The Company paid no dividend in 2003 or 2001. During 2002, the Company paid an ordinary cash dividend of $30,899 to MLIG.

        During 2002, the Company established $144,000 in statutory reserves to support its cashflow testing analysis required by state insurance regulation. As a result, statutory capital and surplus was significantly reduced from December 2001, but remained in excess of regulatory capital requirements. However, due to the inherent volatility in statutory earnings, the Company received a $50,000 capital contribution from MLIG on March 3, 2003.

        Statutory capital and surplus at December 31, 2003 and 2002, were $295,722 and $136,823, respectively. At December 31, 2003 and 2002, approximately $29,322 and $13,432, respectively, of stockholder's equity was available for distribution to MLIG.

        Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. The Company's statutory net income (loss) for 2003, 2002 and 2001 was $98,570, ($140,955) and $48,108, respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves required by state insurance regulation.

        The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioner's statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

        The National Association of Insurance Commissioners utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2003 and 2002, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 8. COMMITMENTS AND CONTINGENCIES

        State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2003 and 2002, the Company's estimated liability for future guaranty fund assessments was $7,139 and $7,221, respectively. If additional future insolvencies occur, the Company's estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

        During 2000, the Company committed to participate in a limited partnership. As of December 31, 2003, $4,300 had been advanced towards the Company's $10,000 commitment to the limited partnership.

        In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 9. SEGMENT INFORMATION

        In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

        The following table summarizes each business segment's contribution to the consolidated amounts:


                                                             LIFE
        2003                                              INSURANCE            ANNUITIES             OTHER              TOTAL
                                                       -----------------    -----------------    ---------------   ----------------

        Net interest spread (a)                        $          14,823    $          25,887    $         4,994   $         45,704
        Other revenues                                            91,176              134,868              3,821            229,865
                                                       -----------------    -----------------    ---------------   ----------------
        Net revenues                                             105,999              160,755              8,815            275,569
                                                       -----------------    -----------------    ---------------   ----------------
        Policy benefits                                           18,238               46,393                 --             64,631
        Reinsurance premium ceded                                 21,337                1,262                 --             22,599
        Amortization of deferred policy
          acquisition costs                                       31,467               44,935                 --             76,402
        Other non-interest expenses                                8,171               48,638                 --             56,809
                                                       -----------------    -----------------    ---------------   ----------------
        Total non-interest expenses                               79,213              141,228                 --            220,441
                                                       -----------------    -----------------    ---------------   ----------------
        Net earnings before Federal
          income tax provision                                    26,786               19,527              8,815             55,128
        Federal income tax provision                               5,785                4,775              3,085             13,645
                                                       -----------------    -----------------    ---------------   ----------------
        Net earnings                                   $          21,001    $          14,752    $         5,730   $         41,483
                                                       =================    =================    ===============   ================
        Balance Sheet Information:
        Total assets                                   $       5,036,566    $       9,438,256    $       173,423   $     14,648,245
        Deferred policy acquisition costs                        178,918              185,496                 --            364,414
        Policyholder liabilities and accruals                  1,916,761            1,072,894                 --          2,989,655
        Other policyholder funds                                   6,213                6,702                 --             12,915


                                                              LIFE
2002                                                        INSURANCE           ANNUITIES           OTHER               TOTAL
                                                       ------------------   ------------------   --------------   -----------------
Net interest spread (a)                                $           24,791   $           34,444   $        6,456   $          65,691
Other revenues                                                     98,435              137,513          (5,974)             229,974
                                                       ------------------   ------------------   --------------   -----------------
Net revenues                                                      123,226              171,957              482             295,665
                                                       ------------------   ------------------   --------------   -----------------
Policy benefits                                                    19,632               38,428               --              58,060
Reinsurance premium ceded                                          22,883                  248               --              23,131
Amortization of deferred policy acquisition costs                  41,190               59,928               --             101,118
Other non-interest expenses                                         7,471               44,144               --              51,615
                                                       ------------------   ------------------   --------------   -----------------
Total non-interest expenses                                        91,176              142,748               --             233,924
                                                       ------------------   ------------------   --------------   -----------------
Net earnings before Federal income tax provision                   32,050               29,209              482              61,741
Federal income tax provision                                        8,779                4,848              169              13,796
                                                       ------------------   ------------------   --------------   -----------------
Net earnings                                           $           23,271   $           24,361   $          313   $          47,945
                                                       ==================   ==================   ==============   =================
Balance Sheet Information:
Total assets                                           $        4,970,388   $        8,109,682   $       17,792   $      13,097,862
Deferred policy acquisition costs                                 211,999              192,221               --             404,220
Policyholder liabilities and accruals                           2,005,718            1,176,850               --           3,182,568
Other policyholder funds                                            4,995                6,820               --              11,815

                                                            LIFE
2001                                                      INSURANCE            ANNUITIES              OTHER             TOTAL
                                                      -----------------   ------------------     --------------   ----------------
Net interest spread (a)                               $          34,815    $          31,302    $         2,644   $         68,761
Other revenues                                                  101,685              139,727            (1,419)            239,993
                                                      -----------------   ------------------     --------------   ----------------
Net revenues                                                    136,500              171,029              1,225            308,754
                                                      -----------------   ------------------     --------------   ----------------
Policy benefits                                                  21,320               16,453                 --             37,773
Reinsurance premium ceded                                        24,531                    4                 --             24,535
Amortization of deferred policy acquisition costs                30,913               28,422                 --             59,335
Other non-interest expenses                                      18,097               49,899                 --             67,996
                                                      -----------------   ------------------     --------------   ----------------
Total non-interest expenses                                      94,861               94,778                 --            189,639
                                                      -----------------   ------------------     --------------   ----------------
Net earnings before Federal income tax provision                 41,639               76,251              1,225            119,115
Federal income tax provision                                     15,607               24,841                429             40,877
                                                      -----------------   ------------------     --------------   ----------------
Net earnings                                          $          26,032    $          51,410    $           796   $         78,238
                                                      =================   ==================     ==============   ================
Balance Sheet Information:
Total assets                                          $       5,674,704    $       9,625,104    $       150,208   $     15,450,016
Deferred policy acquisition costs                               251,245              219,693                 --            470,938
Policyholder liabilities and accruals                         2,094,195            1,256,616                 --          3,350,811
Other policyholder funds                                          9,236                5,003                 --             14,239

        (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

The table below summarizes the Company's net revenues by product for 2003, 2002 and 2001:

                                                                 2003                2002                 2001
                                                          ----------------     ----------------    -----------------
Life Insurance
                  Variable life insurance                 $         97,002     $        102,603    $         110,842
                  Interest-sensitive life insurance                  8,997               20,623               25,658
                                                          ----------------     ----------------    -----------------
                  Total Life Insurance                             105,999              123,226              136,500
                                                          ----------------     ----------------    -----------------
Annuities
                  Variable annuities                               139,577              139,210              152,427
                  Interest-sensitive annuities                      21,178               32,747               18,602
                                                          ----------------     ----------------    -----------------
                  Total Annuities                                  160,755              171,957              171,029
                                                          ----------------     ----------------    -----------------
Other                                                                8,815                  482                1,225
                                                          ----------------     ----------------    -----------------
Total                                                     $        275,569     $        295,665    $         308,754
                                                          ================     ================    =================


                                    * * * * *